SCHWAB

MUNICIPAL MONEY FUNDS

         June 30, 2002

         Semiannual Report

         SCHWAB MUNICIPAL MONEY FUND

         SCHWAB CALIFORNIA
         MUNICIPAL MONEY FUND

         SCHWAB NEW YORK
         MUNICIPAL MONEY FUND

         SCHWAB NEW JERSEY
         MUNICIPAL MONEY FUND

         SCHWAB PENNSYLVANIA
         MUNICIPAL MONEY FUND

         SCHWAB FLORIDA
         MUNICIPAL MONEY FUND


                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

During the six months covered by this report, investor confidence was tested by concerns about corporate accounting practices and economic weakness. While many investors remain nervous, there's nothing here that challenges the belief that the best way to create wealth is by participating in the financial markets.

In this financial environment, as in most, money funds can play an essential role. But for each investor, that role should depend on individual goals and time horizons, not on transient market conditions. Setting and maintaining an appropriate asset allocation -- one that may include some money fund holdings -- is still one of the best strategies for reaching your financial goals.

By investing in SchwabFunds,(R) you have already taken an important step in building a portfolio that can help you achieve your financial goals. On behalf of all of us at SchwabFunds, thank you for the trust that you have placed in us.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab



SCHWAB
Municipal Money Funds

SEMIANNUAL REPORT
January 1, 2002 - June 30, 2002

     2      Market Overview

     6      Schwab Municipal Money Fund

     50     Schwab California Municipal Money Fund

     72     Schwab New York Municipal Money Fund

     84     Schwab New Jersey Municipal Money Fund

     93     Schwab Pennsylvania Municipal Money Fund

     102    Schwab Florida Municipal Money Fund

     114    Financial Notes

            --------------------------------------------------------------------

     116    GLOSSARY

     SchwabFunds(R) offers two basic types of money fund investments, each designed with a particular use in mind.

SWEEP INVESTMENTS(TM) For your day-to-day cash needs

A Sweep Investment can serve as the primary sweep money fund for your Schwab account.

VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses -- which in turn can mean higher returns for investors -- Value Advantage Investments cannot be used as sweep funds.

                                                 SWEEP           VALUE ADVANTAGE
                                              INVESTMENTS          INVESTMENTS
TAXABLE MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                          o
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                      o
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND                   o
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                    o
--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                       o                     o
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND            o                     o
--------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND               o
--------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND            o
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND              o                     o
--------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND          o
--------------------------------------------------------------------------------

For more complete information on SchwabFunds, including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

ECONOMIC SLOWDOWN CONTINUES WITH SOME SIGNS OF RECOVERY.

The six months covered by this report included periods during which the U.S. economy showed some signs of improvement. However, the faltering stock market continued to undermine consumer confidence and delay corporate spending, which kept economic recovery from gaining momentum.

One bright spot was Gross Domestic Product (GDP), which grew at an annualized rate of 5.0% during Q1 2002 (see chart, page 3). Inventory buildup was a large contributor to Q1 GDP, but final sales were also better than expected, traditionally a positive sign for the economy.

[PHOTO OF MAN]

After languishing for several quarters, business investment showed signs of life during the report period. Although spending on buildings remained very low, businesses began to make more investments in equipment and software -- areas where investment growth is considered essential for a healthy recovery. Spending on information technology (IT) equipment was up for the first time since the beginning of the recession in March 2001. Meanwhile, the manufacturing sector saw its fifth consecutive month of growth in June, according to the Institute for Supply Management. In spite of these positive signs, however, the economy slowed in the second quarter; initial calculations placed Q2 2002 GDP growth at just 1.1%.

ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period

This graph compares the performance of various asset classes (as represented by indices) during the report period.

[LINE GRAPH]

               Lehman Aggregate   MSCI EAFE    Russell 2000      S&P 500       3 Month
                   Bond Index       Index     Small-Cap Index     Index        T-Bill
4-Jan-02             -0.24          1.57            2.21           2.13         0.02
11-Jan-02             1.27          -1.4            0.32          -0.22         0.08
18-Jan-02              1.1         -3.23           -2.86          -1.79          0.1
25-Jan-02             0.57         -4.29           -1.83          -1.28         0.11
1-Feb-02              1.01         -5.38           -1.66          -2.15         0.14
8-Feb-02              1.34         -6.71           -4.38          -4.41         0.18
15-Feb-02             1.57         -4.37           -3.81          -3.72         0.21
22-Feb-02             1.76         -6.38           -4.65          -4.97         0.24
1-Mar-02              1.35         -3.34           -1.91          -1.16         0.27
8-Mar-02              0.21          2.25            2.53           1.68          0.3
15-Mar-02             0.01          2.11            2.41           1.84         0.32
22-Mar-02            -0.08          0.86            3.09           0.32         0.36
29-Mar-02             0.09          0.62            3.98           0.29         0.41
5-Apr-02              1.08          0.61            2.21          -1.87         0.45
12-Apr-02             1.33         -1.12            5.87          -2.89         0.49
19-Apr-02             1.56           2.1            6.28          -1.66         0.52
26-Apr-02             2.12          1.16            3.03          -5.93         0.55
3-May-02              2.18          1.87            5.29           -6.1         0.58
10-May-02             2.14          1.19            1.29          -7.71         0.62
17-May-02             1.72          3.97            4.65           -3.2         0.66
24-May-02             2.37          3.32            1.52          -5.19          0.7
31-May-02             2.89          2.45            0.27          -6.49         0.73
7-Jun-02              2.84         -0.78           -3.21          -9.96         0.76
14-Jun-02             3.95         -4.94           -5.52         -11.74          0.8
21-Jun-02             4.11         -4.99           -5.09         -13.33         0.83
28-Jun-02             3.79         -1.62            -4.7         -13.16         0.87

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

     Although unemployment rose slightly during the report period, it is still below the 30 year average of 6.3%.
                                                     Source: Bloomberg L.P.


UNEMPLOYMENT REACHES 6.0%, BUT PACE OF INCREASE SLOWS.

[PHOTO OF MAN]

After reaching new lows in 2000, the U.S. unemployment rate rose rapidly in 2001. By the end of December 2001 it was at 5.8%, up from 4.0% in December 2000. Thus far in 2002, unemployment has shown signs of stabilizing, ending the period at 5.9%, after hitting 6.0% in April -- its highest level since August 1994. New job creation in June, however, was weaker than expected. Most of the newly created jobs were in the service industry, but not business services, which would have signaled more of an economic upturn. Until a sustained economic recovery reaches the job market, further increases in unemployment may occur. Meanwhile, inflation remained low, in part because employers have enjoyed extremely strong worker productivity, which has helped stabilize labor costs and consumer prices.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

Growth of 5.0% in Q1 2002 pleasantly surprised many, but Q2 2002 growth was just 1.1% in preliminary calculations. Recent revisions to 2001 figures now show three negative quarters during that year.

[BAR CHART]

Q3 1992                                       3.1
Q4 1992                                       5.4
Q1 1993                                      -0.1
Q2 1993                                       2.5
Q3 1993                                       1.8
Q4 1993                                       6.2
Q1 1994                                       3.4
Q2 1994                                       5.7
Q3 1994                                       2.2
Q4 1994                                         5
Q1 1995                                       1.5
Q2 1995                                       0.8
Q3 1995                                       3.1
Q4 1995                                       3.2
Q1 1996                                       2.9
Q2 1996                                       6.8
Q3 1996                                         2
Q4 1996                                       4.6
Q1 1997                                       4.4
Q2 1997                                       5.9
Q3 1997                                       4.2
Q4 1997                                       2.8
Q1 1998                                       6.1
Q2 1998                                       2.2
Q3 1998                                       4.1
Q4 1998                                       6.7
Q1 1999                                         3
Q2 1999                                         2
Q3 1999                                       5.2
Q4 1999                                       7.1
Q1 2000                                       2.6
Q2 2000                                       4.8
Q3 2000                                       0.6
Q4 2000                                       1.1
Q1 2001                                      -0.6
Q2 2001                                      -1.6
Q3 2001                                      -0.3
Q4 2001                                       2.7
Q1 2002                                         5
Q2 2002                                       1.1

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

     In spite of the low yields resulting from the Fed's policy of keeping interest rates low, money funds remained in favor because of market uncertainty.

MARKET OVERVIEW Continued

STOCKS STRUGGLE; MONEY FUND YIELDS REMAIN FLAT.

Signs of economic improvement, continued low interest rates, and some positive earnings surprises were hardly enough to support stock prices, especially those of large-cap U.S. companies (see chart, page 2). One reason appears to have been the high prices of these stocks compared to earnings. Companies have worked to improve earnings by trimming costs, but any sustained earnings improvement will likely come only with stronger demand for goods and services. Lingering concerns over accounting issues, high corporate debt levels, and the excesses of the tech market bubble further undermined investor confidence.

International stocks performed better for U.S. investors, benefiting from better valuations and a weakening U.S. dollar. Despite negative performance, small-cap companies were still favored by investors, who saw them as less affected by accounting indiscretions and high-valuation concerns.

With interest rates largely stable over the report period, money market yields were relatively flat. Bond yields also were relatively flat, although their returns still were stronger than equities.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose sharply, reaching 6.0% in April 2002--over two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

30-Jun-92      7.8
   Jul-92      7.7
   Aug-92      7.6
   Sep-92      7.6
   Oct-92      7.3
   Nov-92      7.4
   Dec-92      7.4
   Jan-93      7.3
   Feb-93      7.1
   Mar-93        7
   Apr-93      7.1
   May-93      7.1
   Jun-93        7
   Jul-93      6.9
   Aug-93      6.8
   Sep-93      6.7
   Oct-93      6.8
   Nov-93      6.6
   Dec-93      6.5
   Jan-94      6.8
   Feb-94      6.6
   Mar-94      6.5
   Apr-94      6.4
   May-94      6.1
   Jun-94      6.1
   Jul-94      6.3
   Aug-94        6
   Sep-94      5.8
   Oct-94      5.8
   Nov-94      5.6
   Dec-94      5.5
   Jan-95      5.6
   Feb-95      5.4
   Mar-95      5.3
   Apr-95      5.8
   May-95      5.8
   Jun-95      5.6
   Jul-95      5.6
   Aug-95      5.7
   Sep-95      5.6
   Oct-95      5.5
   Nov-95      5.7
   Dec-95      5.6
   Jan-96      5.6
   Feb-96      5.5
   Mar-96      5.6
   Apr-96      5.5
   May-96      5.6
   Jun-96      5.3
   Jul-96      5.5
   Aug-96      5.1
   Sep-96      5.2
   Oct-96      5.2
   Nov-96      5.3
   Dec-96      5.4
   Jan-97      5.3
   Feb-97      5.3
   Mar-97      5.1
   Apr-97        5
   May-97      4.7
   Jun-97        5
   Jul-97      4.7
   Aug-97      4.9
   Sep-97      4.7
   Oct-97      4.7
   Nov-97      4.6
   Dec-97      4.7
   Jan-98      4.5
   Feb-98      4.6
   Mar-98      4.6
   Apr-98      4.3
   May-98      4.3
   Jun-98      4.5
   Jul-98      4.5
   Aug-98      4.5
   Sep-98      4.5
   Oct-98      4.5
   Nov-98      4.4
   Dec-98      4.3
   Jan-99      4.3
   Feb-99      4.4
   Mar-99      4.2
   Apr-99      4.3
   May-99      4.2
   Jun-99      4.3
   Jul-99      4.3
   Aug-99      4.2
   Sep-99      4.2
   Oct-99      4.1
   Nov-99      4.1
   Dec-99      4.1
   Jan-00        4
   Feb-00      4.1
   Mar-00      4.1
   Apr-00      3.9
   May-00      4.1
   Jun-00        4
   Jul-00        4
   Aug-00      4.1
   Sep-00      3.9
   Oct-00      3.9
   Nov-00        4
   Dec-00        4
   Jan-02      4.2
   Feb-02      4.2
   Mar-02      4.3
   Apr-02      4.5
   May-02      4.4
   Jun-02      4.5
   Jul-02      4.5
   Aug-02      4.9
   Sep-02      4.9
   Oct-02      5.4
   Nov-02      5.6
   Dec-02      5.8
   Jan-02      5.6
   Feb-02      5.5
   Mar-02      5.7
   Apr-02        6
   May-02      5.8
30-Jun-02      5.9

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index
(monthly) and Employment Cost Index (quarterly)

CPI was up 1.1% for the 12 months ended June 30, 2002 (2.3% if food and energy are excluded). ECI rose 4.0% over the same period.

[LINE GRAPH]

              Employment                     Consumer
  Qtr         Cost Index         Date       Price Index
30-Sep-92          3.5           30-Jun-92         3.1
   Dec-92          3.5              Jul-92         3.2
   Mar-93          3.5              Aug-92         3.1
   Jun-93          3.6              Sep-92           3
   Sep-93          3.6              Oct-92         3.2
   Dec-93          3.5              Nov-92           3
   Mar-94          3.2              Dec-92         2.9
   Jun-94          3.2              Jan-93         3.3
   Sep-94          3.2              Feb-93         3.2
   Dec-94            3              Mar-93         3.1
   Mar-95          2.9              Apr-93         3.2
   Jun-95          2.9              May-93         3.2
   Sep-95          2.7              Jun-93           3
   Dec-95          2.7              Jul-93         2.8
   Mar-96          2.8              Aug-93         2.8
   Jun-96          2.9              Sep-93         2.7
   Sep-96          2.8              Oct-93         2.8
   Dec-96          2.9              Nov-93         2.7
   Mar-97          2.9              Dec-93         2.7
   Jun-97          2.8              Jan-94         2.5
   Sep-97            3              Feb-94         2.5
   Dec-97          3.3              Mar-94         2.5
   Mar-98          3.3              Apr-94         2.4
   Jun-98          3.5              May-94         2.3
   Sep-98          3.7              Jun-94         2.5
   Dec-98          3.4              Jul-94         2.8
   Mar-99            3              Aug-94         2.9
   Jun-99          3.2              Sep-94           3
   Sep-99          3.1              Oct-94         2.6
   Dec-99          3.4              Nov-94         2.7
   Mar-00          4.3              Dec-94         2.7
   Jun-00          4.4              Jan-95         2.8
   Sep-00          4.3              Feb-95         2.9
   Dec-00          4.1              Mar-95         2.9
   Mar-01          4.1              Apr-95         3.1
   Jun-01          3.9              May-95         3.2
   Sep-01          4.1              Jun-95           3
   Dec-01          4.1              Jul-95         2.8
   Mar-02          3.9              Aug-95         2.6
30-Jun-02            4              Sep-95         2.5
                                    Oct-95         2.8
                                    Nov-95         2.6
                                    Dec-95         2.5
                                    Jan-96         2.7
                                    Feb-96         2.7
                                    Mar-96         2.8
                                    Apr-96         2.9
                                    May-96         2.9
                                    Jun-96         2.8
                                    Jul-96           3
                                    Aug-96         2.9
                                    Sep-96           3
                                    Oct-96           3
                                    Nov-96         3.3
                                    Dec-96         3.3
                                    Jan-97           3
                                    Feb-97           3
                                    Mar-97         2.8
                                    Apr-97         2.5
                                    May-97         2.2
                                    Jun-97         2.3
                                    Jul-97         2.2
                                    Aug-97         2.2
                                    Sep-97         2.2
                                    Oct-97         2.1
                                    Nov-97         1.8
                                    Dec-97         1.7
                                    Jan-98         1.6
                                    Feb-98         1.4
                                    Mar-98         1.4
                                    Apr-98         1.4
                                    May-98         1.7
                                    Jun-98         1.7
                                    Jul-98         1.7
                                    Aug-98         1.6
                                    Sep-98         1.5
                                    Oct-98         1.5
                                    Nov-98         1.5
                                    Dec-98         1.6
                                    Jan-99         1.7
                                    Feb-99         1.6
                                    Mar-99         1.7
                                    Apr-99         2.3
                                    May-99         2.1
                                    Jun-99           2
                                    Jul-99         2.1
                                    Aug-99         2.3
                                    Sep-99         2.6
                                    Oct-99         2.6
                                    Nov-99         2.6
                                    Dec-99         2.7
                                    Jan-00         2.7
                                    Feb-00         3.2
                                    Mar-00         3.7
                                    Apr-00           3
                                    May-00         3.1
                                    Jun-00         3.7
                                    Jul-00         3.7
                                    Aug-00         3.4
                                    Sep-00         3.5
                                    Oct-00         3.4
                                    Nov-00         3.4
                                    Dec-00         3.4
                                    Jan-02         3.7
                                    Feb-02         3.5
                                    Mar-02         2.9
                                    Apr-02         3.3
                                    May-02         3.6
                                    Jun-02         3.2
                                    Jul-02         2.7
                                    Aug-02         2.7
                                    Sep-02         2.6
                                    Oct-02         2.1
                                    Nov-02         1.9
                                    Dec-02         1.6
                                    Jan-02         1.1
                                    Feb-02         1.1
                                    Mar-02         1.5
                                    Apr-02         1.6
                                    May-02         1.2
                                 30-Jun-02         1.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

LOOKING AHEAD: NEGATIVE FACTORS THREATEN RECOVERY.

The Federal Reserve (the Fed) now appears likely to keep interest rates low until it is satisfied that business spending is back on track -- probably late 2002 at the earliest. Unemployment has shown signs of stabilizing, although further stock market losses could hamper the recovery.

[PHOTO OF CREDIT CARD MACHINE]

It is unclear that the recovery will gain momentum anytime soon. Consumer spending is already strong (atypically, it remained so through most of this past recession). Furthermore, inventories are already largely back to normal, so further increases in these areas don't seem likely for now.

Looking forward, we see several factors that could weaken or delay the recovery. Concerns over accounting issues continue to hover over the markets and earnings could be lower as companies adopt more conservative accounting methods. Further weakness in the dollar could help make U.S. securities even less attractive to foreign investors. Consumer spending may at last falter. The war against terrorism could involve unexpected costs, and threats to world political stability could drive up petroleum prices.

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

After the Fed's long string of interest rate cuts in 2001, yields remained at fairly low levels, with a marked increase in the spread between five-year and ten-year Treasuries.

[LINE GRAPH]

                   5 Yr          10 Yr
30-Jun-92          6.27          7.12
31-Jul-92          5.82          6.71
31-Aug-92          5.58           6.6
30-Sep-92          5.32          6.35
31-Oct-92          5.89          6.79
30-Nov-92          6.22          6.94
31-Dec-92          5.99          6.69
31-Jan-93          5.55          6.36
28-Feb-93          5.21          6.02
31-Mar-93          5.24          6.02
30-Apr-93          5.11          6.01
31-May-93          5.37          6.15
30-Jun-93          5.05          5.78
31-Jul-93          5.15          5.81
31-Aug-93          4.79          5.45
30-Sep-93          4.77          5.38
31-Oct-93          4.85          5.43
30-Nov-93          5.16          5.82
31-Dec-93          5.21          5.79
31-Jan-94          5.02          5.64
28-Feb-94          5.57          6.13
31-Mar-94          6.23          6.74
30-Apr-94          6.64          7.04
31-May-94          6.76          7.15
30-Jun-94          6.95          7.32
31-Jul-94          6.73          7.11
31-Aug-94           6.8          7.17
30-Sep-94          7.28           7.6
31-Oct-94          7.49          7.81
30-Nov-94          7.79          7.91
31-Dec-94          7.83          7.82
31-Jan-95          7.51          7.58
28-Feb-95          7.04           7.2
31-Mar-95          7.07           7.2
30-Apr-95          6.88          7.06
31-May-95          6.05          6.28
30-Jun-95          5.97           6.2
31-Jul-95          6.16          6.43
31-Aug-95          6.07          6.28
30-Sep-95          6.02          6.18
31-Oct-95          5.81          6.02
30-Nov-95          5.52          5.74
31-Dec-95          5.38          5.57
31-Jan-96          5.24          5.58
29-Feb-96          5.73           6.1
31-Mar-96          6.09          6.33
30-Apr-96          6.41          6.67
31-May-96          6.63          6.85
30-Jun-96          6.46          6.71
31-Jul-96          6.57          6.79
31-Aug-96          6.73          6.94
30-Sep-96          6.46           6.7
31-Oct-96          6.07          6.34
30-Nov-96          5.83          6.04
31-Dec-96          6.21          6.42
31-Jan-97          6.25          6.49
28-Feb-97          6.39          6.55
31-Mar-97          6.75           6.9
30-Apr-97          6.57          6.72
31-May-97           6.5          6.66
30-Jun-97          6.38           6.5
31-Jul-97           5.9          6.01
31-Aug-97          6.22          6.34
30-Sep-97          5.99           6.1
31-Oct-97          5.71          5.83
30-Nov-97          5.84          5.87
31-Dec-97          5.71          5.74
31-Jan-98          5.38          5.51
28-Feb-98          5.59          5.62
31-Mar-98          5.62          5.65
30-Apr-98          5.64          5.67
31-May-98          5.55          5.55
30-Jun-98          5.47          5.45
31-Jul-98           5.5          5.49
31-Aug-98           4.8          4.98
30-Sep-98          4.22          4.42
31-Oct-98          4.23          4.61
30-Nov-98          4.48          4.71
31-Dec-98          4.54          4.65
31-Jan-99          4.55          4.65
28-Feb-99          5.22          5.29
31-Mar-99           5.1          5.24
30-Apr-99          5.21          5.35
31-May-99          5.58          5.62
30-Jun-99          5.65          5.78
31-Jul-99          5.79           5.9
31-Aug-99          5.87          5.97
30-Sep-99          5.75          5.88
31-Oct-99          5.96          6.02
30-Nov-99          6.11          6.19
31-Dec-99          6.34          6.44
31-Jan-00          6.68          6.67
29-Feb-00           6.6          6.41
31-Mar-00          6.31             6
30-Apr-00          6.54          6.21
31-May-00          6.52          6.27
30-Jun-00          6.19          6.03
31-Jul-00          6.15          6.03
31-Aug-00          5.97          5.73
30-Sep-00          5.85           5.8
31-Oct-00          5.81          5.75
30-Nov-00          5.43          5.47
31-Dec-00          4.98          5.11
31-Jan-01          4.77          5.11
28-Feb-01          4.66           4.9
31-Mar-01          4.56          4.92
30-Apr-01          4.89          5.34
31-May-01          4.91          5.38
30-Jun-01          4.95          5.41
31-Jul-01          4.53          5.05
31-Aug-01          4.38          4.83
30-Sep-01           3.8          4.59
31-Oct-01          3.48          4.23
30-Nov-01          4.06          4.75
31-Dec-01           4.3          5.05
31-Jan-02          4.37          5.03
28-Feb-02          4.19          4.88
31-Mar-02          4.81           5.4
30-Apr-02          4.41          5.09
31-May-02          4.36          5.05
30-Jun-02          4.03           4.8

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SHORT-TERM RATES
Effective yields of 90-day municipal commercial paper during the reporting period

Short-term yields fluctuated during the report period, but ended the six-month period where they began.

[LINE GRAPH]

Weekly          90-Day Muni
31-Dec-01          1.35
04-Jan-02           1.4
11-Jan-02          1.45
18-Jan-02          1.25
25-Jan-02           1.3
01-Feb-02           1.4
08-Feb-02           1.4
15-Feb-02          1.35
22-Feb-02           1.3
01-Mar-02           1.3
08-Mar-02           1.4
15-Mar-02          1.45
22-Mar-02          1.65
29-Mar-02          1.65
05-Apr-02           1.7
12-Apr-02           1.7
19-Apr-02          1.65
26-Apr-02          1.65
03-May-02           1.6
10-May-02          1.55
17-May-02           1.5
24-May-02           1.5
31-May-02          1.45
07-Jun-02           1.4
14-Jun-02          1.45
21-Jun-02          1.45
28-Jun-02          1.35

Typically, the yields offered by municipal commercial paper broadly reflect market interest rates. Periodic shifts in supply and demand can skew this relationship, however. For example, short-term municipal rates tend to fall sharply in January and rise again in late April, as investors buy or sell muni investments in response to the yearly tax calendar.

Data source: Bloomberg L.P.

SCHWAB

MUNICIPAL MONEY FUND

[PHOTO OF WALTER BEVERIDGE]

     WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

     This fund may be appropriate for individuals in higher tax brackets who are seeking tax-exempt income.

TICKER SYMBOLS

SWEEP SHARES                 SWXXX
VALUE ADVANTAGE SHARES       SWTXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX. 1

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. The Bond Buyer 1-Year Note Index (a widely used indicator of municipal yields) reached a low of 1.45% near the end of January. Stronger-than-expected economic figures released in March, however, caused an increase of 0.55% to 0.60% for that index. During this time, we added to our positions in fixed-rate securities, which offered higher yields than variable-rate notes. This strategy allowed us to maintain a neutral to slightly longer maturity versus our peer group, which helped the performance of the fund when yields fell once again by approximately 0.60% during the second quarter as the strength of the recovery came into question.

WITH SOME LEADING ECONOMIC INDICATORS POINTING TO EXPANSION, A STRONGER ECONOMY MAY BE ON THE WAY. However, struggles in the equity markets, uncertainty in the Middle East and the war on terrorism may hamper consumer and business confidence, which may prolong the recovery and delay an increase in the Fed Funds Rate.

1 Income that is exempt from federal income tax may be subject to state income tax.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                               VALUE
                                    SWEEP     ADVANTAGE
                                    SHARES     SHARES
-------------------------------------------------------
Seven-Day Yield                      0.86%      1.07%
-------------------------------------------------------
Seven-Day Effective Yield            0.86%      1.08%
-------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                    1.40%      1.76%
-------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

              Municipal Money Fund
31-Dec-01            39
31-Jan-02            37
28-Feb-02            35
31-Mar-02            33
30-Apr-02            35
31-May-02            33
30-Jun-02            57

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

 1.  10.8%   California
 2.  10.2%   Texas
 3.   7.3%   Georgia
 4.   7.2%   Florida
 5.   7.0%   Pennsylvania
 6.   6.4%   Illinois
 7.   4.5%   Michigan
 8.   4.3%   Washington
 9.   3.3%   Colorado
10.   2.9%   New York
11.  36.1%   Other

BY CREDIT QUALITY

[PIE CHART]

 1.   100.0%   Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.69% and 0.92%, the seven-day effective yields would have been 0.69% and 0.92% and the seven-day taxable-equivalent effective yields would have been 1.12% and 1.50%, respectively.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum federal regular income tax rate of 38.60%.

SCHWAB MUNICIPAL MONEY FUND - FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                              1/1/02-       1/1/01-      1/1/00-     1/1/99-      1/1/98-     1/1/97-
SWEEP SHARES                                  6/30/02       12/31/01     12/31/00    12/31/99     12/31/98    12/31/97
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00          1.00         1.00        1.00         1.00        1.00
                                             -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                      0.00  4       0.02         0.03        0.03         0.03        0.03
                                             -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income      (0.00) 4      (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
                                             -------------------------------------------------------------------------
Net asset value at end of period              1.00          1.00         1.00        1.00         1.00        1.00
                                             =========================================================================
Total return (%)                              0.46  2       2.23         3.53        2.70         2.92        3.11

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                          0.66  1       0.66          0.66 3     0.66         0.66        0.66 3
Expense reductions reflected in above ratio   0.17  1       0.17          0.17       0.19         0.22        0.24
Ratio of net investment income to
  average net assets                          0.93  1       2.21          3.47       2.67         2.87        3.06
Net assets, end of period ($ x 1,000,000)    6,893         7,265         6,780      6,090        5,247       4,424


1 Annualized.

2 Not annualized.

3 Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.

4 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

                                               1/1/02-     1/1/01-     1/1/00-    1/1/99-     1/1/98-     1/1/97-
VALUE ADVANTAGE SHARES                         6/30/02     12/31/01    12/31/00   12/31/99    12/31/98    12/31/97
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00         1.00        1.00       1.00       1.00        1.00
                                               -------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.01         0.02        0.04       0.03       0.03        0.03
                                               -------------------------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.01)       (0.02)      (0.04)     (0.03)     (0.03)      (0.03)
                                               -------------------------------------------------------------------
Net asset value at end of period                1.00         1.00        1.00       1.00       1.00        1.00
                                               ===================================================================
Total return (%)                                0.57 2       2.45        3.75       2.91       3.14        3.32

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                            0.45 1       0.45        0.45 3     0.45       0.45        0.45 3
Expense reductions reflected in above ratio     0.15 1       0.16        0.18       0.20       0.24        0.27
Ratio of net investment income to
  average net assets                            1.14 1       2.35        3.70       2.89       3.08        3.29
Net assets, end of period ($ x 1,000,000)      3,920        3,778       2,919      2,270      1,620       1,085


1 Annualized.

2 Not annualized.

3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+   Credit-enhanced security
o   Illiquid restricted security
@   Variable-rate security
=   Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value: $11,104,154
          Cost: $11,104,154
------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $11,104,154
          Cost: $11,104,154


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments
   ---------------------------------------------------------------------------

   ALABAMA 0.4%

+@ ALABAMA STATE IDA
   RB (Scientific Project) 1.60%,
      07/07/02                                       2,430           2,430

+@ CITRONELLE,ALABAMA IDB
   Pollution Control Revenue
      Refunding Bond (AKZO
      Chemicals, Inc. Project)
      1.30%, 07/07/02                                2,600           2,600

+@ DAPHNE, ALABAMA UTILITIES
   BOARD OF WATER, GAS, & SEWER
      Revenue Refunding Bond
      1.30%, 07/07/02                                8,950           8,950

+@ DOTHAN,  ALABAMA IDB
   RB (Baxley Blowpipe Project)
      1.43%, 07/07/02                                  500             500

+@ FORT PAYNE, ALABAMA IDA
   IDRB (Charleston Hosiery Project)
      Series 1997 1.40%, 07/07/02                    1,400           1,400

+@ HEADLAND,  ALABAMA IDB
   RB (Golden Peanut Project)
      1.45%, 07/07/02                                1,720           1,720

+@ HOOVER, ALABAMA BOARD OF
   EDUCATION
   Capital Outlay TOB 1.33%,
      07/07/02                                       9,860           9,860

+@ INDIAN SPRINGS VILLAGE, ALABAMA
   ADDITIONAL BUILDING AUTHORITY
   RB (J. Bruno Academy Project)
      1.60%, 07/07/02                                1,385           1,385

+@ MOBILE COUNTY, ALABAMA IDB
   Pollution Control Revenue
   Refunding Bond (Ultraform Co.
   Project) Series 1995A 1.30%,
      07/07/02                                       7,480           7,480
   RB (Ultraform Co. Project)
      Series 1995B 1.30%, 07/07/02                   1,000           1,000

+@ SCOTTSBORO, ALABAMA
      GO 1.25%, 07/07/02                             4,275           4,275

+@ TUSCALOOSA, ALABAMA IDB
   IDRB (Field Container Corp.)
      1.25%, 07/07/02                                1,950           1,950

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)
   IDRB (Knight Special Project)
      1.60%, 07/07/02                                1,040          1,040
                                                                 --------
                                                                   44,590
   ALASKA 0.5%

+@ ALASKA STATE HOUSING FINANCE CORP.
   Housing Development RB
      Series 2000A 1.40%, 07/07/02                  18,715         18,715
   TOB Series 1999D 1.37%,
      07/07/02                                      21,805         21,805

+@ VALDEZ, ALASKA MARINE TERMINAL
   Revenue Refunding Bond
      (Exxon Pipeline Co. Project)
      Series 1993B 1.75%, 07/01/02                  13,800         13,800
                                                                 --------
                                                                   54,320
   ARIZONA 1.4%

+@ ARIZONA EDUCATIONAL LOAN
   MARKETING CORP.
   Educational Loan RB Series
      1990A 1.35%, 07/07/02                         12,905          12,905
   Educational Loan RB Series
      1991A 1.30%, 07/07/02                         13,000          13,000

+@ ARIZONA HEALTH FACILITIES
   AUTHORITY
   Hospital System RB (Arizona
      Volunteer Hospital Federation)
      Series 1985A 1.25%, 07/07/02                  11,090          11,090
   Hospital System RB (Arizona
      Volunteer Hospital Federation)
      Series 1985B 1.25%, 07/07/02                   9,330           9,330
   Hospital System RB (Northern
      Arizona Health Care) Series
      1996B 1.25%, 07/07/02                          4,450           4,450

+@ CHANDLER, ARIZONA IDA
   IDRB (South Bay Circuits Project)
      Series 1999A 1.50%, 07/07/02                   2,000           2,000

+@ MARICOPA COUNTY, ARIZONA IDA
   M/F Housing RB (Gran Victoria
      Housing, LLC Project) Series
      2000A 1.25%, 07/07/02                          3,165           3,165

+@ PHOENIX, ARIZONA CIVIC
   IMPROVEMENT
   Excise Tax RB (Airport
      Improvements) 1.30%,
      07/07/02                                       1,000           1,000


+@ PHOENIX, ARIZONA IDA
   RB (Vaw America, Inc. Project)
      1.40%, 07/07/02                                3,000           3,000

 + SALT RIVER PROJECT, ARIZONA
   AGRICULTURE IMPROVEMENT
   POWER DISTRICT
   TECP

      1.35%, 07/08/02                               20,085         20,085
      1.20%, 07/09/02                               17,100         17,100
      1.20%, 07/15/02                               28,796         28,796
      1.68%, 08/14/02                               10,000         10,000

+@ YAVAPAI COUNTY, ARIZONA
   IDRB (Yavapai Regional Medical Center)
      1.25%, 07/07/02                               14,850         14,850

+@ YUMA COUNTY, ARIZONA IDA
   M/F Housing RB (El Encanto
      Apartments) Series 1988A
      1.50%, 07/07/02                                2,915         2,915
                                                                --------
                                                                 153,686
   ARKANSAS 0.1%

+@ ARKANSAS DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (C&C Holding Co. Project)
      Series 1998 1.40%, 07/07/02                    1,255          1,255

+@ INDEPENDANCE COUNTY, ARKANSAS
   IDRB (Ideal Baking Project)
      1.40%, 07/07/02                                3,300          3,300
   IDRB (Townsends of Arkansas, Inc. Project)
      1.35%, 07/07/02                                9,000          9,000
                                                                ---------
                                                                   13,555
   CALIFORNIA 10.8%

+@ ACCESS LOANS FOR LEARNING
   STUDENT LOAN CORP. OF CALIFORNIA
   RB (Student Loan Program)
      Series II A-1 1.30%, 07/07/02                 35,000         35,000
   RB (Student Loan Program)
      Series II A-2 1.32%, 07/07/02                 20,000         20,000
   RB (Student Loan Program)
      Series II A-3 1.30%, 07/07/02                 22,200         22,200

 = CALIFORNIA COMMUNITY COLLEGE FINANCING
   AUTHORITY
   TRAN Series 2002A 1.68%,
      06/30/03                                      35,000         35,453

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)
 + CALIFORNIA HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan RB Series
      1992A-2-6 2.00%, 12/01/02                     29,675         29,675
   Student Loan RB Series
      1992A-3 2.30%, 04/01/03                       44,900         44,900
   Student Loan RB Series
      1992A-4 2.35%, 04/01/03                        8,725          8,725
   Student Loan RB Series
      1992D-1 1.75%, 10/01/02                       13,600         13,600
   Student Loan RB Series
      1992D-2 1.80%, 12/01/02                       11,500         11,500
   Student Loan Revenue
      Refunding Bond Series
      1987C-1 2.70%, 07/01/02                       50,000         50,000

 = CALIFORNIA SCHOOL CASH RESERVE
   PROGRAM AUTHORITY
   RAN Series 2002A
      1.59%, 07/03/03                               21,640         21,940
      1.67%, 07/03/03                               50,000         50,654

   CALIFORNIA STATE
   Revenue Anticipation Warrants
      Series 2002A 1.43%, 10/25/02                  50,000         50,168
   Revenue Anticipation Warrants
      Series 2002B 1.78%, 11/27/02                  73,000         73,300
   Revenue Anticipation Warrants
      Series 2002C 1.86%, 01/30/03                 375,000        375,305

+@ CALIFORNIA STATE DEPARTMENT OF
   WATER RESOURCES
   Revenue TOB Series 2002K-1
      1.30%, 07/07/02                               33,585         33,585
   Revenue TOB Series 2002K-2
      1.30%, 07/07/02                              101,735        101,735

 = CALIFORNIA STATEWIDE COMMUNITIES
   DEVELOPMENT AUTHORITY
   TRAN Series 2002A 1.70%,
      06/30/03                                      40,000        40,510

 = LOS ANGELES, CALIFORNIA
   TRAN 1.57%, 06/30/03                             25,000        25,350

   LOS ANGELES, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   TRAN 2.57%, 07/23/02                             50,000        50,042

 = LOS ANGELES COUNTY, CALIFORNIA
   TRAN Series 2002A 1.64%,
      06/30/03                                      69,700        70,630

 = LOS ANGELES COUNTY, CALIFORNIA
   SCHOOLS POOLED FINANCING
   PROGRAM
   TRAN Series 2002A 1.67%,
      06/30/03                                      20,000        20,261

   ORANGE COUNTY, CALIFORNIA
   SANITATION DISTRICT
   COP Series 2000A 1.75%,
      07/01/02                                       2,900         2,900
   COP Series 2000B 1.75%,
      07/01/02                                         900           900

+@ SOUTHERN CALIFORNIA HFA
   S/F Mortgage RB TOBP (PT-629)
      1.30%, 07/07/02                               12,000        12,000
                                                               ---------
                                                               1,200,333
   COLORADO 3.3%

+@ ADAMS COUNTY, COLORADO
   IDRB (City View Park Project)
      Series 1985 1.35%, 07/07/02                    6,000         6,000

+@ ADAMS COUNTY, COLORADO
   ECONOMIC DEVELOPMENT
   AUTHORITY
   Tax Increment RB (Westminster
      Plaza Urban Renewal Project)
      1.55%, 07/07/02                                6,460         6,460

+@ ARAPAHOE COUNTY, COLORADO
   Industrial Development Revenue
      Refunding Bond (Denver Jet
      Center Project) Series 1997
      1.75%, 07/30/02                                1,000         1,000

+@ ARVADA, COLORADO
      Water RB 1.60%, 07/01/02                       4,300         4,300

+@ COLORADO HEALTH FACILITIES
   AUTHORITY
   RB (National Benevolent
      Association Project) 1.30%,
      07/07/02                                         725           725

+@ COLORADO HFA
   Economic Development RB
      (Inovonics Enterprises
      Project) 1.55%, 07/07/02                       3,235         3,235
   Economic Development RB
      (Pemracs Limited, LLP
      Project) Series 2000A 1.50%,
      07/07/02                                       3,785         3,785

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)
   S/F Mortgage TOB Series
      1999M 1.38%, 07/07/02                          5,360          5,360

 + COLORADO REGIONAL
   TRANSPORTATION DISTRICT
   TECP
      1.65%, 07/03/02                                5,000          5,000
      1.50%, 07/09/02                                7,500          7,500

+@ COLORADO STUDENT OBLIGATION
   BOND AUTHORITY
   Student Loan RB (Colorado
      University) Series 1990A
      1.33%, 07/07/02                               14,400         14,400
   Student Loan RB Series 1989A
      1.33%, 07/07/02                               49,200         49,200
   Student Loan RB Series 1999A-2
      1.33%, 07/07/02                               28,400         28,400
   Student Loan RB Series 1999A-3
      1.33%, 07/07/02                               29,800         29,800

 + DENVER, COLORADO CITY &
   COUNTY AIRPORT SYSTEM
 @ RB Series 1992D 1.35%,
      07/07/02                                      47,925         47,925
 @ RB Series 1992F 1.35%,
      07/07/02                                      15,500         15,500
 @ RB Series 1992G 1.35%,
      07/07/02                                      19,375         19,375
 @ Revenue Refunding Bond Series
      2000B 1.40%, 07/07/02                         10,000         10,000
 @ Revenue Refunding Bond Series
      2000C 1.35%, 07/07/02                         52,400         52,400
   Revenue Refunding Bond Series
      2001A 2.10%, 11/15/02                          8,000          8,071

 + DENVER, COLORADO CITY &
   COUNTY SCHOOL DISTRICT NO. 1
   GO Series 2001C 1.78%,
      12/01/02                                       4,715          4,787

+@ LOWRY, COLORADO ECONOMIC
   REDEVELOPMENT AUTHORITY
   RB 1.25%, 07/07/02                               10,000         10,000
   RB Series 1998A 1.25%,
      07/07/02                                      11,025         11,025

 + PALIMINO PARK, COLORADO
   PUBLIC IMPROVEMENTS CORP.
   Asset Lien RB 1.60%, 07/03/02                    12,680         12,680

+@ SMITH CREEK, COLORADO
   METROPOLITAN DISTRICT
   RB Series 1997 1.30%, 07/07/02                    2,250          2,250

+@ WHEATRIDGE COUNTY, COLORADO
   IDRB (Leaf, Inc. Project)
      1.50%, 07/07/02                                7,000          7,000
                                                                ---------
                                                                  366,178
   DELAWARE 0.3%

+@ DELAWARE STATE
   GO Refunding Bond TOB
      Series 258 1.31%, 07/07/02                     3,995          3,995

+@ NEW CASTLE COUNTY, DELAWARE
   AIRPORT FACILITY
   RB (Flight Safety International,
      Inc. Project) 1.33%, 07/07/02                 16,600         16,600

+@ SUSSEX COUNTY, DELAWARE
   IDRB (Perdue Agri-recycle, LLC
      Project) 1.35%, 07/07/02                       5,300          5,300
   RB (Baywood, LLC Project)
      Series 1997A 1.45%, 07/07/02                   2,400          2,400
                                                                ---------
                                                                   28,295
   DISTRICT OF COLUMBIA 0.6%

+@ DISTRICT OF COLUMBIA
   RB (Arnold & Porter Project)
      1.35%, 07/07/02                                3,300          3,300
   RB (George Washington
      University Project) Series
      2000B 1.20%, 07/07/02                         10,000         10,000

+@ DISTRICT OF COLUMBIA ENTERPRISE
   ZONE
   RB (Crowell & Morning, LLP
      Project) 1.35%, 07/07/02                       4,500          4,500

+@ DISTRICT OF COLUMBIA HFA
   M/F Housing RB (Edgewood
      Terrace III Development)
      1.35%, 07/07/02                                4,000          4,000

   METROPOLITAN WASHINGTON, D.C.
   AIRPORT AUTHORITY
   TECP
      1.75%, 07/02/02                               20,000         20,000
      1.75%, 07/03/02                               12,800         12,800
      1.45%, 07/10/02                               13,000         13,000
                                                                ---------
                                                                   67,600

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)

   FLORIDA 7.2%

+@ BROWARD COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Nova SouthEastern)
   Series 2000A
      1.25%, 07/07/02                                5,500          5,500

+@ BROWARD COUNTY, FLORIDA HFA
   M/F Housing RB (Landings
      Inverrary Apartments Project)
      Series 1985 1.42%, 07/07/02                    7,500          7,500
   M/F Housing RB (Reflections
      Airport Project) 1.30%,
      07/07/02                                      12,000         12,000
   M/F Housing RB (Sanctuary
      Apartments Project) Series
      1985 1.42%, 07/07/02                           6,300          6,300
   M/F Housing Revenue Refunding
      Bond (Island Club Apartments
      Project) Series 2001A 1.27%,
      07/07/02                                       3,000          3,000
   M/F Housing Revenue Refunding
      Bond (South Pointe Project)
      1.30%, 07/07/02                                7,750          7,750
   M/F Housing Revenue Refunding
      Bond (Water's Edge Project)
      1.30%, 07/07/02                                  200            200

+@ BROWARD COUNTY, FLORIDA PORT
   FACILITIES
   Revenue Refunding Bond (Sub
      Port Everglades Project)
      1.30%, 07/07/02                                2,700          2,700

+@ CHARLOTTE COUNTY, FLORIDA HFA
   M/F Housing RB (Murdock Circle
      Apartments Project) 1.47%,
      07/07/02                                       7,500          7,500

+@ CITRUS PARK COMMUNITY, FLORIDA
   DEVELOPMENT DISTRICT
   Capital Improvement Bond
      Series 1996 1.26%, 07/07/02                    1,705          1,705

+@ DADE COUNTY, FLORIDA
   Aviation RB Series 1984A
      1.26%, 07/07/02                                2,600          2,600

+@ DADE COUNTY, FLORIDA IDA
   RB (Micheal-Ann Russell Jewish
      Community Center Project)
      Series 1997 1.25%, 07/07/02                    4,285          4,285

+@ EUSTIS, FLORIDA
   Multi-Purpose RB Series 1997A
      1.25%, 07/07/02                                  500            500

+@ FLORIDA CAPITAL PROJECTS FINANCE
   AUTHORITY
   Continuing Care Retirement
      Community RB (Glenridge on
      Palmer Ranch) Series 2002C
      1.85%, 07/07/02                                7,000          7,000

+@ FLORIDA DEVELOPMENT FINANCE
   CORP.
   IDRB (Schmitt Family Project)
      Series 1999A2 1.40%, 07/07/02                    750            750

+@ FLORIDA HFA
   Housing RB (Ashley Lake II
      Project) Series 1989J 1.26%,
      07/07/02                                       1,400          1,400
   Housing RB (Caribbean Key
      Apartments) Series 1996F
      1.30%, 07/07/02                                1,000          1,000
   M/F Housing RB 1.43%,
      07/07/02                                       5,100          5,100
   M/F Housing RB (Buena Vista
      Project) Series 1985MM 1.20%,
      07/07/02                                      10,000         10,000
   M/F Housing RB (South Pointe
      Project) Series 1998J 1.25%,
      07/07/02                                       5,100          5,100
   M/F Housing RB Series 1983J
      1.25%, 07/07/02                                3,270          3,270

+@ FLORIDA HOUSING FINANCE CORP.
   M/F Housing Revenue Refunding
      Bond (Reflections Project)
      Series 2001A 1.25%, 07/07/02                   9,500          9,500
   RB (Heritage Pointe Project)
      Series 1999I-1 1.33%, 07/07/02                 9,500          9,500

 + FLORIDA LOCAL GOVERNMENT
   FINANCE COMMISSION
   Pooled TECP
      1.40%, 08/07/02                               12,403         12,403
      1.45%, 08/07/02                                2,202          2,202
      1.55%, 08/07/02                                2,573          2,573
      1.50%, 09/05/02                               23,750         23,750
      1.55%, 09/05/02                                9,368          9,368

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE     MKT.VALUE
   RATE, MATURITY                                   ($ x 1,000)    ($ x 1,000)
+@ FLORIDA OCEAN HIGHWAY & PORT
   AUTHORITY
   RB Series 1990 1.40%, 07/07/02                   11,400         11,400

+@ FLORIDA STATE BOARD OF EDUCATION
   CAPITAL OUTLAY
   Public Education GO TOB
      Series 1998A 1.31%, 07/07/02                   9,000          9,000

   FLORIDA STATE MUNICIPAL POWER
   AGENCY
   RB (Stanton II Project) 1.50%,
      10/01/02                                       6,625          6,832
+@ RB (Stanton Project) 1.20%,
      07/07/02                                       2,320          2,320

+@ GAINESVILLE, FLORIDA
   IDRB (Lifesouth Community
      Blood Centers Project) Series
      1999 1.25%, 07/07/02                           6,060          6,060

+@ GULF BREEZE, FLORIDA
   RB (Local Government Loan
      Program) Series 1985B 1.25%,
      07/07/02                                      10,460         10,460
   RB (Local Government Loan
      Program) Series 1985C 1.25%,
      07/07/02                                      12,030         12,030
   RB (Local Government Loan
      Program) Series 1985E 1.30%,
      07/07/02                                       1,590          1,590

+@ HALIFAX, FLORIDA HOSPITAL
   MEDICAL CENTER
   Health Care Facilities RB (Florida
      Health Care Plan, Inc. Project)
      1.30%, 07/07/02                                5,200          5,200

 + HILLSBOROUGH COUNTY, FLORIDA
   AVIATION AUTHORITY
   Airport Facilities Sub Lien TECP
      1.55%, 07/08/02                               34,500         34,500
      1.65%, 07/09/02                               16,600         16,600
      1.80%, 08/01/02                                7,300          7,300
 @ Special Purpose Revenue
      Refunding Bond (Delta Airlines
      Project) 1.30%, 07/07/02                       1,600          1,600

 + HILLSBOROUGH COUNTY, FLORIDA
   CAPITAL IMPROVEMENT PROGRAM
   TECP 1.35%, 11/07/02                              8,000          8,000

+@ HILLSBOROUGH COUNTY, FLORIDA IDA
   Educational Facilities RB
      (Berkeley Preparatory School)
      1.25%, 07/07/02                                4,895          4,895
   RB (Tampa Metropolitan YMCA
      Project) Series 2000K 1.30%,
      07/07/02                                       5,000          5,000

+@ JACKSONVILLE, FLORIDA
   Industrial Development Revenue
      Refunding Bond (Pavilion
      Associates, Ltd. Project)
      1.30%, 07/07/02                                5,100          5,100

 + JACKSONVILLE, FLORIDA ELECTRIC
   AUTHORITY
 @ RB (Water & Sewer Systems)
      Series 2000B
      1.25%, 07/07/02                               3,100          3,100
   Water & Sewer TECP 1.60%,
      07/10/02                                      62,000         62,000

+@ LAKE SHORE, FLORIDA HOSPITAL
   AUTHORITY
   Health Facilities RB (Lakeshore
      Hospital Project) Series 1991
      1.25%, 07/07/02                                3,300          3,300

+@ LAKELAND, FLORIDA EDUCATIONAL
   FACILITIES
   RB (Florida Southern College
      Project) Series 1999 1.20%,
      07/07/02                                      30,000         30,000

+@ LEE COUNTY, FLORIDA IDA
   Educational Facilities RB
      (Canterbury School, Inc
      Project) 1.25%, 07/07/02                       6,000          6,000

+@ MANATEE COUNTY, FLORIDA HFA
   M/F Housing RB (Hampton
      McGuire Project) Series 1989A
      1.25%, 07/07/02                                3,635          3,635
   M/F Housing RB (La Mirada
      Gardens) Project Series 2002A
      1.32%, 07/07/02                                4,000          4,000

+@ MIAMI, FLORIDA HFA
   RB (Jewish Home for the Aged,
      Inc. Project) Series 1996 1.25%,
      07/07/02                                       8,900          8,900

+@ MIAMI-DADE COUNTY, FLORIDA
   IDRB (Gulliver Schools Project)
      Series 2000 1.30%, 07/07/02                    3,900          3,900

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                               FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                ($ x 1,000)             ($ x 1,000)

 +@ MIAMI-DADE COUNTY, FLORIDA IDA
    IDRB (Airis Miami, LLC Project)
       Series 1999A
       1.25%, 07/07/02                                                                   28,500                  28,500
    IDRB (Arctic Partners Project)
       1.40%, 07/07/02                                                                      610                     610
    RB (Belen Jesuit Preparatory School Project) Series 1999
       1.25%, 07/07/02                                                                    7,505                   7,505

    MIAMI-DADE COUNTY, FLORIDA SCHOOL DISTRICT RAN
       1.40%, 12/30/02                                                                   22,950                  23,046

 +@ NASSUA COUNTY, FLORIDA
    Pollution Control RB (Rayonier Project) Series 1999
       1.20%, 07/07/02                                                                    6,200                   6,200

  + ORANGE COUNTY, FLORIDA TECP Series A
       1.50%, 07/02/02                                                                   22,536                  22,536

 +@ ORANGE COUNTY, FLORIDA HEALTH FACILITIES AUTHORITY
    RB (Adventist Health Systems)
       Series 1992B
       1.20%, 07/07/02                                                                    3,400                   3,400
    RB (Florida Hospital Association Health Facility Loan Program)
       Series 2000A
       1.75%, 07/07/02                                                                   28,000                  28,000

 +@ ORANGE COUNTY, FLORIDA HFA
    Housing Revenue Refunding Bond (Highland Pointe Apartments Project)
       Series 1988J
       1.30%, 07/07/02                                                                    7,000                   7,000
    M/F Housing RB (Andover Place Apartments)
       1.25%, 07/07/02                                                                    7,300                   7,300
    M/F Housing RB (Smokewood Project) Series 1992A
       1.25%, 07/07/02                                                                   19,950                  19,950
    M/F Housing Revenue Refunding Bond (Heather Glenn Apartments Project)
       Series 2001E
       1.20%, 07/07/02                                                                    6,400                   6,400

  + OSCEOLA COUNTY, FLORIDA
    Capital Improvements RB
       1.42%, 09/01/02                                                                    2,400                   2,415

 +@ PALM BEACH COUNTY, FLORIDA
    RB (Complete Alcohol Rehabilitation Project)
       1.25%, 07/07/02                                                                    5,300                   5,300
    RB (Norton Gallery Art School Project) Series 1995
       1.25%, 07/07/02                                                                    2,500                   2,500
    RB (Raymond F. Kravis Center Project)
       1.15%, 07/07/02                                                                    5,000                   5,000
    RB (Zoological Society, Inc. Project)
       1.30%, 07/07/02                                                                    3,500                   3,500

 +@ PALM BEACH COUNTY, FLORIDA HFA
    Revenue Refunding Bond (Joseph L. Morse Geriatric Center Project)
       1.25%, 07/07/02                                                                    5,500                   5,500

 +@ PASCO COUNTY, FLORIDA SCHOOL BOARD COP
       1.25%, 07/07/02                                                                   37,500                  37,500

 +@ PINELLAS COUNTY, FLORIDA EDUCATIONAL FACILITIES AUTHORITY
    RB (Shorecrest Prep School Project)
       1.30%, 07/07/02                                                                    1,000                   1,000

 +@ PINELLAS COUNTY, FLORIDA HFA
    M/F Housing RB (Mariners Pointe Apartments)
       1.35%, 07/07/02                                                                    8,900                   8,900

 +@ PINELLAS COUNTY, FLORIDA IDA
    IDRB (Restorative Care of America Project)
       1.45%, 07/07/02                                                                      100                     100

 +@ PINELLAS COUNTY, FLORIDA INDEPENDENT COUNCIL
    RB (Operation Par, Inc. Project)
       Series 1999
       1.30%, 07/07/02                                                                    5,310                   5,310

 +@ SARASOTA COUNTY, FLORIDA
    RB (Sarasota County Family YMCA Project)
        1.25%, 07/07/02                                                                   3,545                   3,545

    SEMINOLE COUNTY, FLORIDA SCHOOL DISTRICT
    TAN
        2.10%, 08/14/02                                                                   3,800                   3,805

 +@ SOUTHEAST VOLUSIA, FLORIDA HOSPITAL DISTRICT
    RB (Bert Fish Medical Center Project) Series 1995
        1.40%, 07/07/02                                                                  10,015                  10,015

 +@ ST. PETERSBURG, FLORIDA
    Capital Improvement RB (Airport & Golf Course) Series 1997B
        1.20%, 07/07/02                                                                   1,665                   1,665


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                 FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                  ($ x 1,000)             ($ x 1,000)

 +@ SUMTER COUNTY, FLORIDA IDA
    IDRB (Robbins Manufacturing Co. Project)
       1.40%, 07/07/02                                                                    1,410                   1,410

  + SUNSHINE STATE OF FLORIDA GOVERNMENTAL FINANCE COMMISSION
    TECP
       1.40%, 07/10/02                                                                    4,412                   4,412
       1.40%, 09/12/02                                                                   29,601                  29,601

 +@ TALLAHASSEE & LEON COUNTY, FLORIDA CIVIC CENTER AUTHORITY
    Capital Improvement RB Series 1998A
       1.25%, 07/07/02                                                                    1,690                   1,690

 +@ TAMPA, FLORIDA
    RB (Tampa Prep School Project)
       1.25%, 07/07/02                                                                   10,000                  10,000

 +@ TAMPA, FLORIDA HEALTH CARE FACILITIES
    RB (Lifelink Foundation Inc., Project)
       1.25%, 07/07/02                                                                    5,200                   5,200

 +@ TAMPA, FLORIDA OCCUPATIONAL LICENSE TAX
    Revenue Refunding Bond Series 2002B
       1.20%, 07/07/02                                                                    7,000                   7,000
    Revenue Refunding Bond Series 2002C
       1.20%, 07/07/02                                                                   14,100                  14,100

 +@ TAMPA, FLORIDA REGIONAL WATER SUPPLY AUTHORITY
    Water Utility System RB
       1.30%, 07/07/02                                                                    7,000                   7,000

 +@ VOLUSIA COUNTY, FLORIDA EDUCATIONAL FACILITY AUTHORITY
    RB (Bethune Cookman College Project)
       1.25%, 07/07/02                                                                    5,000                   5,000

 +@ VOLUSIA COUNTY, FLORIDA HEALTH FINANCE AUTHORITY
    RB (South West Volusia Health Project) Series 1994A
       1.25%, 07/07/02                                                                    9,075                   9,075

 +@ WEST ORANGE, FLORIDA HEALTHCARE DISTRICT
    RB Series 1999B
       1.20%, 07/07/02                                                                   10,800                  10,800
                                                                                                               --------
                                                                                                                798,968

    GEORGIA  7.3%

 +@ ATHENS-CLARKE, JACKSON & MORGAN COUNTIES, GEORGIA
    IDRB (Mayfield Dairy Farms, Inc. Project)
       1.35%, 07/07/02                                                                    7,350                   7,350

  + ATLANTA, GEORGIA AIRPORT
  @ RB TOB Series 376
       1.35%, 07/07/02                                                                   11,195                  11,195
  o RB TOBP (PA-926)
       2.25%, 07/11/02                                                                   12,960                  12,960

 +@ ATLANTA, GEORGIA URBAN RESIDENTIAL FINANCE AUTHORITY
    M/F Housing RB (Brentwood Creek Apartments Project)
       1.35%, 07/07/02                                                                    4,720                   4,720
    M/F Housing RB (Brentwood Meadows Apartments Project)
       1.35%, 07/07/02                                                                    3,065                   3,065
    M/F Housing RB (Brentwood Village Apartments Project)
       1.35%, 07/07/02                                                                    6,195                   6,195
    M/F Housing RB (Carver Redevelopment Phase III Project)
       1.35%, 07/07/02                                                                    3,500                   3,500
    M/F Housing RB (Delmonte Brownlee Project) Series 2001A
       1.35%, 07/07/02                                                                    4,600                   4,600
    M/F Housing RB (Peaks At West Atlanta Apartments Project)
       1.35%, 07/07/02                                                                    5,000                   5,000
    M/F Senior Housing RB (Big Bethel Village Project)
       1.35%, 07/07/02                                                                    4,500                   4,500

 +@ AUGUSTA, GEORGIA HOUSING AUTHORITY
    M/F Housing RB (G-Hope Ltd. Partnership Project)
       1.35%, 07/07/02                                                                   3,800                   3,800

 +@ BARTOW COUNTY, GEORGIA
    IDRB (Bartow Paving Co. Project)
       1.40%, 07/07/02                                                                   2,200                   2,200
    IDRB (Matthew Contracting Project)
       1.35%, 07/07/02                                                                   2,400                   2,400

 +@ CARTERSVILLE, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (Cartersville Facilities Project)
       1.37%, 07/07/02                                                                   2,400                   2,400


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                   FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                    ($ x 1,000)             ($ x 1,000)

 +@ CHEROKEE COUNTY, GEORGIA
    IDRB (Universal Alloy)
       1.35%, 07/07/02                                                                    3,100                   3,100

 +@ CLAYTON COUNTY, GEORGIA
    IDRB (Wilson Holdings Project)
       1.35%, 07/07/02                                                                    1,000                   1,000

 +@ CLAYTON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    Special Facilities RB (Delta Air Lines) Series 2000B
       1.40%, 07/07/02                                                                  111,455                 111,455
    Special Facilities RB (Delta Air Lines) Series 2000C
       1.40%, 07/07/02                                                                  107,855                 107,855

 +@ CLAYTON COUNTY, GEORGIA HOUSING AUTHORITY
    M/F Housing RB (Hyde Park Club Apartments Project)
       1.35%, 07/07/02                                                                   12,400                  12,400

 +@ COBB COUNTY, GEORGIA HFA
    M/F Housing RB (Walton Green Project)
       1.35%, 07/07/02                                                                   13,500                  13,500
    M/F Housing Revenue Refunding Bond (Walton Park Apartments
       Project)
       1.30%, 07/07/02                                                                   21,100                  21,100

 +@ COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
    RB (Foundation Property's, Inc. Project) Series 2000
       1.35%, 07/07/02                                                                    4,000                   4,000
    Revenue Bond (Foundation Properties, Inc. Project)
       1.35%, 07/07/02                                                                   11,500                  11,500

 +@ COLUMBUS, GEORGIA HOUSING AUTHORITY
    M/F Housing RB (Eagles Trace Apartments Project)
       1.35%, 07/07/02                                                                    6,400                   6,400

 +@ CRISP COUNTY, CORDELE, GEORGIA IDA
    IDRB (Georgia Ductile Project)
       1.42%, 07/07/0                                                                    15,000                  15,000

 +@ DAWSON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (World Wide Manufacturing Project)
       1.40%, 07/07/02                                                                    2,700                   2,700

 +@ DEKALB COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (Arbor Montessori School Project)
       1.25%, 07/07/02                                                                    1,100                   1,100
    IDRB (Siemens Energy, Inc. Project)
       1.30%, 07/07/02                                                                    7,500                   7,500
    IDRB (Truman Properties LLC Project)
       1.40%, 07/07/02                                                                    1,800                   1,800

 +@ DEKALB COUNTY, GEORGIA HFA
    M/F Housing RB (Brittany Apartments Project)
       1.35%, 07/07/02                                                                    8,000                   8,000
    M/F Housing RB (Eagle Trace Apartments Project) Series 1996
       1.30%, 07/07/02                                                                    9,050                   9,050
    M/F Housing RB (Mountain Crest Apartments Project)
       Series 2002A-1
       1.35%, 07/07/02                                                                    7,915                   7,915
    M/F Housing RB (Villas of Friendly Heights Apartments Project)
       1.35%, 07/07/02                                                                    3,575                   3,575
    M/F Housing RB (Wesley Club Apartments Project)
       1.35%, 07/07/02                                                                    5,970                   5,970
    M/F Housing RB (Wood Hills Apartment Project)
       1.30%, 07/07/02                                                                   17,350                  17,350

 +@ DOUGLAS COUNTY, GEORGIA IDA
    RB (Blue Circle Project)
       1.35%, 07/07/02                                                                    3,800                   3,800

 +@ EFFINGHAM COUNTY, GEORGIA IDA
    RB (Temcor Project)
       1.35%, 07/07/02                                                                    4,000                   4,000

 +@ FAYETTE COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    Educational Facilities RB (Catholic School Properties,
       Inc. Project)
       1.25%, 07/07/02                                                                   10,200                  10,200

 +@ FAYETTE COUNTY, GEORGIA HOSPITAL AUTHORITY
    Revenue Anticipation Certificate (Fayette Community Hospital
       Project)
       1.25%, 07/07/02                                                                   10,000                  10,000

 +@ FORSYTH COUNTY, GEORGIA ECONOMIC DEVELOPMENT AUTHORITY
    RB (Federal Road, LLC Project)
       1.35%, 07/07/02                                                                    7,000                   7,000


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                   FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                    ($ x 1,000)             ($ x 1,000)

 +@ FULTON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    RB (Atlanta International School Project)
        1.25%, 07/07/02                                                                   2,800                   2,800
    RB (Trinity School Project)
        1.25%, 07/07/02                                                                   7,000                   7,000
    RB (Woodruff Arts Center Project)
        1.25%, 07/07/02                                                                  10,000                  10,000

 +@ GAINESVILLE, GEORGIA REDEVELOPMENT AUTHORITY
    Educational Facilities RB (Riverside Military Project)
       1.25%, 07/07/02                                                                   30,000                  30,000

    GEORGIA STATE
    GO Series 2002A
       1.86%, 05/01/03                                                                   13,695                  13,878
    GO Series 2002B
       1.87%, 05/01/03                                                                   12,320                  12,485
 +@ GO TOB Series 18
       1.33%, 07/07/02                                                                   10,390                  10,390
 +@ GO TOB Series 1998-1003
       1.33%, 07/07/02                                                                   20,245                  20,245
 +@ GO TOB Series 213
       1.31%, 07/07/02                                                                    5,000                   5,000
 +@ GO TOBP (PA-897)
       1.27%, 07/07/02                                                                   10,575                  10,575

    GEORGIA STATE ROAD & TOLLWAY AUTHORITY
    BAN 2.29%, 11/20/02                                                                  40,000                  40,069

 +@ GORDON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    RB (Constantine Dyeing, LLC Project)
       1.35%, 07/07/02                                                                    6,300                   6,300

 +@ GWINNETT COUNTY, GEORGIA HFA
    M/F Housing RB
       1.20%, 07/07/02                                                                    5,000                   5,000

 +@ HART COUNTY, GEORGIA INDUSTRIAL BUILDING AUTHORITY
    IDRB (AWH Corp. Project)
       1.35%, 07/07/02                                                                    4,300                   4,300
    IDRB (Dundee Mills Project)
       1.35%, 07/07/02                                                                    2,995                   2,995

 +@ HOUSTON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (Douglas Asphalt County Project)
       1.35%, 07/07/02                                                                    2,400                   2,400

 +@ JEFFERSON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (Grove River Mills Project) Series 1997
       1.40%, 07/07/02                                                                    2,500                   2,500

 +@ LAFAYETTE, GEORGIA DEVELOPMENT AUTHORITY
    RB (Dixie Group Project)
       1.35%, 07/07/02                                                                    4,000                   4,000

 +@ LAURENS COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    Solid Waste Disposal RB (Southeast Paper Manufacturing Co. Project)
       1.35%, 07/07/02                                                                   51,000                  51,000

 +@ LAWRENCEVILLE, GEORGIA HOUSING AUTHORITY
    M/F Housing RB (Chatham Club Apartments Project)
       1.40%, 07/07/02                                                                    7,700                   7,700

 +@ LOWNDES COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    M/F Housing RB (FMPH Valdosta, Limited Partnership Project)
       1.35%, 07/07/02                                                                    5,045                   5,045

 +@ MACON-BIBB COUNTY, GEORGIA HOSPITAL AUTHORITY
    RB (The Medical Center of Central Georgia Project) Series 1998
       1.25%, 07/07/02                                                                    4,000                   4,000

 +@ MILLER COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    IDRB (Birdsong Corp. Project)
       1.35%, 07/07/02                                                                    2,900                   2,900

 +@ ROSWELL, GEORGIA HFA
    M/F Housing RB (Gables Realty Wood Crossing Project)
       1.25%, 07/07/02                                                                   11,650                  11,650

 +@ SAVANNAH, GEORGIA HOUSING AUTHORITY
    M/F Housing RB (Indigo Pointe Apartments) Series 2001A
       1.35%, 07/07/02                                                                    3,500                   3,500
    M/F Housing RB (Live Oak Plantation Apartments) Series 2001A
       1.35%, 07/07/02                                                                    2,500                   2,500


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                   FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                    ($ x 1,000)             ($ x 1,000)
 +@ SAVANNAH, GEORGIA ECONOMIC DEVELOPMENT AUTHORITY
    RB (Georgia Kaolin, Inc.)
       1.35%, 07/07/02                                                                   11,000                  11,000
    RB (Home Depot Project) Series 1995B
       1.30%, 07/07/02                                                                    5,000                   5,000

 +@ SUMMERVILLE, GEORGIA DEVELOPMENT AUTHORITY
    RB (Image Industry Project) Series 1997
       1.35%, 07/07/02                                                                   11,000                  11,000

 +@ THOMASTON-UPSON COUNTY, GEORGIA IDA
    IDRB (Southern Mills Project) Series 1999
       1.35%, 07/07/02                                                                    4,940                   4,940

 +@ WALTON COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    RB (Tucker Door & Trim Corp. Project)
       1.55%, 07/07/02                                                                    2,600                   2,600

 +@ WEBSTER COUNTY, GEORGIA IDA
    IDRB (Tolleson Lumber Co., Inc. Project)
       1.35%, 07/07/02                                                                    6,400                   6,400

 +@ WHITFIELD COUNTY, GEORGIA DEVELOPMENT AUTHORITY
    RB (Product Concepts Project)
       1.35%, 07/07/02                                                                    1,200                   1,200

 +@ WINDER-BARROW, GEORGIA INDUSTRIAL BUILDING AUTHORITY
    IDRB (Progress Container Corp. Project) Series 2000
       1.35%, 07/07/02                                                                    2,980                   2,980

 +@ WORTH COUNTY, GEORGIA IDA
    Revenue Refunding Bond (Seabrook Project) Series 1996B
       1.35%, 07/07/02                                                                    1,300                   1,300
                                                                                                               --------
                                                                                                                805,807

    HAWAII  0.3%

 +@ HAWAII STATE DEPARTMENT OF BUDGET & FINANCE
    Special Purpose RB TOBP (PA-795R)
       1.37%, 07/07/02                                                                    8,195                   8,195

 +o HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORP. TOB
       2.75%, 08/01/02                                                                    9,905                   9,905

  + HONOLULU, HAWAII CITY & COUNTY TECP
       1.35%, 08/07/02                                                                   11,900                  11,900
                                                                                                                 --------
                                                                                                                   30,000

    IDAHO  0.8%

    CUSTER COUNTY, IDAHO
    Pollution Control RB (Amoco Project) Series 1983
       1.90%, 10/01/02                                                                    2,625                   2,625

 +@ IDAHO HFA
    Housing RB (Assisted Living Concepts Project)
        1.50%, 07/07/02                                                                   3,470                   3,470

  = IDAHO STATE TAN
        1.63%, 06/30/03                                                                  80,000                  81,075

 +@ IDAHO STATE UNIVERSITY FOUNDATION, INC.
    RB (L E & Thelma Stevens Project)
        1.30%, 07/07/02                                                                   3,800                   3,800
                                                                                                               --------
                                                                                                                 90,970

    ILLINOIS  6.4%

 +@ AURORA, ILLINOIS
    M/F Housing RB (Apartments at Fox Valley) Series 1999A
       1.25%, 07/07/02                                                                    9,445                   9,445

 +@ BATAVIA, ILLINOIS IDRB
    (American Industrial Technologies)
       1.50%, 07/07/02                                                                    2,430                   2,430

 +@ BOLINGBROOK, ILLINOIS SPECIAL SERVICE AREA NO. 2
    Special Tax Bond Series 2001B
       1.35%, 07/07/02                                                                    5,000                   5,000

 +@ CAROL STREAM, ILLINOIS
    M/F Housing Revenue
       Refunding Bond (St. Charles Square Project)
       1.35%, 07/07/02                                                                    4,415                   4,415

 +@ CENTRALIA, ILLINOIS IDA
       RB (Consolidated Foods Corp. & Hollywood Brands, Inc. Project)
       1.25%, 07/07/02                                                                   10,000                  10,000

 +@ CHICAGO, ILLINOIS
    GO Series B
       1.27%, 07/07/02                                                                   20,000                  20,000
    IDRB (Morse Automotive Project) Series 1995
       1.40%, 07/07/02                                                                    1,800                   1,800


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                   FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                    ($ x 1,000)             ($ x 1,000)

    RB (Homestart Program) Series 2000A
       1.35%, 07/07/02                                                                   20,000                  20,000
    S/F Mortgage RB TOB Series 1999N
       1.38%, 07/07/02                                                                    8,745                   8,745
    Water Second Lien RB
       1.20%, 07/07/02                                                                    2,000                   2,000

 +@ CHICAGO, ILLINOIS BOARD OF EDUCATION
    Unlimited Tax GO TOB
       1.31%, 07/07/02                                                                    7,120                   7,120

  + CHICAGO, ILLINOIS EMERGENCY TELEPHONE SYSTEM GO
       1.70%, 01/01/03                                                                   15,195                  15,791

 +@ CHICAGO, ILLINOIS GAS SUPPLY
    RB (Peoples Gas, Light & Coke Co. Project) Series 1993B
       1.35%, 07/07/02                                                                   15,000                  15,000
    Revenue Refunding Bond (Peoples Gas, Light & Coke Co. Project)
       Series 2000C
       1.39%, 07/07/02                                                                   19,000                  19,000

 +@ CHICAGO, ILLINOIS METROPOLITAN WATER RECLAMATION DISTRICT
    RB Series 2002A
       1.20%, 07/07/02                                                                   12,000                  12,000

 +@ CHICAGO, ILLINOIS MIDWAY AIRPORT RB TOB
       1.33%, 07/07/02                                                                   24,480                  24,480

 +@ CHICAGO, ILLINOIS O'HARE INTERNATIONAL AIRPORT
    RB (ACES General Airport Second Lien) Series B1
       1.33%, 07/07/02                                                                   23,200                  23,200
    RB (ACES General Airport Second Lien) Series B2
       1.33%, 07/07/02                                                                   13,300                  13,300
    Special Facility RB
       1.30%, 07/07/02                                                                   41,484                  41,484
    Special Facility RB TOB Series 2001B6
       1.42%, 07/07/02                                                                   11,070                  11,070
    Special Facility RB (O'Hare Technical Center II Project)
       1.35%, 07/07/02                                                                   15,500                  15,500
    Special Facility Revenue Refunding Bond (Lufthansa German Project)
       1.30%, 07/07/02                                                                   43,770                  43,770

 +@ CHICAGO, ILLINOIS WATERWORKS
    Senior Lien RB TOB
       1.33%, 07/07/02                                                                   12,975                  12,975

 +@ EAST DUNDEE, KANE & COOK COUNTIES, ILLINOIS
    IDRB (Otto Engine Project)
       1.35%, 07/07/02                                                                    2,040                   2,040

 +@ ELMHURST, ILLINOIS
    IDRB (ELM Machining Corp. Project)
       1.55%, 07/07/02                                                                    2,300                   2,300

 +@ GILBERTS, ILLINOIS SPECIAL SERVICE AREA NO. 10
    RB (Timber Trails Project)
       1.25%, 07/07/02                                                                   10,785                  10,785

 +@ GLENDALE HEIGHTS, ILLINOIS
    IDRB (York Corrugated Container Project)
        1.50%, 07/07/02                                                                   1,300                   1,300

 +@ HAMPSHIRE, ILLINOIS
    IDRB (Poli-Film America Project) Series 1998A
       1.40%, 07/07/02                                                                    4,700                   4,700

 +@ ILLINOIS DEVELOPMENT FINANCE AUTHORITY
    IDRB (Arc Tronics, Inc. Project)
       1.45%, 07/07/02                                                                    2,395                   2,395
    IDRB (Camcraft, Inc. Project)
       1.45%, 07/07/02                                                                    2,500                   2,500
    IDRB (Catholic Charities)
       1.40%, 07/07/02                                                                      910                     910
    IDRB (Molding Project)
       1.70%, 07/07/02                                                                    3,500                   3,500
    IDRB (Perkin Paperboard Co., LP) Series 1994
       1.45%, 07/07/02                                                                    5,500                   5,500
    IDRB (Presbyterian Home Lake) Series 1996A
       1.25%, 07/07/02                                                                    1,000                   1,000
    IDRB (Radiological Society Project) Series 1997
       1.30%, 07/07/02                                                                    3,980                   3,980
    IDRB (River Graphics Corp. Project) Series 1996
       1.55%, 07/07/02                                                                    2,945                   2,945
    RB (Catholic Charities Housing Project) Series 1993A
       1.65%, 07/07/02                                                                    9,160                   9,160


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)
    RB (Chicago Academy of Science Project)
       1.25%, 07/07/02                                                                    4,115                   4,115
    RB (Chicago Academy of Science Project) Series 1998
       1.25%, 07/07/02                                                                    5,700                   5,700
    RB (Chicago Horticultural Society Project)
       1.25%, 07/07/02                                                                   10,000                  10,000
    RB (Korex Corp. Project)
       1.30%, 07/07/02                                                                    4,000                   4,000
    RB (Lake Forest Academy Project)
       1.25%, 07/07/02                                                                    2,000                   2,000
    RB (Loyola Academy Project)
       1.25%, 07/07/02                                                                   16,845                  16,845
    RB (McCormick Theological Project) Series 2001B
       1.25%, 07/07/02                                                                   14,500                  14,500
    RB (Palos Common Hospital Project) Series 1998
       1.30%, 07/07/02                                                                   10,000                  10,000
    RB (Presbyterian Homes Project)
       1.25%, 07/07/02                                                                    4,000                   4,000
    RB (Roll Service, Inc. Project)
       1.45%, 07/07/02                                                                    2,230                   2,230
    RB (Slovak American Charitable Project)
       1.25%, 07/07/02                                                                    8,060                   8,060
    RB (St. Ignatius College Prep. Project)
       1.25%, 07/07/02                                                                    4,700                   4,700
    RB (Variable Rest Haven Illiana Christian)
       1.25%, 07/07/02                                                                    1,555                   1,555
    RB (Wheaton Academy Project)
       1.25%, 07/07/02                                                                    3,000                   3,000
    Residential Rental RB (F.C Harris Pavillion Project) Series 1994
       1.30%, 07/07/02                                                                   17,510                  17,510
    Residential Rental RB (River Oak Project)
       1.32%, 07/07/02                                                                   32,000                  32,000
    Revenue Refunding Bond (Francis W. Parker Project)
       1.20%, 07/07/02                                                                    2,500                   2,500
    Revenue Refunding Bond (Rich Products Corp. Project)
       1.35%, 07/07/02                                                                    1,525                   1,525
    Water Facilities Revenue Refunding Bond (Illinois American
       Water Co. Project)
       1.35%, 07/07/02                                                                    5,000                   5,000

 +@ ILLINOIS EDUCATIONAL FACILITIES TOB
       1.37%, 07/07/02                                                                    2,000                   2,000

 +@ ILLINOIS EDUCATIONAL FACILITY AUTHORITY
    RB (Chicago Historical Society)
       1.25%, 07/07/02                                                                    7,900                   7,900

 +@ ILLINOIS HDA
    M/F Mortgage Revenue Refunding Bond (Hyde Park Tower Apartments Project)
       Series 2000A
       1.45%, 07/07/02                                                                    4,500                   4,500

 +@ ILLINOIS HEALTH FACILITY AUTHORITY
    RB (Bensenville Home Society Project) Series 1989A
       1.30%, 07/07/02                                                                    2,175                   2,175
    RB (Washington & Jane Smith Home) Series 1991
       1.30%, 07/07/02                                                                    2,800                   2,800

 +@ ILLINOIS METROPOLITAN PIER AND EXPO AUTHORITY
    TOB (McCormick Place Exposition Project)
       1.33%, 07/07/02                                                                   24,145                  24,145

 +@ ILLINOIS REGIONAL TRANSPORTATION AUTHORITY
    GO TOB
       1.33%, 07/07/02                                                                    9,730                   9,730

 +@ ILLINOIS STATE
    GO TOB
       1.33%, 07/07/02                                                                   28,125                  28,125
    GO TOB Series 2001-2
       1.33%, 07/07/02                                                                    5,000                   5,000

    ILLINOIS STATE TOLL HIGHWAY AUTHORITY
    Highway Priority RB Series 1992A
       1.75%, 01/01/03                                                                   20,000                  20,835

 +@ ILLINOIS STUDENT ASSISTANCE COMMISSION
    Student Loan RB Series 1996A
       1.30%, 07/07/02                                                                    7,700                   7,700

 +@ ILLINOIS VARIOUS COUNTIES
    GO TOB
       1.33%, 07/07/02                                                                   12,055                  12,055

 +@ LOMBARD, ILLINOIS
    Industrial Development Revenue Refunding Bond
       (B & H Partnership Project)
       1.60%, 07/07/02                                                                    1,850                   1,850


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

 +@ MELROSE PARK, ILLINOIS
    IDRB (Ninos Enterprises, Inc. Project)
       1.45%, 07/07/02                                                                    2,700                   2,700

 +@ NEW LENOX, ILLINOIS
    IDRB (Panduit Corp. Project)
       1.40%, 07/07/02                                                                    4,400                   4,400

 +@ OAK FOREST, ILLINOIS
    RB (Homewood Pool-South Suburban Mayors & Managers
       Association Project)
       1.30%, 07/07/02                                                                   10,000                  10,000

 +@ ORLAND PARK, ILLINOIS
    IDRB (Orland Properties Project)
       1.70%, 07/07/02                                                                      890                     890

 +@ PALATINE, ILLINOIS SPECIAL FACILITIES
    Limited Obligation RB (Little City Community Development Project)
       1.25%, 07/07/02                                                                    4,000                   4,000

 +@ RICHTON PARK, ILLINOIS
    IDRB (Avatar Corp. Project)
       1.55%, 07/07/02                                                                    1,900                   1,900

 +@ ROCKFORD, ILLINOIS
    IDRB (Industrial Welding Supply, Inc. Project)
       1.55%, 07/07/02                                                                    2,000                   2,000
    IDRB (Ring Can Corp. Project)
       1.35%, 07/07/02                                                                    1,800                   1,800

 +@ TINLEY PARK, ILLINOIS IDA
    RB (Beverly Manufacturing Co. Project) Series 1997A
       1.55%, 07/07/02                                                                    2,370                   2,370

 +@ UNIVERSITY OF ILLINOIS
    RB Merlot TOB Series 2000S
       1.37%, 07/07/02                                                                    3,500                   3,500

 +@ WILL-KANKAKEE, ILLINOIS REGIONAL DEVELOPMENT AUTHORITY
    IDRB (Toltec Steel Services Project)
       1.35%, 07/07/02                                                                    4,875                   4,875

 +@ YORKVILLE, ILLINOIS
    IDRB (F.E. Wheaton & Co., Inc. Project) Series 1996
       1.55%, 07/07/02                                                                    1,210                   1,210
                                                                                                               --------
                                                                                                                709,240

    INDIANA  1.3%

 +@ ELKHART COUNTY, INDIANA
    Economic  Development  RB (White  Plains  Apartments  Project)
       Series 1998A
       1.35%, 07/07/02                                                                    1,950                   1,950

 +@ GARY, INDIANA EMPOWERMENT ZONE
    RB (Chemcoaters, LLC Project) Series 2000A
       1.50%, 07/07/02                                                                    6,500                   6,500

 +@ GARY, INDIANA REDEVELOPMENT DISTRICT
    Economic Growth RB Series 20001-A
       1.35%, 07/07/02                                                                   12,420                  12,420

 +@ HAMMOND, INDIANA
    Economic Development RB (Lear Seating Corp. Project)
       Series 1994
       1.50%, 07/07/02                                                                    9,145                   9,145

 +@ INDIANA DEVELOPMENT FINANCE AUTHORITY
    IDRB (Cives Corp. Project) Series 1998
       1.35%, 07/07/02                                                                    7,150                   7,150

    INDIANA HEALTH FACILITY FINANCING AUTHORITY
    RB TECP (Ascension Health Credit Group) Series 2001A-2
       1.83%, 07/03/03                                                                   25,000                  25,000

    INDIANA STATE DEVELOPMENT FINANCE AUTHORITY
    Environmental  Improvement  Revenue  Refunding  Bond
       (USX Corp. Project)
       1.40%, 08/01/02                                                                   14,000                  14,000

 +@ IDRB (Big Sky Park Project)
       1.35%, 07/07/02                                                                    6,000                   6,000

 +@ INDIANA STATE HFA
    S/F Mortgage RB TOB Series 2000P
       1.40%, 07/07/02                                                                    8,640                   8,640

 +@ INDIANA STATE HOUSING TOB Series 1999A
       1.38%, 07/07/02                                                                    9,995                   9,995

 +@ INDIANA THERMAL ENERGY SYSTEM RB TOB
       1.33%, 07/07/02                                                                    9,900                   9,900

 +@ INDIANA UNIVERSITY, INDIANA RB
       1.20%, 07/07/02                                                                    6,039                   6,039


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

 +@ INDIANAPOLIS, INDIANA
    M/F Housing RB (Nora Pines Apartments Project)
       1.35%, 07/07/02                                                                    5,000                   5,000

 +@ MIAMI COUNTY, INDIANA
    Economic Development RB (Dukes Memorial Hospital Project)
       1.30%, 07/07/02                                                                    4,965                   4,965

 +@ ST. JOSEPH COUNTY, INDIANA
    Economic Development RB (Pine Oaks Apartments Project) Series 1997A
       1.35%, 07/07/02                                                                    1,000                   1,000
    Economic Development RB Series 1997B
       1.35%, 07/07/02                                                                    3,430                   3,430
    Educational Facilities RB (University of Notre Dame)
       1.10%, 07/07/02                                                                    4,200                   4,200

 +@ UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEM
    RB Series 2001B
       1.25%, 07/07/02                                                                   10,800                  10,800

 +@ VIGO COUNTY, INDIANA
    Economic Development Revenue Bond (Sister's Providence Project)
       1.40%, 07/07/02                                                                    3,500                   3,500
                                                                                                               --------
                                                                                                                149,634

    IOWA  0.8%

  + IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM TRAN
       1.65%, 06/20/03                                                                   50,000                  50,525

 +@ IOWA STUDENT LOAN LIQUIDITY CORP.
    Student Loan RB Series 1988B
       1.30%, 07/07/02                                                                   33,600                  33,600

 +@ SAINT JOSEPH COUNTY, IOWA ECONOMICAL DEVELOPMENT AUTHORITY
    RB (Western Manor Project)
       1.35%, 07/07/02                                                                    2,130                   2,130
                                                                                                               --------
                                                                                                                 86,255

    KANSAS  1.1%

 +@ KANSAS DEPARTMENT OF TRANSPORTATION HIGHWAY
    RB TOB Series 1999
       1.33%, 07/07/02                                                                   37,500                  37,500

    OLATHE, KANSAS
    Temporary GO Series 2002A
       1.84%, 06/01/03                                                                   41,785                  42,130

 +@ WICHITA, KANSAS
    Airport Facilities Revenue Refunding Bond (Cessna Service Center Project)
       1.45%, 07/07/02                                                                   11,245                  11,245
    Airport Facilities Revenue Refunding Bond (Flight Safety
       International, Inc. Project)
       1.33%, 07/07/02                                                                   26,170                  26,170
                                                                                                               --------
                                                                                                                117,045

    KENTUCKY  1.8%

 +@ ELIZABETHTOWN, KENTUCKY IDRB (Aztec Project)
        1.40%, 07/07/02                                                                   3,000                   3,000

 +@ JEFFERSON COUNTY, KENTUCKY SPORTS STADIUM
    RB (University of Louisville Athletic Department)
        1.40%, 07/07/02                                                                   5,300                   5,300

 +@ KENTON COUNTY, KENTUCKY AIRPORT BOARD
    Special Facilities RB Series 2000A
        1.40%, 07/07/02                                                                   8,915                   8,915

  + KENTUCKY CORPORATE HOUSING
  o RB TOB Series 1998W
       1.65%, 11/07/02                                                                   19,320                 19,320
  @ Revenue Merlot TOB Series 2000U
       1.42%, 07/07/02                                                                    9,685                   9,685

 +@ KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP.
    Insured Student Loan RB Series 1991E
       1.25%, 07/07/02                                                                   42,600                  42,600
    Insured Student Loan RB Series 1996A
       1.25%, 07/07/02                                                                   23,850                  23,850

 +@ KENTUCKY HOUSING CORP.
    Housing RB TOB Series 2002A
        1.42%, 07/07/02                                                                   5,995                   5,995


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

    S/F Mortgage RB TOBP (PT-628)
       1.40%, 07/07/02                                                                    7,440                   7,440

  = KENTUCKY INTERLOCAL SCHOOL TRANSPORTATION ASSOCIATION
    TRAN 1.64%, 06/30/03                                                                 42,663                  43,232

 +@ LOUISVILLE & JEFFERSON COUNTIES, KENTUCKY METRO SEWER DISTRICT
    TOB Series A 1.33%, 07/07/02                                                          6,115                   6,115

 +@ LOUISVILLE & JEFFERSON COUNTIES, KENTUCKY REGIONAL AIRPORT AUTHORITY
    Special Facilities RB (UPS Project) Series 1999C 1.70%,
       07/01/02                                                                           1,800                   1,800
 +@ MURRAY, KENTUCKY IDA
    Revenue Refunding Bond (Dean Foods Co. Project)
       1.35%, 07/07/02                                                                    6,000                   6,000

 +@ RICHMOND, KENTUCKY
    IDRB (Mikron Project) 1.40%,
       07/07/02                                                                           7,175                   7,175

 +@ WICKLIFFE, KENTUCKY
    Pollution  Control & Solid  Waste  Disposal  Revenue  Refunding
       Bond (Westvaco Corp. Project) 1.25%, 07/07/02                                      4,250                   4,250

 +@ WILSON COUNTY, KENTUCKY IDB
    RB (Perma Pipe Project) 1.60%,
       07/07/02                                                                           3,150                   3,150
                                                                                                               --------
                                                                                                                197,827

    LOUISIANA 1.0%

 +@ CALCASIEU PARISH, LOUSIANA IDB

    IDRB (Weingarten Realty
       Project) 1.30%, 07/07/02                                                           1,990                   1,990

 +@ LAFAYETTE PARISH, LOUISIANA
    IDRB (Westwood Village Project)
       1.30%, 07/07/02                                                                    3,735                   3,735

 +@ LAKE CHARLES, LOUISIANA HARBOR & TERMINAL DISTRICT
    Dock & Wharf RB (Conoco, Inc.
       Project) 1.35%, 07/07/02                                                          10,500                  10,500

  + LOUISIANA STATE
    GO Series 1996A 1.75%,
       08/01/02                                                                           5,000                   5,018

 +@ NEW ORLEANS, LOUISIANA AVIATION BOARD
    RB Series 1993B 1.35%,
       07/07/02                                                                           5,760                   5,760

 +@ OUACHITA PARISH, LOUISIANA IDB
    IDRB (Sulzer Escher Wyss, Inc.
       Project) 1.35%, 07/07/02                                                           1,500                   1,500

    ST. JAMES PARISH, LOUISIANA
    Pollution Control Revenue Refunding Bond TECP (Texaco Project)
       Series 1988A 1.75%, 09/26/02                                                      36,500                  36,500
    Pollution Control Revenue Refunding Bond TECP (Texaco Project)
       Series 1988B 1.75%, 09/26/02                                                      44,030                  44,030
                                                                                                               --------
                                                                                                                109,033

    MARYLAND  0.7%

    BALTIMORE COUNTY, MARYLAND
    Consolidated Public TECP
       1.45%, 09/26/02                                                                   20,000                  20,000

 +@ MARYLAND STATE COMMUNITY HOUSING DEVELOPMENT ADMINISTRATION DEPARTMENT
    S/F Mortgage Revenue TOBP (PA-634) 1.37%, 07/07/02                                    7,380                   7,380
       TOB Series 1999G 1.38%, 07/07/02                                                  32,335                  32,335

 +@ MARYLAND STATE ECONOMIC DEVELOPMENT CORP.
    Economic Development RB (Hunter Douglas Project)
       1.35%, 07/07/02                                                                    3,400                   3,400
    IDRB (Dixon Valve Project) 1.40%, 07/07/02                                            2,615                   2,615

 +@ MARYLAND STATE ENERGY FINANCING ADMINISTRATION
    Limited Obligation Local District RB (Comfort Link
       Project) 1.35%, 07/07/02                                                          10,000                  10,000
                                                                                                               --------
                                                                                                                 75,730

    MASSACHUSETTS  1.2%

    COHASSET, MASSACHUSETTS
    BAN 2.65%, 07/26/02                                                                  18,025                  18,035


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

    FALMOUTH, MASSACHUSETTS
    BAN 1.60%, 01/24/03                                                                   3,895                   3,909
    GATEWAY, MASSACHUSETTS REGIONAL SCHOOL DISTRICT
    BAN 1.60%, 01/31/03                                                                   5,000                   5,026

 +@ MASSACHUSETTS INDUSTRIAL FINANCE AUTHORITY
    IDRB (Arkansas Electronic Products Corp. Project)
        1.40%, 07/07/02                                                                   2,600                   2,600

    MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC CO.
    Power Supply System RB Series
       1992B 1.40%, 07/01/02                                                              1,000                   1,020

 +@ MASSACHUSETTS ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION
    Lease RB Series 2002B 1.20%,
       07/07/02                                                                           5,000                   5,000

    MASSACHUSETTS STATE
    Consolidated Loan GO Series
        2002A 1.50%, 01/01/03                                                             5,000                   5,062

 +@ TOB Series 2001O 1.20%,
        07/07/02                                                                          2,785                   2,785

 +@ TOB Series 2002C 1.20%,
        07/07/02                                                                          3,485                   3,485

 +@ MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY
    Higher Education Revenue Refunding Bond (Smith College Project)
       1.20%, 07/07/02                                                                      125                     125

    MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
    RB (Milford Whitinsville Regional)
       Series 1993B 1.62%, 07/15/02                                                       2,365                   2,418

 +@ RB (Milliams College) Series
       1993E 1.10%, 07/07/02                                                              5,505                   5,505

 +@ RB TOB Series 2002D 1.20%,
       07/07/02                                                                          10,510                  10,510

  + MASSACHUSETTS STATE HFA
    S/F Housing RB Series 2001H
       2.05%, 12/02/02                                                                   10,000                  10,000

 +@ MASSACHUSETTS STATE WATER POLLUTION ABATEMENT TRUST
    Water Pollution TOB Series
        1999N 1.32%, 07/07/02                                                            16,500                  16,500

  + MASSACHUSETTS WATER RESOURCES AUTHORITY
    TECP 1.40%, 10/04/02                                                                 21,865                  21,865

    NORWELL, MASSACHUSETTS
    BAN 1.65%, 02/21/03                                                                   7,110                   7,160

    TEWKSBURY, MASSACHUSETTS
    BAN 1.65%, 02/21/03                                                                   7,104                   7,131

  + UNIVERSITY OF MASSACHUSETTS BUILDING AUTHORITY
    RB Series 2 1.45%, 11/01/02                                                           1,360                   1,376
                                                                                                               --------
                                                                                                                129,512

    MICHIGAN  4.5%

 +@ ANN ARBOR, MICHIGAN ECONOMIC DEVELOPMENT CORP.
    Limited Obligation RB (Glacier Hills, Inc. Project)
       Series 2000A 1.33%, 07/07/02                                                      23,245                  23,245
    Limited Obligation RB (Glacier Hills, Inc. Project) Series 2000B
       1.33%, 07/07/02                                                                    9,620                   9,620

 +@ DETROIT, MICHIGAN CITY SCHOOL DISTRICT
    GO TOB Series 2002A 1.30%,
        07/07/02                                                                          4,620                   4,620

 +@ DETROIT, MICHIGAN SEWAGE DISPOSAL SYSTEM
    RB TOB Series 1999A 1.33%,
       07/07/02                                                                          34,650                  34,650
    RB TOB Series 2002G
       1.31%, 07/07/02                                                                    4,260                   4,260

 +@ EASTERN MICHIGAN UNIVERSITY BOARD OF REGENTS
    Revenue Refunding Bond
       1.90%, 07/07/02                                                                    3,700                   3,700

 +@ GEORGETOWN TOWNSHIP, MICHIGAN ECONOMIC DEVELOPMENT CORP.
    Limited Obligation RB (Sunset Manor, Inc. Project) 1.33%,
       07/07/02                                                                           9,180                   9,180


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

 +@ GRAND RAPIDS, MICHIGAN ECONOMIC DEVELOPMENT CORP.
    RB (Amway Hotel Corp. Project)
       Series 1991A 1.35%, 07/07/02                                                       8,755                   8,755

    MICHIGAN COMPREHENSIVE TRANSPORTATION
    Revenue Refunding Bond Series
       2002A 1.85%, 05/15/03                                                             10,655                  10,760

    MICHIGAN MUNICIPAL BOND AUTHORITY
    RB Series 2002A 1.30%,
       08/21/02                                                                          30,200                  30,240
  + RB Series C-2 2.59%, 08/22/02 105,500 105,635

    MICHIGAN STATE
    TECP 1.55%, 09/04/02                                                                 14,000                  14,000

  + MICHIGAN STATE BUILDING AUTHORITY
    TECP
    1.60%, 07/18/02                                                                      25,425                  25,425
    1.65%, 07/18/02                                                                       4,000                   4,000

 +@ MICHIGAN STATE HDA
    TOBP (PT-556) 1.37%, 07/07/02                                                         3,630                   3,630

 +@ MICHIGAN STATE HOSPITAL FINANCE AUTHORITY
    RB (Martin Luther Memorial Home Inc. Project) 1.25%,
       07/07/02                                                                           8,085                   8,085

 +@ MICHIGAN STATE STRATEGIC FUND
    Limited Obligation RB (Advance Plastics Corp.) 1.45%,
       07/07/02                                                                           2,430                   2,430
    Limited Obligation RB (American Cancer Society Great Lakes) 1.35%,
       07/07/02                                                                           5,790                   5,790
    Limited Obligation RB (EPI Printers, Inc. Project) 1.45%, 07/07/02                    2,000                   2,000
    Limited Obligation RB (John Widdicomb Co. Project) 1.45%, 07/07/02                    1,105                   1,105
    Limited Obligation RB (Manufacturer's Project) Series 1991 1.45%,
       07/07/02                                                                           1,050                   1,050
    Limited Obligation RB (Mechanics Uniform Rental Project) 1.45%,
       07/07/02                                                                           1,000                   1,000
    Limited Obligation RB (Orchestra Place Renewal
       Project) 1.48%, 07/07/02                                                          15,000                  15,000
    Limited Obligation RB (United Machining Project) Series 1998 1.45%,
       07/07/02                                                                           6,000                   6,000
    Limited Obligation RB Series 1998B 1.45%, 07/07/02                                    1,615                   1,615

 +@ MICHIGAN STATE TRUNK LINE
    Revenue Refunding TOB Series
       1998A 1.45%, 07/07/02                                                             46,666                  46,666

 +@ OAKLAND COUNTY, MICHIGAN ECONOMIC DEVELOPMENT CORP.
    Limited Obligation RB (Husky Envelope Products, Inc.
       Project) 1.45%, 07/07/02                                                           2,620                   2,620
    Limited Obligation RB (Pontiac Vision Schools Project) 1.35%,
       07/07/02                                                                          11,000                  11,000

 +@ WAYNE CHARTER COUNTY, MICHIGAN AIRPORT
    RB (Detroit Metropolitan Wayne County Airport Project) 1.33%,
       07/07/02                                                                          55,000                  55,000
    RB (Detroit Metropolitan Wayne County Airport Project) Series 1996A
       1.35%, 07/07/02                                                                    5,650                   5,650
    RB (Detroit Metropolitan Wayne County Airport Project) Series 2002A
       1.30%, 07/07/02                                                                   42,000                  42,000
                                                                                                               --------
                                                                                                                498,731

    MINNESOTA 2.6%

 +@ BLOOMINGTON, MINNESOTA PORT AUTHORITY

    Special Tax Revenue Refunding Bond (Mall of America Project)
       Series 1999B 1.35%, 07/07/02                                                      10,000                  10,000

 +@ DAKOTA COUNTY, MINNESOTA COMMUNITY DEVELOPMENT AGENCY
    S/F RB TOBP (PT-627) 1.40%, 07/07/02                                                  5,500                   5,500

 +@ HENNEPIN COUNTY, MINNESOTA
    Unlimited GO Series 1996C
       1.45%, 07/07/02                                                                    3,250                   3,250


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

 +@ HENNEPIN COUNTY, MINNESOTA HOUSING & REDEVELOPMENT AUTHORITY
    M/F Housing RB (City Apartments at Loring Park)
         1.50%, 07/07/02                                                                    2,600                   2,600

 +@ MENDOTA HEIGHTS, MINNESOTA
    IDRB (Dakota Business Plaza
         Project) 1.60%, 07/07/02                                                           2,300                   2,300

  + MINNEAPOLIS ST. PAUL, MINNESOTA AIRPORT COMMISSION
    TECP
         1.50%, 10/03/02                                                                   20,000                  20,000
         1.70%, 07/08/02                                                                   10,000                  10,000
         1.55%, 10/03/02                                                                    7,500                   7,500

 +@ MINNESOTA STATE
    Agriculture & Economic
         Development RB (Evangelical Lutheran Project) 1.40%,
         07/07/02                                                                           8,000                   8,000

  + MINNESOTA STATE HFA
      Residential Housing Finance RB
         Series 2001B 1.90%, 12/04/02                                                      63,785                  63,785
      Residential Housing Finance RB
         Series 2001C 1.90%, 12/04/02                                                      30,230                  30,230
      Residential Housing Finance RB
         Series 2001D 1.90%, 12/04/02                                                      35,805                  35,805

 +@ MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
      RB (Carleton College) Series 2000G 1.20%, 07/07/02                                   13,630                  13,630
      RB (St. Thomas University Project) Series 5-L 1.35%, 07/07/02                         4,000                   4,000
      RB (St. Thomas University Project) 1.35%, 07/07/02                                    9,700                   9,700

      ROCHESTER, MINNESOTA
      Health Care Facility RB TECP (Mayo Medical Center) 1.30%,
         07/17/02                                                                          50,700                  50,700

 +@ Health Care Facilities
         RB TOB Series 177 1.31%,
         07/07/02                                                                           7,130                   7,130

 +@ ST. LOUIS PARK, MINNESOTA
      M/F Housing RB (At the Park Project) Series 2002A 1.40%,
         07/07/02                                                                           3,300                   3,300
                                                                                                                 --------
                                                                                                                  287,430


    MISSISSIPPI  0.9%

 +@ JACKSON COUNTY, MISSISSIPPI
    Pollution Control Revenue Refunding Bond (Chevron USA, Inc. Project)
         1.75%, 07/01/02                                                                    1,000                   1,000

 +@ MISSISSIPPI
      GO Refunding Bond TOB
         1.33%, 07/07/02                                                                   14,880                  14,880

 +@ MISSISSIPPI BUSINESS FINANCE AUTHORITY
      IDRB (Clopay Building Products Co. Project) Series 1999 1.35%,
         07/07/02                                                                           3,300                   3,300

 +@ MISSISSIPPI BUSINESS FINANCIAL CORP.
      IDRB (Electric Mills Wood Project) 1.45%, 07/07/02                                    5,000                   5,000
      IDRB (Omega Motion Project) Series 1996 1.35%, 07/07/02                               5,500                   5,500

 +@ MISSISSIPPI DEVELOPMENT BANK
      Special Obligation TOBP
         (PT-520) 1.30%, 07/07/02                                                          38,365                  38,365

 +@ MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
      RB (Baptist Memorial Hospital
         Project) 1.26%, 07/07/02                                                          17,460                  17,460

 +@ MISSISSIPPI S/F HFA
      TOB Series 1997G 1.38%,
         07/07/02                                                                          12,330                  12,330
                                                                                                                 --------
                                                                                                                   97,835

    MISSOURI  0.5%

 +@ MISSOURI HIGHER EDUCATION LOAN AUTHORITY
      Student Loan RB Series 1988A
         1.25%, 07/07/02                                                                   13,800                  13,800

 +@ MISSOURI STATE DEVELOPMENT FINANCE BOARD
      IDRB (H.R. Williams Mill Supply Project) Series 1995 1.50%,
         07/07/02                                                                           3,100                   3,100


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                                                     FACE VALUE              MKT. VALUE
    RATE, MATURITY                                                                      ($ x 1,000)             ($ x 1,000)

    IDRB (Milbank Manufacturing
         Co. Project) 1.55%, 07/07/02                                                       3,000                   3,000

 +@ MISSOURI STATE HEALTH AND EDUCATIONAL FACILITIES AUTHORITY
    Health Facilities RB (National Benevolent Association
         Project) 1.25%, 07/07/02                                                           2,695                   2,695

 +o MISSOURI STATE HOUSING DEVELOPMENT COMMISSION
    Mortgage RB TOBP (PA-847)
         1.55%, 08/15/02                                                                    6,210                   6,210

 +@ ST. CLAIR, MISSOURI IDA
    RB (Private Dynaquip) 1.35%,
         07/07/02                                                                           1,000                   1,000

  = ST. LOUIS, MISSOURI GENERAL FUND
    TRAN 1.67%, 06/26/03                                                                   20,000                  20,234

 +@ ST. LOUIS, MISSOURI IDA
    RB (Kessler Container Project)
         1.35%, 07/07/02                                                                    2,400                   2,400

 +@ WASHINGTON, MISSOURI IDA
    RB (Pauwels Transformer
         Project) 1.53%, 07/07/02                                                           3,200                   3,200
                                                                                                                 --------
                                                                                                                   55,639

    MONTANA  0.0%

 +@ CLAY COUNTY, MONTANA
    IDRB (KC Salad Real Estate
         Project) 1.40%, 07/07/02                                                           1,900                   1,900

    NEBRASKA  0.5%

 +@ DODGE COUNTY, NEBRASKA
    IDRB (Oilgear Project) 1.55%,
         07/07/02                                                                           1,670                   1,670

  + NEBRASKA INVESTMENT FINANCE AUTHORITY

  @ S/F Housing RB Merlot TOB
         Series 2000O 1.42%, 07/07/02                                                       3,525                   3,525

  o S/F Housing RB TOB Series
         1998X 1.65%, 11/07/02                                                             10,735                  10,735

    NEBRASKA PUBLIC POWER DISTRICT
    Power Supply System RB 1.67%, 01/01/03                                                 13,000                  13,545
    Power Supply System RB 1.85%, 01/01/03                                                  7,690                   8,006

 +@ STANTON COUNTY, NEBRASKA
    IDRB (Nucor Corp. Project)
         Series 1996 1.50%, 07/07/02                                                       19,300                  19,300
                                                                                                                 --------
                                                                                                                   56,781


    NEVADA  1.6%

 +@ CLARK COUNTY, NEVADA
    Economic Development RB (University of Nevada Las
         Vegas Project) 1.30%, 07/07/02                                                       705                     705

 +@ CLARK COUNTY, NEVADA AIRPORT
    Airport Improvement RB (System Subordinate Lien)
         Series 1995A2 1.33%, 07/07/02                                                      1,200                   1,200

  + CLARK COUNTY, NEVADA AIRPORT REVENUE SYSTEMS
    Sub Lien RB Series 1999B1
         1.30%, 07/03/02                                                                   21,360                  21,360

  + CLARK COUNTY, NEVADA MOTOR FUEL TAX
    TECP 1.30%, 07/08/02                                                                    4,925                   4,925

  + CLARK COUNTY, NEVADA PASSENGER FACILITY
    RB (Las Vegas McCarran International Airport) Series
         1992A 1.80%, 07/01/02                                                             11,000                  11,220

  + CLARK COUNTY, NEVADA SCHOOL DISTRICT

  @ TOB Series 2000-5 1.33%,
         07/07/02                                                                          19,935                  19,935

  o TOB Series 2001F 1.65%,
         08/28/02                                                                          21,715                  21,715
  + LAS VAGAS VALLEY, NEVADA WATER DISTRICT
    GO TECP 1.50%, 10/03/02                                                                40,000                  40,000

 +@ NEVADA HOUSING DIVISION
    M/F Housing RB (Apache Pines Apartments Project) Series
         1999A 1.35%, 07/07/02                                                              7,415                   7,415
    M/F Housing RB Series 1989A 1.20%, 07/07/02                                             5,300                   5,300
    Multi-Unit Housing RB (Banbridge Apartment Project) Series 2000A
         1.35%, 07/07/02                                                                    3,960                   3,960
    Multi-Unit Housing RB (City Center Project) Series 2000A
         1.35%, 07/07/02                                                                    9,350                   9,350


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
   Multi-Unit Housing RB (Oakmont Project)
       1.35%, 07/07/02                                                                            4,350               4,350
   Multi-Unit Housing RB (Silver Pines Apartments) Series 2002A
       1.25%, 07/07/02                                                                            5,400               5,400

+@ WASHOE COUNTY, NEVADA
       Refunding TOB (Reno Sparks Convention Center Project) Series 2001A
       1.33%, 07/07/02                                                                           21,000              21,000
                                                                                                                    -------
                                                                                                                    177,835

   NEW HAMPSHIRE  0.1%

+@ NEW HAMPSHIRE STATE HFA
   S/F Revenue TOB Series 1998G
       1.38%, 07/07/02                                                                            5,855               5,855
   S/F Revenue TOB Series 1998U
       1.38%, 07/07/02                                                                            9,995               9,995
                                                                                                                    -------
                                                                                                                     15,850

   NEW JERSEY  0.8%

   EAST BRUNSWICK, NEW JERSEY
   BAN 2.05%, 03/19/03                                                                           12,000              12,080

+@ NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   RB (Catholic Community Services Project)
       1.15%, 07/07/02                                                                              200                 200

+@ NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY
   RB 2001A 1.15%, 07/07/02                                                                         500                 500

+o NEW JERSEY STATE HIGHWAY AUTHORITY
   Putters General Revenue TOB (Garden State Parkway Project) Series 247
       1.42%, 09/12/02                                                                           14,930              14,930

+o NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY
   RB TOBP (PT-285)
       1.50%, 07/11/02                                                                              780                 780

 o NEW JERSEY STATE TRANSPORTATION CORP.
   TOB Series 148
       2.00%, 10/04/02                                                                            2,305               2,305

+@ NEW JERSEY STATE TURNPIKE AUTHORITY
   RB TOBP (PA-719)
       1.18%, 07/07/02                                                                            2,795               2,795

   NORTH BRUNSWICK, NEW JERSEY
   BAN 2.63%, 08/21/02                                                                            5,000               5,004

+@ NORTH HUDSON, NEW JERSEY SEWAGE AUTHORITY
   RB Series 2001B
       1.10%, 07/07/02                                                                           15,455              15,455

   SUSSEX COUNTY, NEW JERSEY
   BAN  1.79%, 06/06/03                                                                           6,000               6,053

 = WOODBRIDGE TOWNSHIP, NEW JERSEY
   BAN
       1.50%, 07/08/03                                                                            7,000               7,069
       1.52%, 07/08/03                                                                           23,000              23,222
                                                                                                                    -------
                                                                                                                     90,393
   NEW MEXICO  0.2%

+@ ALBUQUERQUE, NEW MEXICO AIRPORT
   Subordinated Lien RB Series 1996A
       1.30%, 07/07/02                                                                           10,260              10,260

+@ SANTA FE, NEW MEXICO GROSS RECEIPTS TAX
   Wastewater Systems RB Series 1997B
       1.30%, 07/07/02                                                                           17,000              17,000
                                                                                                                    -------
                                                                                                                     27,260

   NEW YORK  2.9%

+@ DUTCHESS COUNTY, NEW YORK IDA
   Civic Facilities RB (Trinity Pawling School Corp. Project)
       1.20%, 07/07/02                                                                            1,825               1,825

+@ JAY STREET DEVELOPMENT CORP.,  NEW YORK
   Lease RB (Jay Street Project) Series A2001-1
         1.10%, 07/07/02                                                                          1,000               1,000

+@ LONG ISLAND, NEW YORK POWER AUTHORITY
   Electric System RB Series 1998A
       1.10%, 07/07/02                                                                            5,000               5,000
   Electric System RB TOB Series 1998A
       1.18%, 07/07/02                                                                           10,970              10,970
   Electric System RB TOB Series 338
       1.18%, 07/07/02                                                                           20,295              20,295
   Electric System RB TOBP (PA-565)
       1.21%, 07/07/02                                                                            5,000               5,000


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
+@ MACON, NEW YORK STATE MANAGMENT AGENCY
   RB TOB Series 1999H
       1.18%, 07/07/02                                                                           14,995              14,995

   METROPOLITAN NEW YORK TRANSPORTATION AUTHORITY
   TECP  1.40%, 09/09/02                                                                       16,500              16,500

+@ NEW YORK CITY, NEW YORK
   GO TOB (CoreStates Merlot Program) Series 1997C
       1.27%, 07/07/02                                                                           17,825              17,825

+@ NEW YORK CITY, NEW YORK HOUSING DEVELOPMENT CORP.
   M/F Mortgage RB (15th Street Development Project) Series 2000A
       1.20%, 07/07/02                                                                            7,000               7,000
   M/F Rental Housing RB (Lyric Development Project) Series 2001A
       1.15%, 07/07/02                                                                           20,000              20,000

+@ NEW YORK CITY, NEW YORK IDA
   IDRB (Allway Tools, Inc. Project)
       1.30%, 07/07/02                                                                            1,710               1,710

+@ NEW YORK CITY, NEW YORK MUNICIPAL WATER FINANCE AUTHORITY
   Water & Sewer System RB Series 1994G
       1.70%, 07/01/02                                                                            2,500               2,500
   Water & Sewer Systems RB TOB Series 158
       1.18%, 07/07/02                                                                            9,995               9,995

   NEW YORK CITY, NEW YORK  TRANSITIONAL FINANCE AUTHORITY
   BAN Series 2002-4
       1.65%, 02/26/03                                                                            22,500              22,622

+@ Future Tax Secured TOB Series  1999B
       1.27%, 07/07/02                                                                           14,820              14,820

+o NEW YORK STATE DORMITORY AUTHORITY
   RB TOB Series 2000-15
       1.55%, 08/07/02                                                                           20,000              20,000

+@ NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT AUTHORITY
   Facilities RB (Con Edison Co. Project) Subseries A-3
       1.20%, 07/07/02                                                                           10,000              10,000
   Gas Facilities RB TOB Series 379
       1.18%, 07/07/02                                                                            1,570               1,570
   Pollution Control Revenue Refunding Bond (Orange & Rockland
       Utilities, Inc. Project) Series 1994A
       1.10%, 07/07/02                                                                              900                 900

+@ NEW YORK STATE HFA
   M/F Housing RB (Union Square South Housing Project)
       1.15%, 07/07/02                                                                           22,400              22,400
   M/F Housing Second Mortgage RB Series 1999A
       1.20%, 07/07/02                                                                            2,000               2,000
   RB (70 Battery Place Project) Series 1999A
       1.20%, 07/07/02                                                                            3,600               3,600
   RB Series 1997A
       1.15%, 07/07/02                                                                           17,600              17,600

+o NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORP.
   RB TOB Series 468X
       1.65%, 02/06/03                                                                           10,000              10,000

+@ NEW YORK STATE MORTGAGE AGENCY
   RB Series 2000K
       1.18%, 07/07/02                                                                            6,215               6,215
   RB TOB Series 1999F
       1.18%, 07/07/02                                                                           10,700              10,700

   NEW YORK STATE TOLLWAY AUTHORITY
   BAN Series 2002A
       2.20%, 03/26/03                                                                            9,500               9,572

   PORT AUTHORITY OF NEW YORK & NEW JERSEY
+@ Special Obligation RB TOB                                                                      4,345               4,345
       1.23%, 07/07/02
   TECP  1.65%, 07/12/02                                                                         14,000              14,000
+@ TOB Series 2000Z
       1.32%, 07/07/02                                                                            5,065               5,065

   RAVENA COEYMANS SELKIRK, NEW YORK CENTENIAL SCHOOL DISTRICT
   BAN  1.72%, 06/20/03                                                                         9,747               9,866

+@ YONKERS, NEW YORK IDA
   Civic Facilities RB (Consumers Union Facility Project)
       1.15%, 07/07/02                                                                              460                 460
                                                                                                                    -------
                                                                                                                    320,350


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
   NORTH CAROLINA  1.6%

+@ BUNCOMBE COUNTY, NORTH CAROLINA SCHOOL
   GO Series 2000C
       1.30%, 07/07/02                                                                           14,000              14,000

+@ BURKE COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES POLLUTION CONTROL
   FINANCING AUTHORITY
   IDRB (Bauer Industries, Inc. Project)
       1.40%, 07/07/02                                                                            2,655               2,655

+@ CHARLOTTE, NORTH CAROLINA AIRPORT
   Revenue Refunding Bond Series 1997A
       1.30%, 07/07/02                                                                            5,965               5,965

+@ DURHAM, NORTH CAROLINA HOUSING AUTHORITY
     M/F Housing RB (Pendleton Townhomes Project)
       1.35%, 07/07/02                                                                            5,490               5,490

+@ FORSYTH COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION CONTROL
   FINANCING AUTHORITY
   RB (Plymouth Printing Project)
       1.40%, 07/07/02                                                                            1,650               1,650

+@ GATES COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION CONTROL
   FINANCING AUTHORITY
   IDRB (Coxe-Lewis Project)
       1.45%, 07/07/02                                                                            1,485               1,485

+@ GUILFORD COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Culp, Inc. Project)
       1.40%, 07/07/02                                                                            3,825               3,825
   RB (Neal Manufacturing Project)
       1.35%, 07/07/02                                                                            2,100               2,100
   RB (Vitafoam, Inc. Project)
       1.35%, 07/07/02                                                                            5,500               5,500

+@ HERTFORD COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Nucor Corp. Project) Series 2000
       1.33%, 07/07/02                                                                           17,500              17,500
   IDRB (Nucor Corp. Project) Series 2000A
       1.50%, 07/07/02                                                                           26,500              26,500

+@ JOHNSTON COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Flanders Corp. Project)
       1.35%, 07/07/02                                                                            4,500               4,500

+@ NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
   Capital Facilities RB (Durham Academy Project)
       1.25%, 07/07/02                                                                           23,700              23,700

+@ NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY
   RB (Davidson College) Series 2000B
       1.25%, 07/07/02                                                                           19,000              19,000
   RB (High Point University Project)
       1.25%, 07/07/02                                                                            5,110               5,110
   RB (Queens College) Series 1999B
       1.25%, 07/07/02                                                                            6,160               6,160

+@ NORTH CAROLINA STATE PUBLIC SCHOOL BUILDING
   TOB Series 249
       1.31%, 07/07/02                                                                            2,500               2,500

+@ ROCKINGHAM COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (McMichael Mills Project)
       1.35%, 07/07/02                                                                            3,700               3,700

+@ ROWAN COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES POLLUTION CONTROL
   FINANCING AUTHORITY
   (Taylor-Clay Products Project)
       1.35%, 07/07/02                                                                            4,400               4,400

+@ SAMPSON COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION CONTROL
   FINANCING AUTHORITY
   IDRB (Crumpler Plastic Project)
       1.40%, 07/07/02                                                                            4,100               4,100

+@ UNION COUNTY, NORTH CAROLINA INDUSTRIAL FACILITIES & POLLUTION CONTROL
   FINANCING AUTHORITY
   RB (Rock-Tenn Converting County Project) Series 1997
       1.35%, 07/07/02                                                                            1,750               1,750



See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                         FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                          ($ X 1,000)         ($ X 1,000)
+@ WAKE COUNTY, NORTH CAROLINA HOUSING AUTHORITY
   M/F Housing RB (Walnut Ridge Apartments Project)
     1.35%, 07/07/02                                                                           10,075              10,075

+@ WILMINGTON, NORTH CAROLINA HOUSING AUTHORITY
   M/F Housing RB (Garden Lake Estates Project) Series 1999
     1.35%, 07/07/02                                                                            7,280               7,280
                                                                                                                  -------
                                                                                                                  178,945

   NORTH DAKOTA  0.1%

+@ RICHLAND COUNTY, NORTH DAKOTA
   IDRB (Minn-Dak Farmers Co-Op Project) Series 1986B
     1.55%, 07/07/02                                                                              810                 810
   Solid Waste Disposal RB (Minn-Dak Farmers Co-Op Project) Series 1996A
     1.55%, 07/07/02                                                                            8,870               8,870
                                                                                                                  -------
                                                                                                                    9,680

   OHIO  1.1%

+@ CLEVELAND, OHIO AIRPORT SYSTEM
   RB Series 1997D
     1.30%, 07/07/02                                                                           21,200              21,200

+@ CUYAHOGA COUNTY, OHIO
   Economic Development RB (Hathaway Brown School Project) Series 1999
     1.25%, 07/07/02                                                                           14,650              14,650

+@ OHIO AIR QUALITY DEVELOPMENT AUTHORITY
   RB (JMG Funding, LP) Series 1994A
     1.33%, 07/07/02                                                                            2,900               2,900
   RB (Limited Partnership Project) Series 1994B                                               14,400              14,400
     1.35%, 07/07/02

 + OHIO STATE HFA
 @ Mortgage RB TOB
     1.35%, 07/07/02                                                                            7,730               7,730
 + Mortgage RB TOB Series 2000AA
     1.42%, 07/07/02                                                                            5,820               5,820
 @ Mortgage RB TOBP (PA-806)
     1.37%, 07/07/02                                                                              565                 565
   Residental Mortgage Backed Securities RB Series 2001E
     2.75%, 08/15/02                                                                           50,000              50,000
                                                                                                                  -------
                                                                                                                  117,265
   OKLAHOMA  1.6%

+@ GARFIELD COUNTY, OKLAHOMA
   IDRB (Bank of Commerce Group, Inc. Project)
     1.25%, 07/07/02                                                                            7,265               7,265

+@ MULDROW, OKLAHOMA PUBLIC WORKS AUTHORITY
   IDRB (Oklahoma Foods Project)
     1.70%, 07/07/02                                                                            6,000               6,000

   OKLAHOMA CITY, OKLAHOMA INDUSTRIAL CULTURAL FACILITIES
   Trust Health Care TECP Series 1998B
     1.40%, 07/08/02                                                                           10,000              10,000
     1.40%, 07/31/02                                                                           16,610              16,610

+@ OKLAHOMA COUNTY, OKLAHOMA INDUSTRIAL AUTHORITY
   RB (National Cowboy Hall of Fame Project) Series 1999
     1.25%, 07/07/02                                                                            1,235               1,235

+@ OKLAHOMA DEVELOPMENT FINANCE AUTHORITY
   RB (Shawnee Funding, Ltd.)
     1.35%, 07/07/02                                                                            4,000               4,000

+@ OKLAHOMA HFA
   S/F Housing RB TOBP (PT-360)
     1.37%, 07/07/02                                                                            6,860               6,860

+@ OKLAHOMA STATE STUDENT LOAN AUTHORITY
     RB Series 1996A
       1.30%, 07/07/02                                                                         32,580              32,580
     RB Series 1997A
       1.30%, 07/07/02                                                                         33,000              33,000
     RB Series 1998A
       1.30%, 07/07/02                                                                         33,100              33,100
     RB Series 2000A-4
       1.30%, 07/07/02                                                                         20,945              20,945

+@ TULSA, OKLAHOMA INDUSTRIAL AUTHORITY
     Hospital RB (YMCA of Greater Tulsa Project) Series 1999
     1.25%, 07/07/02                                                                            2,700               2,700
                                                                                                                  -------
                                                                                                                  174,295


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                         FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                          ($ X 1,000)         ($ X 1,000)
   OREGON  1.7%

+@ GILLIAM COUNTY, OREGON
   Solid Waste Disposal RB (Waste Management Project) Series 2000A
     1.40%, 07/07/02                                                                           10,000              10,000

   OREGON STATE
   TAN Series 2002A
     2.00%, 05/01/03                                                                          100,000             101,020

+@ OREGON STATE ECONOMIC DEVELOPMENT AUTHORITY
   RB (Kettle Foods Project) Series 186
     1.40%, 07/07/02                                                                            5,725               5,725
   RB (Pendleton Flour Mills Project) Series 1982
     1.40%, 07/07/02                                                                            5,330               5,330

+@ OREGON STATE ECONOMIC DEVELOPMENT COMMISSION
   Economic & IDRB
     1.25%, 07/07/02                                                                            4,100               4,100

   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
   S/F Mortgage RB Series 2001T
     2.12%, 11/14/02                                                                            2,165               2,165
   S/F Mortgage RB Series 2001U
     2.12%, 11/14/02                                                                            9,500               9,500
   S/F Mortgage RB Series 2002C
     1.67%, 02/06/03                                                                            9,000               9,000
   S/F Mortgage RB Series 2002E
     1.72%, 02/06/03                                                                            3,440               3,440

+@ PORT OF PORTLAND, OREGON
   Special Obligation RB (Portland Bulk Terminals, LLC Project)
     1.25%, 07/07/02                                                                           34,000              34,000

+@ PORTLAND, OREGON
   M/F Housing RB (Village of Lovejoy Fountain)
     1.40%, 07/07/02                                                                            7,000               7,000
                                                                                                                  -------
                                                                                                                  191,280

   PENNSYLVANIA  7.0%

+@ ALLEGHENY COUNTY, PENNSYLVANIA IDA
   RB (USX Corp. Project)
     1.35%, 07/07/02                                                                            1,900               1,900

+@ BLAIR COUNTY, PENNSYLVANIA IDA
   RB (Village of Pennsylvania State Project) Series 2002C
     1.29%, 07/07/02                                                                            5,000               5,000

+@ CAMBRIA COUNTY, PENNSYLVANIA IDA
   Resource Recovery RB (Cambria Cogen Co. Project)
     1.33%, 07/07/02                                                                           16,390              16,390
   Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A1
     1.30%, 07/07/02                                                                           74,700              74,700

+@ CLARION COUNTY, PENNSYLVANIA IDA
   Energy Development RB (Piney Creek Project)
     1.26%, 07/07/02                                                                           11,065              11,065

+@ DAUPHIN COUNTY, PENNSYLVANIA GENERAL AUTHORITY
   RB (Education & Health Loan Program) Series 1997
     1.31%, 07/07/02                                                                            8,280               8,280

+@ DELAWARE COUNTY, PENNSYLVANIA IDA
   RB (YMCA of Philadelphia Project) Series 1999
     1.35%, 07/07/02                                                                              605                 605

+@ DELAWARE RIVER PORT AUTHORITY OF PENNSYLVANIA & NEW JERSEY
   RB TOBP (PA-606)
     1.18%, 07/07/02                                                                            1,100               1,100

+@ DELAWARE VALLEY, PENNSYLVANIA REGIONAL FINANCE AUTHORITY
   Local Government RB TOB Series 2001J
     1.31%, 07/07/02                                                                           11,380              11,380

+@ EASTON, PENNSYLVANIA CITY SCHOOL DISTRICT
   GO 1.30%, 07/07/02                                                                           4,300               4,300

+o ERIE, PENNSYLVANIA CITY SCHOOL DISTRICT
   TOB Series 2001A
     1.45%, 07/10/02                                                                           24,645              24,645

+@ HARRISBURG, PENNSYLVANIA AUTHORITY
   RB 1.18%, 07/07/02                                                                           9,795               9,795


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                         FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                          ($ X 1,000)         ($ X 1,000)
+@ LANCASTER COUNTY, PENNSYLVANIA HOSPITAL AUTHORITY
   Health Center RB (Brethren Village Project)
       1.30%, 07/07/02                                                                            1,200               1,200
   Health Center RB (Masonic Homes Project)
     1.25%, 07/07/02                                                                           17,435              17,435

+@ LEBANON COUNTY, PENNSYLVANIA HEALTH FACILITIES AUTHORITY
   RB (ECC Retirement Village Project
     1.30%, 07/07/02                                                                            5,100               5,100

+@ MERCER COUNTY, PENNSYLVANIA
   GO TOB 1.31%, 07/07/02                                                                       7,700               7,700

+@ MONTGOMERY COUNTY, PENNSYLVANIA HIGHER EDUCATION & HEALTH AUTHORITY
   RB (Madlyn & Leonard Abramson Project)
     1.35%, 07/07/02                                                                            3,500               3,500

 + MONTGOMERY COUNTY, PENNSYLVANIA IDA
 @ School RB (Friends Central School Project)
     1.18%, 07/07/02                                                                            8,000               8,000
   Pollution Control TECP
     1.50%, 07/02/02                                                                           28,400              28,400
     1.30%, 07/08/02                                                                           27,000              27,000

+@ MONTGOMERY COUNTY, PENNSYLVANIA REDEVELOPMENT AUTHORITY
   M/F Housing RB (Brookside Manor Apartments) Series 2001A
     1.15%, 07/07/02                                                                            9,510               9,510
   M/F Housing RB (Kingswood Apartments Project) Series 2001A
     1.15%, 07/07/02                                                                            9,205               9,205
   M/F Housing Revenue Refunding Bond (Glenmore Assoc. Project) Series A
     1.35%, 07/07/02                                                                            3,250               3,250

 o NORTHAMTON COUNTY, PENNSYLVANIA GENERAL PURPOSE AUTHORITY
   RB TOB
     1.40%, 07/10/02                                                                            6,995               6,995

+@ PENNSYLVANIA CONVENTION CENTER AUTHORITY
   RB TOBP (PT-1224)
     1.27%, 07/07/02                                                                              400                 400

+@ PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
   Exempt Facilities RB (AMTrak Project) Series 2001B
     1.50%, 07/07/02                                                                            8,000               8,000
   Exempt Facilities RB (Reliant Energy Seward Project) Series 2001A
     1.45%, 07/07/02                                                                           31,500              31,500
   RB (Merck & Company West Point Project)
     1.30%, 07/07/02                                                                            7,100               7,100

+@ PENNSYLVANIA ENERGY DEVELOPMENT AUTHORITY
   RB (B&W Ebensburg Project) Series 1986
     1.30%, 07/07/02                                                                           19,845              19,845
   RB (Piney Creek Project) Series 1986A
     1.30%, 07/07/02                                                                           17,360              17,360
   RB (Piney Creek Project) Series 1986C
     1.30%, 07/07/02                                                                            3,000               3,000

 + PENNSYLVANIA HFA
 @ S/F Mortgage RB TOBP (PT-278) Series 1999-66A
     1.30%, 07/07/02                                                                              195                 195
 @ S/F Mortgage RB TOBP (PT-119A) Series 1997
     1.27%, 07/07/02                                                                              699                 699
 o TOB Series 1998Y
     1.60%, 11/07/02                                                                            9,495               9,495
 o TOB Series 1999U
     1.42%, 07/11/02                                                                           24,605              24,605
 @ TOBP (PA-909)
     1.30%, 07/07/02                                                                            2,995               2,995

+@ PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
   Student Loan RB Series 1988A
     1.30%, 07/07/02                                                                              800                 800
   Student Loan RB Series 1994A
     1.30%, 07/07/02                                                                            4,400               4,400
   Student Loan RB Series 1997A
     1.35%, 07/07/02                                                                           20,000              20,000
   Student Loan RB Series 1999A
     1.30%, 07/07/02                                                                            1,000               1,000

 + PENNSYLVANIA STATE
   Refunding GO 1.65%, 09/15/02                                                                 1,000               1,007


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS  Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
 @ TOBP (PA-1035R)
     1.60%, 07/07/02                                                                           14,995              14,995
 @ TOBP (PA-935)
     1.27%, 07/07/02                                                                           35,325              35,325

+@ PENNSYLVANIA STATE EDA
   Exempt Facilities RB (Reliant Energy Seward, LLC Project) Series 2002A
     1.30%, 07/07/02                                                                            3,000               3,000
   Exempt Facilities RB (Reliant Energy Seward, LLC Project) Series 2002B
     1.30%, 07/07/02                                                                           17,000              17,000

+@ PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
   Student Loan RB Series 2000A
     1.35%, 07/07/02                                                                           33,700              33,700
   Student Loan RB Series 2001A
     1.35%, 07/07/02                                                                           13,200              13,200
+@ PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
   RB (Ursinus College) 1.35%,
     07/07/02                                                                                   3,200               3,200

+@ PENNSYLVANIA STATE OF COMMONWEALTH
   TOB Series 1997C 1.33%,
     07/07/02                                                                                   1,000               1,000

+@ PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY
   RB (Parkland School District) Series 1999D
     1.30%, 07/07/02                                                                            6,900               6,900

+@ PENNSYLVANIA STATE TURNPIKE COMMISSION
   Turnpike RB Series 2001U
     1.25%, 07/07/02                                                                            8,275               8,275

+@ PENNSYLVANIA STATE UNIVERSITY
   RB Series 2001A
     1.24%, 07/07/02                                                                            5,000               5,000
   RB Series 2002A
     1.24%, 07/07/02                                                                            5,000               5,000

+@ PHILADELPHIA, PENNSYLVANIA
   Water & Waste RB Series 1997B
     1.25%, 07/07/02                                                                            5,910               5,910

+@ PHILADELPHIA, PENNSYLVANIA GAS WORKS
   RB TOBP (PA-877)
     1.20%, 07/07/02                                                                            5,995               5,995

+@ PHILADELPHIA, PENNSYLVANIA HOSPITALS & HIGHER EDUCATION FACILITIES
   AUTHORITY
   RB (Wills Eye Hospital Project)
     1.35%, 07/07/02                                                                           13,800              13,800

 + PHILADELPHIA, PENNSYLVANIA IDA
 o Airport RB TOB Series 1998A
     1.42%, 07/11/02                                                                           13,710              13,710
 @ IDRB (Girard Estate Facility Leasing Project)
     1.35%, 07/07/02                                                                           13,500              13,500
 @ RB (City Line Holiday Inn Project) Series 1996
     1.20%, 07/07/02                                                                            6,800               6,800
 @ RB (Girard Estate Aramark Project)
     1.35%, 07/07/02                                                                            4,700               4,700
+@ QUAKERTOWN, PENNSYLVANIA GENERAL AUTHORITY
   RB (Pooled Financing Program) Series A
     1.35%, 07/07/02                                                                           14,922              14,922
   RB Series 1998A
     1.35%, 07/07/02                                                                           12,890              12,890
+@ QUAKERTOWN, PENNSYLVANIA HOSPITAL AUTHORITY
   Hospital RB (Hospital Pooled Financing Group)
     1.35%, 07/07/02                                                                            9,300               9,300

+@ SCHUYLKILL COUNTY, PENNSYLVANIA IDA
   Resource Recovery RB (Gilberton Power Project) Series 1985
     1.25%, 07/07/02                                                                              495                 495

   TEMPLE UNIVERSITY OF THE COMMONWEALTH SYSTEM OF HIGHER EDUCATION,
   PENNSYLVANIA
   University Funding Obligation RB
     1.92%, 05/06/03                                                                           31,500              31,783

+@ WASHINGTON COUNTY, PENNSYLVANIA AUTHORITY
   Lease RB (Girard Estate Refunding Project) Series 1999
     1.35%, 07/07/02                                                                           37,960              37,960
   Municipal Facilities Lease RB Series 1995B-1
     1.30%, 07/07/02                                                                            8,100               8,100
                                                                                                                  -------
                                                                                                                  775,316


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
   PUERTO RICO  0.1%

   GOVERNMENT DEVELOPMENT BANK FOR PUERTO RICO
   TECP
     1.35%, 09/20/02                                                                            6,775               6,775

+@ PUERTO RICO COMMONWEALTH
   TOBP (PA-652)
     1.13%, 07/07/02                                                                            6,000               6,000

+@ PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
   Highway RB Series 1998A
     1.10%, 07/07/02                                                                              200                 200
   Revenue TOBP (PA-605)
     1.13%, 07/07/02                                                                            1,210               1,210
                                                                                                                  -------
                                                                                                                   14,185
   RHODE ISLAND  0.7%

+@ RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP.

   TOB Series 1999E
     1.38%, 07/07/02                                                                           19,020              19,020
+@ RHODE ISLAND STATE INDUSTRIAL FACILITIES CORP.

   IDRB (Greystone of Lincoln Project)
     1.50%, 07/07/02                                                                            2,400               2,400

 + RHODE ISLAND STATE STUDENT LOAN AUTHORITY

 @ Higher Education Loan RB Series 1995-1
     1.35%, 07/07/02                                                                           12,300              12,300
 @ Higher Education Loan RB Series 1996-2
     1.35%, 07/07/02                                                                           10,000              10,000
 @ Higher Education Loan RB Series 1996-3
     1.35%, 07/07/02                                                                           20,400              20,400
   RB
     1.80%, 06/01/03                                                                           19,000              19,000
                                                                                                                  -------
                                                                                                                   83,120

   SOUTH CAROLINA  0.7%

+@ BERKELEY COUNTY, SOUTH CAROLINA SCHOOL DISTRICT
   TOB Series 32A
     1.37%, 07/07/02                                                                           7,575               7,575

   CHARLESTON, SOUTH CAROLINA SCHOOL DISTRICT
   Refunding GO Series 2001B
     1.88%, 02/01/03                                                                           11,280              11,480

+@ GREENVILLE, SOUTH CAROLINA COUNTY & CITY
   IDRB (Stevens Aviation Technology Services Project)
     1.40%, 07/07/02                                                                            3,500               3,500

+@ SOUTH CAROLINA ECONOMIC DEVELOPMENT AUTHORITY
   Hospital Facility RB (Sanders Brothers Construction Project)
     1.40%, 07/07/02                                                                            1,400               1,400

+@ SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
   IDRB (Electric City Printing Project)
     1.40%, 07/07/02                                                                            2,200               2,200
   RB (Thomas & Betts Corp. Project)
     1.40%, 07/07/02                                                                            3,250               3,250

+@ SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
   M/F Housing RB (Ashley Apartments Project) Series 1999
     1.35%, 07/07/02                                                                            4,300               4,300
   M/F Rental Housing RB (Peidmont) Series 2000B-1
     1.35%, 07/07/02                                                                            5,755               5,755
   M/F Rental Housing RB (Spartanburg) Series 2000C-1
     1.35%, 07/07/02                                                                            1,960               1,960
   M/F Rental Housing Revenue Refunding Bond (Fairway Project) Series 2001A
     1.30%, 07/07/02                                                                            7,735               7,735

+@ SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE
   RB TOB Series 1999A
     1.33%, 07/07/02                                                                           22,610              22,610

+@ SPARTANBURG COUNTY, SOUTH CAROLINA IDA
   RB (Bemis, Inc.)
     1.30%, 07/07/02                                                                            4,750               4,750
                                                                                                                  -------
                                                                                                                   76,515

   SOUTH DAKOTA  0.5%

+@ SOUTH DAKOTA HDA
   Homeownership Mortgage RB Series 2001F
     1.40%, 07/07/02                                                                           20,000              20,000


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                          FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                           ($ X 1,000)         ($ X 1,000)
   M/F Housing RB (Harmon Apartments Project)
     1.40%, 07/07/02                                                                            6,500               6,500

+@ SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
   RB (McKenna Hospital) Series 1994
     1.35%, 07/07/02                                                                           27,535              27,535
                                                                                                                    -------
                                                                                                                     54,035

   TENNESSEE  2.2%

+@ BRISTOL, TENNESSEE HEALTH & EDUCATIONAL FACILITIES BOARD
   RB (Kings College Project)
     1.25%, 07/07/02                                                                            7,650               7,650

+@ CHATTANOOGA, TENNESSEE HEALTH EDUCATION & HOUSING FACILITY BOARD
   RB (Baylor School Project)
     1.25%, 07/07/02                                                                            2,035               2,035

+@ FRANKLIN COUNTY, TENNESSEE
   IDRB (Hi-Tech Project) Series 1997
     1.40%, 07/07/02                                                                            5,200               5,200

+@ GRUNDY COUNTY, TENNESSEE IDB
   Limited Obligation RB (Toyo Seat USA Corp. Project)
     1.55%, 07/07/02                                                                            4,500               4,500

+@ HENDERSONVILLE, TENNESSEE IDB
   Industrial Development & Improvement Revenue Refunding Bond (Betty
   Machinery Co. Project)
     1.35%, 07/07/02                                                                            5,500               5,500

+@ HUNTINGDON, TENNESSEE IDB
   IDRB (Associated Rubber Co. Project) Series 1999
     1.35%, 07/07/02                                                                            2,500               2,500

+@ JACKSON COUNTY, TENNESSEE
   Solid Waste Facilities IDRB (Ameristeel Corp. Project)
     1.35%, 07/07/02                                                                            3,800               3,800

+@ MCMINN COUNTY, TENNESSEE IDB
   Solid Waste Disposal RB (Bowater, Inc. Project)
     1.35%, 07/07/02                                                                           13,500              13,500

 + MEMPHIS-SHELBY COUNTY, TENNESSEE AIRPORT AUTHORITY
   Airport Revenue Refunding Bond Series 1997A
     1.75%, 02/15/03                                                                            2,405               2,460

   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY, TENNESSEE, HEALTH &
   EDUCATIONAL FACILITIES BOARD
   RB (Ascension Health Credit) Series B-1
     1.60%, 07/28/03                                                                           20,000              20,000

+@ METROPOLITAN NASHVILLE & DAVIDSON COUNTY, TENNESSEE IDB
   IDRB (Bind Technologies, Inc.)
     1.35%, 07/07/02                                                                            3,350               3,350
   M/F Housing IDRB (Arbor Crest) Series 1985B
     1.25%, 07/07/02                                                                           12,550              12,550
   M/F Housing IDRB (Arbor Knoll) Series 1985A
     1.25%, 07/07/02                                                                            1,000               1,000

+@ SEVIER COUNTY, TENNESSEE PUBLIC BUILDING AUTHORITY
   Local Government Public Improvement Bond Series 1995C1
     1.25%, 07/07/02                                                                            4,815               4,815
   Local Government Public Improvement Bond Series 1995E3
     1.25%, 07/07/02                                                                            1,345               1,345
   Local Government Public Improvement Bond Series 1996D1
     1.25%, 07/07/02                                                                            2,245               2,245
   Local Government Public Improvement Bond Series 1996E4
     1.25%, 07/07/02                                                                            2,685               2,685
   Local Government Public Improvement Bond Series 1996F1
     1.25%, 07/07/02                                                                            9,000               9,000
   Local Government Public Improvement Bond Series 1996F2
     1.25%, 07/07/02                                                                            6,945               6,945
   Local Government Public Improvement Bond Series 1996G
     1.25%, 07/07/02                                                                            5,760               5,760
   Local Government Public Improvement Bond Series 1997I-A1
     1.25%, 07/07/02                                                                           10,000              10,000
   Local Government Public Improvement Bond Series II-C
     1.25%, 07/07/02                                                                              900                 900


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
   Local Government Public Improvement Bond Series III-C1
     1.25%, 07/07/02                                                                            9,330               9,330

   SHELBY COUNTY, TENNESSEE HEALTH EDUCATION & HOUSING BOARD
   RB TECP (Baptist Memorial Hospital Project)
     1.35%, 07/08/02                                                                           29,000              29,000

+@ SHELBY COUNTY, TENNESSEE HEALTH, EDUCATION & HOUSING FACILITIES BOARD
   Educational Facilities RB (Rhodes College)
     1.25%, 07/07/02                                                                            9,900               9,900
   M/F Housing RB Series 1997A
     1.40%, 07/07/02                                                                            5,000               5,000

+@ SUMNER COUNTY, TENNESSEE HEALTH, EDUCATION & HOUSING FACILITIES BOARD
   RB (Hospital Alliance Pooled Program) Series 1999A
     1.38%, 07/07/02                                                                            2,900               2,900

+@ TENNESSEE HDA
   Mortgage Finance TOB Series 1997K
     1.38%, 07/07/02                                                                            2,740               2,740
   RB TOB Series 2001H
     1.36%, 07/07/02                                                                            7,260               7,260

+@ TENNESSEE VOLUNTEER STATE STUDENT LOAN FUNDING CORP.
   RB Series 1987A
     1.30%, 07/07/02                                                                           15,000              15,000
   RB Series 1987A-2
     1.30%, 07/07/02                                                                            3,100               3,100
   RB Series 1997A-3
     1.30%, 07/07/02                                                                           36,800              36,800
                                                                                                                  -------
                                                                                                                  248,770
   TEXAS  10.2%

+@ AMARILLO, TEXAS HEALTH FACILITIES CORP.
   Hospital RB (High Plains Baptist Hospital) Series 1985
     1.45%, 07/07/02                                                                            3,000               3,000
   Revenue Refunding Bond
     1.40%, 07/07/02                                                                            3,155               3,155

+@ AUSTIN, TEXAS PUBLIC IMPROVEMENT TOB
     1.33%, 07/07/02                                                                            6,000               6,000

+@ AUSTIN, TEXAS WATER & WASTEWATER SYSTEMS
   RB TOB Series A63
     1.37%, 07/07/02                                                                            6,425               6,425

+@ BEXAR COUNTY, TEXAS HEALTH FACILITIES DEVELOPMENT CORP.
   RB (Chandler Memorial Home Project) Series 1995
     1.32%, 07/07/02                                                                            4,175               4,175

+@ BROWNSVILLE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT CORP.
   Revenue Refunding Bond (Rich Seapak Corp. Project)
     1.35%, 07/07/02                                                                            3,750               3,750

+@ CALHOUN COUNTY, TEXAS NAVIGATION DISTRICT
   Solid Waste Disposal RB (Formosa Plastics Corp. Project)
     1.35%, 07/07/02                                                                           14,500              14,500

+@ CAPITAL INDUSTRIAL DEVELOPMENT CORP., TEXAS
   Solid Waste Disposal RB (Texas Disposal System, Inc. Project)
     1.35%, 07/07/02                                                                            4,900               4,900

+@ COLLIN COUNTY, TEXAS HFA
   M/F Housing RB (Huntington Apartments Project)
     1.38%, 07/07/02                                                                            6,150               6,150

+@ DALLAS FORT WORTH, TEXAS INTERNATIONAL AIRPORT
   RB TOBP (PA-678)
     1.40%, 07/07/02                                                                            7,045               7,045

+  DALLAS, TEXAS WATER WORKS & SEWER SYSTEM
   TECP
     1.35%, 07/10/02                                                                            5,000               5,000
     1.65%, 07/10/02                                                                           15,122              15,122

+@ DENTON, TEXAS UTILITY SYSTEMS
   RB TOB Series 369
     1.31%, 07/07/02                                                                            5,230               5,230


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS  Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
+@ EAGLE, TEXAS TEXAS A&M BOARD OF REGENTS PERMANENT UNIVERSITY FUND
   TOB 1.33%, 07/07/02                                                                         28,445              28,445

+@ EL PASO, TEXAS
   Water & Sewer RB TOB Series 1999
     1.38%, 07/07/02                                                                           12,415              12,415
+@ EULESS, TEXAS IDA
   RB (Ferguson Enterprises, Inc. Project)
     1.30%, 07/07/02                                                                            4,950               4,950

+@ GRAND PRAIRIE, TEXAS IDA
   IDRB (NTA Leasing Co. Project) Series 1994
     1.40%, 07/07/02                                                                            1,625               1,625

 = GRAPEVINE COLLEYVILLE INDEPENDENT SCHOOL DISTRICT, TEXAS
   TRAN 1.63%, 06/30/03

 + GRAPEVINE, TEXAS INDUSTRIAL DEVELOPMENT CORP.
     Airport RB (Singer County Project)
       2.00%, 04/01/03
                                                                                               18,975              18,975
 + GREATER EAST TEXAS HIGHER EDUCATION AUTHORITY
 @ Student Loan RB Series 1992A
     1.27%, 07/07/02                                                                            7,500               7,500
   Student Loan RB Series 1992B
 @   1.32%, 07/07/02                                                                           30,200              30,200
     2.75%, 07/01/02                                                                           14,000              14,000
 @ Student Loan RB Series 1993A
     1.32%, 07/07/02                                                                           48,150              48,150
 @ Student Loan RB Series 1993B 1
     1.32%, 07/07/02                                                                           32,000              32,000
   Student Loan RB Series 1995B
     2.75%, 07/01/02                                                                           10,000              10,000
 + GREATER EAST TEXAS STUDENT LOAN CORP.
   Student Loan RB Series 1996A
     1.32%, 07/07/02                                                                           56,000              56,000

+@ GUADALUPE BLANCO RIVER AUTHORITY, TEXAS
   Pollution Control Revenue Refunding Bond (Central Power & Light Co.
     Project)
     1.80%, 07/01/02                                                                            2,000               2,000

+@ GULF COAST, TEXAS IDA
   RB (Gruma Corp. Project)
     1.35%, 07/07/02                                                                            6,440               6,440

+@ GULF COAST, TEXAS WASTE DISPOSAL AUTHORITY
   Pollution Control Revenue Refunding Bond (Amoco Oil Co. Project)
     1.75%, 07/01/02                                                                            1,500               1,500
   HARRIS COUNTY, TEXAS TAN
     1.94%, 02/28/03                                                                           40,000              40,342

 + HARRIS COUNTY, TEXAS FLOOD CONTROL DISTRICT
     TECP
     1.55%, 09/11/02                                                                            1,700               1,700
     1.75%, 09/11/02                                                                            1,010              10,100
     1.40%, 10/07/02                                                                           18,100              18,100

+@ HARRIS COUNTY, TEXAS HEALTH FACILITY DEVELOPMENT CORP. TOB
     1.33%, 07/07/02                                                                           14,850              14,850

+@ HARRIS COUNTY, TEXAS HOUSING FINANCE CORP.
   M/F Housing RB (Dominion Square Apartments Project)
     1.38%, 07/07/02                                                                            3,245               3,245

+@ HARRIS COUNTY, TEXAS HOUSTON SPORTS AUTHORITY
   Special Jr. Lien RB (Rodeo Project) Series 2001C
     1.25%, 07/07/02                                                                            2,000               2,000

 + HARRIS COUNTY, TEXAS TOLL ROAD
   Prerefunded RB Series 1992A
     1.68%, 08/15/02                                                                            3,005               3,083

 + HOUSTON, TEXAS
   Airport System RB Series 1998B
     1.78%, 07/01/03                                                                            2,900               2,992

+@ HOUSTON, TEXAS PUBLIC IMPROVEMENT
   Revenue Refunding Bond TOB Series 1998A
     1.33%, 07/07/02                                                                           21,655              21,655

+@ HOUSTON, TEXAS WATER & SEWER SYSTEM
   RB TOB Series 2202F
     1.31%, 07/07/02                                                                            6,530               6,530


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
+@ KATY, TEXAS INDEPENDENT SCHOOL DISTRICT
   Unlimited Tax School Building TOB Series 2000A
     1.33%, 07/07/02                                                                           10,145              10,145

+@ LAVACA-NAVIDAD RIVER AUTHORITY, TEXAS WATER SUPPLY SYSTEM CONTRACT
   RB (Formosa Plastics Corp. Project)
     1.40%, 07/07/02                                                                           13,600              13,600

+@ LOWER COLORADO RIVER AUTHORITY, TEXAS
   Revenue Refunding Bond TOB Series 1999A
     1.33%, 07/07/02                                                                           10,770              10,770

+@ LUBBOCK, TEXAS EDUCATIONAL FACILITIES AUTHORITY
   RB (Lubbock Christian University Project)
     1.30%, 07/07/02                                                                            6,400               6,400

+@ MANSFIELD, TEXAS INDUSTRIAL DEVELOPMENT CORP.
   RB (Southern Champion Tray Project) Series 1999
     1.35%, 07/07/02                                                                            2,800               2,800

+@ MATAGORDA COUNTY, TEXAS NAVIGATION DISTRICT NO. 1
   RB Merlots TOB Series 2001A44
     1.42%, 07/07/02                                                                           19,385              19,385

+@ MONTGOMERY COUNTY, TEXAS INDUSTRIAL DEVELOPMENT CORP.
   IDRB (Houston Area Research Center Project)
     1.40%, 07/07/02                                                                            6,600               6,600

+@ NORTH TEXAS HIGHER EDUCATION AUTHORITY
   Income Tax Student Loan RB Series 1996C
     1.30%, 07/07/02                                                                            5,600               5,600
   Income Tax Student Loan RB Series 2000A
     1.30%, 07/07/02                                                                           43,000              43,000
   Income Tax Student Loan RB Series 2001A
     1.30%, 07/07/02                                                                           13,405              13,405
   Income Tax Student Loan Revenue Refunding Bond
     1.30%, 07/07/02                                                                           40,700              40,700
   Income Tax Student Loan Revenue Refunding Bond
     (Texas Student Loan Project)
     1.30%, 07/07/02                                                                            9,000               9,000
   Income Tax Student Loan Revenue Refunding Bond Series 1987A
     1.33%, 07/07/02                                                                           87,750              87,750
   Income Tax Student Loan Revenue Refunding Bond Series 1996A
     1.30%, 07/07/02                                                                            8,600               8,600
   Income Tax Student Loan Revenue Refunding Bond Series 1996B
     1.30%, 07/07/02                                                                            4,000               4,000
   Income Tax Student Loan Revenue Refunding Bond Series 1996D
     1.30%, 07/07/02                                                                            4,000               4,000

+@ PANHANDLE PLAINS, TEXAS HIGHER EDUCATION AUTHORITY
   Student Loan RB Series 1992A
     1.30%, 07/07/02                                                                           15,500              15,500
   Student Loan RB Series 1992A1
     1.30%, 07/07/02                                                                            2,400               2,400
   Student Loan RB Series 1993A
     1.30%, 07/07/02                                                                           13,700              13,700
   Student Loan RB Series 1995A
     1.30%, 07/07/02                                                                           10,600              10,600
   Student Loan RB Series 1997X
     1.30%, 07/07/02                                                                           19,300              19,300

+@ ROBERTSON COUNTY, TEXAS INDUSTRIAL DEVELOPMENT CORP.
   IDRB (Sanderson Farms Project) Series 1995
     1.45%, 07/07/02                                                                            3,700               3,700

+@ SAN ANTONIO, TEXAS IDA
   IDRB (Gruma Corp. Project)
     1.35%, 07/07/02                                                                            4,095               4,095

+@ SOUTHEAST TEXAS HOUSING FINANCE CORP.
   TOBP (PT-165) 1.37%, 07/07/02                                                               10,825              10,825
   TOBP (PT-193) 1.37%, 07/07/02                                                               11,010              11,010

+@ TEXAS CAPITAL HEALTH FACILITIES DEVELOPMENT CORP.
   RB (Island On Lake Travis, Ltd. Project)
     1.30%, 07/07/02                                                                            8,500               8,500

+@ TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS
   Residential Meeting RB TOB Series 1999C
     1.38%, 07/07/02                                                                           14,950              14,950

+@ TEXAS MUNICIPAL GAS CORP.
   Gas Reserve Senior Lien RB
     1.25%, 07/07/02                                                                           15,940              15,940


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                              FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                               ($ X 1,000)         ($ X 1,000)
   TEXAS STATE
+@ Revenue Refunding Bond (Veterans Housing Assistance Fund) Series 1995
     1.20%, 07/07/02                                                                            9,985               9,985
   TRAN Series 2001A-L32
     2.50%, 08/29/02                                                                          152,000             152,299

   TEXAS STATE COLLEGE STUDENT LOAN
   GO 2.58%, 08/01/02                                                                           5,720               5,733

+@ TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS
   M/F Housing RB (Creek Point Apartments Project)
     1.35%, 07/07/02                                                                            7,200               7,200

+@ TEXAS STATE PUBLIC FINANCE AUTHORITY
   GO Refunding TOBP Series 290
     1.31%, 07/07/02                                                                            8,660               8,660

+@ TRINITY RIVER AUTHORITY, TEXAS
   Solid Waste Disposal RB (Community Waste Project)
     1.40%, 07/07/02                                                                            6,605               6,605

+@ UNIVERSITY OF TEXAS
   Revenue TOB Series 2002II-R-173
     1.33%, 07/07/02                                                                            5,000               5,000

   UNIVERSITY OF TEXAS BOARD OF REGENTS
   TECP (Permanent University Fund)
     1.40%, 10/15/02                                                                           16,800              16,800

+@ WACO, TEXAS EDUCATIONAL FINANCE CORP.
   RB (Baylor University) Series 2002A
     1.25%, 07/07/02                                                                           10,000              10,000
                                                                                                                ---------
                                                                                                                1,135,585

   UTAH  2.8%

+@ INTERMOUNTAIN POWER AGENCY, UTAH
   Power Supply TOB Series 1997B
     1.31%, 07/07/02                                                                           16,495              16,495
   Power Supply TOB Series 409
     1.31%, 07/07/02                                                                           15,330              15,330

+@ SALT LAKE CITY, UTAH
   RB (Rowland Hall St. Marks Project)
     1.25%, 07/07/02                                                                            9,515               9,515

+@ SALT LAKE CITY, UTAH AIRPORT
   RB 1.35%, 07/07/02                                                                          10,000              10,000

+@ SALT LAKE CITY, UTAH HOSPITAL
   RB TOB (IHC Health Services)
     1.33%, 07/07/02                                                                           26,730              26,730

+@ SALT LAKE CITY, UTAH SPECIAL FACILITIES
   Revenue Refunding Bond
     (Delta Airlines, Inc. Project)
     1.40%, 07/07/02                                                                           23,510              23,510

+@ UTAH STATE
   TOBP (PT-429) 1.30%, 07/07/02                                                               31,085              31,085

+@ UTAH STATE BOARD OF REGENTS
   Student Loan RB Series 1993A
     1.25%, 07/07/02                                                                           35,000              35,000
   Student Loan RB Series 1995L
     1.25%, 07/07/02                                                                           77,500              77,500
   Student Loan RB Series 1997R
     1.25%, 07/07/02                                                                           26,355              26,355

+@ UTAH STATE BUILDING OWNERSHIP AUTHORITY
   Lease Revenue Refunding Bond TOB Series 1998C
     1.33%, 07/07/02                                                                            9,695               9,695

+@ UTAH STATE FACILITIES SYSTEM
     Revenue Refunding Bond TOB Series 1998A
     1.33%, 07/07/02                                                                           30,060              30,060

+@ WOODS CROSS CITY, UTAH
   M/F Housing RB (Springwood Apartments Project) Series 2001-A
     1.25%, 07/07/02                                                                            3,605               3,605
                                                                                                                  -------
                                                                                                                  314,880

   VERMONT  0.2%

+@ VERMONT ECONOMIC DEVELOPMENT AUTHORITY
   IDRB (AGRI Mark, Inc. Project) Series 1999A
     1.45%, 07/07/02                                                                           17,000              17,000
   IDRB (AGRI Mark, Inc. Project) Series 1999B
     1.45%, 07/07/02                                                                            1,000               1,000


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
+@ VERMONT STATE EDUCATION & HEALTH BUILDINGS FINANCE AGENCY
   RB (Hospital Fletcher Allen Medical Center) Series 2000B
     1.25%, 07/07/02                                                                            5,000               5,000
                                                                                                                  -------
                                                                                                                   23,000
   VIRGINIA  0.8%

+@ CHESTERFIELD COUNTY, VIRGINIA IDA
   Solid Waste Disposal Facility RB (Tidewater Fibre Corp. Project)
     1.35%, 07/07/02                                                                            7,500               7,500

+@ KING GEORGE COUNTY, VIRGINIA IDA
   Solid Waste Disposal Facility RB (Garnet of Virginia Project) Series 1996
     1.35%, 07/07/02                                                                            3,700               3,700

+@ LOUDOUN COUNTY, VIRGINIA
   IDRB (Electronic Instrumentation Project)
     1.40%, 07/07/02                                                                            2,260               2,260

 + MECKLENBURG COUNTY, VIRGINIA IDA
   Exempt Facility Revenue Refunding Bond (UAE, LP Project)
     1.40%, 09/26/02                                                                            7,500               7,500

+@ METROPOLITAN WASHINGTON, D.C. AIRPORTS AUTHORITY, VIRGINIA
   Putters Revenue TOB, Series 240
     1.36%, 07/07/02                                                                            6,900               6,900

+@ MONTGOMERY COUNTY, VIRGINIA IDA
   RB (Virginia Tech Foundation Project)
     1.25%, 07/07/02                                                                            4,820               4,820
   RB (Virginia Tech Foundation) Series 2001A
     1.25%, 07/07/02                                                                            9,700               9,700
   RB (Virginia Tech Foundation) Series 2001B
     1.38%, 07/07/02                                                                            1,840               1,840

+@ NORFOLK, VIRGINIA PACKAGE SYSTEM
   Revenue Refunding Bond TOB
     1.33%, 07/07/02                                                                            9,450               9,450

+@ PORTSMOUTH, VIRGINIA  REDEVELOPMENT & HOUSING AUTHORITY
   M/F Housing RB (Churchland North Apartments Project)
     1.35%, 07/07/02                                                                            6,855               6,855

+@ RICHMOND, VIRGINIA IDA
     Educational Facilities RB
     1.25%, 07/07/02                                                                           10,000              10,000

+@ STAUNTON, VIRGINIA
   IDRB ( Diebold, Inc. - Staunton Project) Series 1997
     1.35%, 07/07/02                                                                            2,835               2,835

+@ VIRGINIA BEACH, VIRGINIA DEVELOPMENT AUTHORITY
   M/F Housing RB (Silver Hill at Thalia, LLC Project) Series 1999
     1.35%, 07/07/02                                                                            4,350               4,350

   VIRGINIA STATE HDA
   Commonwealth Mortgage RB Series 2001I-1
     1.90%, 07/01/02                                                                            6,825               6,825
+@ Commonwealth Mortgage RB
     TOB Series 2000CC
     1.42%, 07/07/02                                                                              280                 280
 o Commonwealth Mortgage RB
   TOBP (PA-818) Series 2001R
     1.50%, 08/15/02                                                                            6,395               6,395
                                                                                                                  -------
                                                                                                                   91,210

   WASHINGTON  4.3%

+@ ALGONA, WASHINGTON ECONOMIC DEVELOPMENT CORP.
   IDRB (Aitchison Family Partnership Project)
     1.35%, 07/07/02                                                                            2,530               2,530

+@ DOUGLAS COUNTY, WASHINGTON ECONOMIC DEVELOPMENT CORP.
   RB (Executive Flight Program)
     1.35%, 07/07/02                                                                            6,500               6,500

+@ ENERGY NORTHWEST WASHINGTON
   Electric Revenue TOBP (PT-615)
     1.30%, 07/07/02                                                                           16,230              16,230

+@ EVERETT, WASHINGTON IDA
   RB (Partners Trust/Synsor Project) Series 1996
     1.40%, 07/07/02                                                                            4,100               4,100
+@ EVERETT, WASHINGTON INDUSTRIAL DEVELOPMENT CORP.
   Exempt Facilities RB (Kimberly Clark Project)
     1.41%, 07/07/02                                                                            3,200               3,200

   KING COUNTY, WASHINGTON
   BAN 2.16%, 10/01/02                                                                         40,000              40,107
+@ TOB Series 215
     1.31%, 07/07/02                                                                           14,995              14,995


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
+@ OLYMPIA, WASHINGTON ECOMOMIC DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB (Lemay Enterprises Project)
     1.40%, 07/07/02                                                                            8,160               8,160

+@ PIERCE COUNTY, WASHINGTON ECONOMIC DEVELOPMENT CORP.
   RB (Flex-A-Lite Consolidated Project)
     1.40%, 07/07/02                                                                            2,700               2,700
   RB (K & M Holdings II Project) Series 1997
     1.75%, 07/07/02                                                                            1,500               1,500
   RB (McFarland Cascade Project)
     1.50%, 07/07/02                                                                            2,000               2,000
   RB (Solid Waste Lemay Enterprises Project)
     1.40%, 07/07/02                                                                            3,500               3,500

+@ PIERCE COUNTY, WASHINGTON SCHOOL DISTRICT NO. 10
   GO TOB
     1.33%, 07/07/02                                                                           43,655              43,655

+@ PORT CENTRALIA, WASHINGTON IDB
   Solid Waste Disposal RB (Lemay Enterprises Project)
     1.40%, 07/07/02                                                                            2,200               2,200

+@ PORT MOSES LAKE, WASHINGTON PUBLIC CORP.
   RB (Moses Lake Industrial Project) Series 1995
     1.40%, 07/07/02                                                                            3,000               3,000
   RB (National Frozen Foods Corp.)
     1.30%, 07/07/02                                                                            4,600               4,600

+@ PORT OF SEATTLE, WASHINGTON
   Special Facilities RB TOB Series 1999J
     1.42%, 07/07/02                                                                           49,795              49,795
   TOBP (PA-759R)
     1.37%, 07/07/02                                                                            5,100               5,100

+@ SEATTLE, WASHINGTON HDA
   RB (Capitol Hill Housing Improvement & HRG Project)
     1.40%, 07/07/02                                                                            3,635               3,635
   RB (Casa Pacifica Apartments Project) Series 1997
     1.40%, 07/07/02                                                                            3,050               3,050

+@ SPOKANE COUNTY, WASHINGTON INDUSTRIAL DEVELOPMENT CORP.
   RB (Metal Sales Manufacturing Corp. Project)
     1.53%, 07/07/02
                                                                                                1,575               1,575
+@ TACOMA, WASHINGTON HOUSING AUTHORITY
   RB (Crown Assisted Living Project)
     1.35%, 07/07/02                                                                            3,390               3,390

+@ WASHINGTON HEALTH CARE FACILITIES AUTHORITY
   RB (Yakima Valley Farm Workers Clinic) Series 1997
     1.30%, 07/07/02                                                                            3,400               3,400

   WASHINGTON STATE
+@ GO TOB
     1.33%, 07/07/02                                                                           13,380              13,380
+@ GO TOB Series B
     1.33%, 07/07/02                                                                           30,485              30,485
   Refunding GO Series 2001A
     2.61%, 09/01/02                                                                           28,045              28,133
+@ Various Purpose GO TOB Series 1998C
     1.33%, 07/07/02                                                                           12,150              12,150

+@ WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
   ACES RB (Tank Project) Series 1998B
     1.50%, 07/07/02                                                                            1,330               1,330
   IDRB (Tonkin Building) Series 1997A
     1.50%, 07/07/02                                                                            1,000               1,000
   RB (Hunter Douglas Project) Series 1997A
     1.35%, 07/07/02                                                                            3,500               3,500
   RB (Skills, Inc Project)
     1.35%, 07/07/02                                                                            3,120               3,120
   Solid Waste Disposal RB (Waste Management Project) Series 2000H
     1.40%, 07/07/02                                                                            6,825               6,825
   Solid Waste Disposal RB (Waste Management Project) Series 2000I
     1.40%, 07/07/02                                                                            5,415               5,415
   Solid Waste Disposal RB (Waste Management Project) Series 2000L
     1.40%, 07/07/02                                                                            7,235               7,235
   Solid Waste Disposal RB (Waste Management Project) Series 2001C
     1.40%, 07/07/02                                                                            5,500               5,500
   RB (Hamilton Materials Project)
     1.35%, 07/07/02                                                                            3,700               3,700

+@ WASHINGTON STATE ENERGY
   Northwest Eagle TOB
     1.33%, 07/07/02                                                                           29,700              29,700

+@ WASHINGTON STATE HFA
   M/F Housing Mortgage RB (Brittany Park Phase 3 Project)
     1.40%, 07/07/02                                                                            3,480               3,480


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                                                           FACE VALUE          MKT. VALUE
   RATE, MATURITY                                                                            ($ X 1,000)         ($ X 1,000)
   M/F Housing Mortgage RB (Canyon Lake II) Series 1993A
       1.55%, 07/07/02                                                                            4,505               4,505
   M/F Housing Mortgage RB (Lake Washington Apartments Project) Series 1996
       1.40%, 07/07/02                                                                            8,450               8,450
   M/F Housing Mortgage RB (Meridian Court Apartments) Series 1996
       1.35%, 07/07/02                                                                            6,700               6,700
   M/F Housing Mortgage RB (Merrill Gardens Project) Series 1997A
       1.35%, 07/07/02                                                                            3,725               3,725
   M/F Housing Mortgage RB (Rosecreek Apartments Project)
       1.40%, 07/07/02                                                                            3,570               3,570
   M/F Housing Mortgage RB (Woodrose Apartment Project) Series 1999A
       1.35%, 07/07/02                                                                            6,750               6,750

+@ WASHINGTON STATE HOUSING FINANCE COMMISSION
   M/F Housing RB (Carlyle Care Center Project) Series 2000A
       1.95%, 07/01/02                                                                            3,055               3,055
   M/F Housing RB (Lakewood Meadows Apartments Project) Series 2000A
       1.45%, 07/07/02                                                                            3,140               3,140
   Non-Profit Housing RB (Emerald Heights Project) Series 1990
       1.85%, 07/01/02                                                                            1,800               1,800
   TOBP (PT-636)
       1.40%, 07/07/02                                                                           17,975              17,975

 + WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
   RB (Nuclear Project No. 2) Series 1992A
       1.58%, 07/01/02                                                                            4,330               4,416
       1.76%, 07/01/02                                                                            5,880               5,998
   Revenue Refunding Bond (Nuclear Project No. 1) Series 1992A
       2.68%, 07/01/02                                                                            5,300               5,406

+@ YAKAMA INDIAN NATION, WASHINGTON CONFEDERATED TRIBES & BANDS
   RB (Yakama Forests Products Project)
       1.40%, 07/07/02                                                                            4,300               4,300

+@ YAKIMA COUNTY, WASHINGTON PUBLIC CORP.
   IDRB (Cowiche Growers Project)
       1.35%, 07/07/02                                                                            3,200               3,200
   RB (Hi-Country Foods Project)
       1.40%, 07/07/02                                                                            6,300               6,300
   RB (Michaelson Packaging Project)
       1.40%, 07/07/02                                                                            2,600               2,600
   RB (Printing Press Project)
       1.40%, 07/07/02                                                                            1,500               1,500
                                                                                                                    -------
                                                                                                                    477,265
   WEST VIRGINIA  0.6%

+@ FAYETTE COUNTY, WEST VIRGINA SOLID WASTE DISPOSAL FACILITIES
   RB (Georgia-Pacific Corp. Project) Series 1995
       1.35%, 07/07/02                                                                           11,100              11,100

+@ MARION COUNTY, WEST VIRGINIA SOLID WASTE DISPOSAL FACILITIES
   RB (Grant Town Project) Series 1990B
       1.30%, 07/07/02                                                                           23,025              23,025
   RB (Grant Town Project) Series 1990C
       1.30%, 07/07/02                                                                           19,900              19,900
   RB (Grant Town Project) Series 1990D
       1.30%, 07/07/02                                                                            3,800               3,800

+@ WEST VIRGINIA SCHOOL BUILDING AUTHORITY
   RB TOBP (PA-914)
       1.30%, 07/07/02                                                                            5,400               5,400

+@ WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY
   RB (St. Joseph's Hospital Project) Series 1987
       1.32%, 07/07/02                                                                            1,600               1,600
                                                                                                                    -------
                                                                                                                     64,825
   WISCONSIN  1.2%

+@ CARLTON, WISCONSIN
   Pollution Control RB (Wisconsin Power & Light Co. Project)
       1.45%, 07/07/02                                                                            5,800               5,800

+@ CHILTON, WISCONSIN
   IDRB (Kaytee Products, Inc. Project) Series 1995
       1.55%, 07/07/02                                                                              715                 715


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

ISSUER
SECURITY TYPE, PROJECT, SERIES,                                                              FACE VALUE          MKT. VALUE
RATE, MATURITY                                                                               ($ X 1,000)         ($ X 1,000)
+@ COLBURN, WISCONSIN
   IDRB (Heartland Farms Project) Series 1994
     1.55%, 07/07/02                                                                              5,900               5,900

+@ GRAFTON, WISCONSIN
   IDRB (Milwaukee Sign Co. Project)
     1.55%, 07/07/02                                                                                690                 690

+@ KENOSHA, WISCONSIN
   IDRB (Asyst Tech, LLC Project)
     1.35%, 07/07/02                                                                              5,000               5,000

+@ LAC DU FLAMBEAU, BAND OF LAKE SUPERIOR, WISCONSIN CHIPPEWA INDIANS
   Special Obligation Bond (Simpson Electric Co. Project) Series 1985
     1.40%, 07/07/02                                                                              3,400               3,400

+@ RAPIDS CITY, WISCONSIN
   IDRB (Theile Kaolin of Wisconsin, Inc. Project) Series 1998
     1.35%, 07/07/02                                                                              4,500               4,500

+@ RHINELANDER, WISCONSIN
   IDRB (Lake Shore, Inc. Project)
     1.55%, 07/07/02                                                                              3,820               3,820

+@ SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
   Sales Tax RB TOB Series 2000Y
     1.37%, 07/07/02                                                                              5,000               5,000

+@ WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY
   Home Ownership RB Series 2002C
     1.20%, 07/07/02                                                                              3,000               3,000
   Home Ownership RB Series 2002D
     1.30%, 07/07/02                                                                              3,000               3,000
   Home Ownership RB TOB Series 1999R
     1.35%, 07/07/02                                                                             18,345              18,345
   Home Ownership RB TOB Series 1999S
     1.40%, 07/07/02                                                                             13,240              13,240
   Home Ownership TOBP (PT-194)
     1.37%, 07/07/02                                                                             12,755              12,755
   Housing RB TOB Series 650
     1.31%, 07/07/02                                                                             16,380              16,380
   RB (Ultratec, Inc. Project ) Series 7
     1.55%, 07/07/02                                                                              2,820               2,820

+  WISCONSIN STATE
   GO Series 2002C
     1.65%, 05/01/03                                                                              4,985               5,040

+@ WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
   RB (Gundersen Lutheran) Series 2000A
     1.90%, 07/01/02                                                                              2,500               2,500
   RB (Gundersen Lutheran) Series 2000B
     1.90%, 07/01/02                                                                              3,280               3,280
   RB (Lutheran College)
     1.35%, 07/07/02                                                                              7,000               7,000
   RB (Sinai Samaritan) Series 1994A
     1.30%, 07/07/02                                                                             15,138              15,138
                                                                                                                    -------
                                                                                                                    137,323
   WYOMING  0.7%

=  WYOMING STATE GENERAL FUND TRAN Series 2002A
     1.58%, 06/27/03                                                                             30,000              30,268

+@ WYOMING COMMUNITY DEVELOPMENT AUTHORITY
   Housing RB TOBP (PT-533)
     1.37%, 07/07/02                                                                              6,450               6,450
   Housing RB TOB
     1.37%, 07/07/02                                                                             10,260              10,260

+@ JACKSON COUNTY, WYOMING
   Pollution Control RB (Chevron Project)
     1.75%, 07/01/02                                                                              9,700               9,700

+@ LINCOLN COUNTY, WYOMING
   Pollution Control RB (ExxonMobil Corp. Project) Series 1987A
     1.75%, 07/01/02                                                                              9,400               9,400
   Pollution Control RB (ExxonMobil Corp. Project) Series 1987B
     1.75%, 07/07/02                                                                              4,000               4,000

+@ UNITA COUNTY, WYOMING
   Pollution Control RB (Chevron USA, Inc. Project)
     1.75%, 07/01/02                                                                              8,000               8,000
                                                                                                                    -------
                                                                                                                     78,078


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------
Investments, at market value                              $11,104,154 a
Cash                                                            1,244
Receivables:
      Fund shares sold                                         14,516
      Interest                                                 40,550
      Investments sold                                        190,452
Prepaid expenses                                       +           28
                                                       --------------
TOTAL ASSETS                                               11,350,944

LIABILITIES
---------------------------------------------------------------------
Payables:
      Fund shares redeemed                                     29,631
      Dividends to shareholders                                 3,727
      Investments bought                                      504,076
      Investment adviser and administrator fees                   180
      Transfer agent and shareholder service fees                 314
Accrued expenses                                       +          262
                                                       --------------
TOTAL LIABILITIES                                             538,190

NET ASSETS
---------------------------------------------------------------------
TOTAL ASSETS                                               11,350,944
TOTAL LIABILITIES                                      -      538,190
                                                       --------------
NET ASSETS                                                $10,812,754

NET ASSETS BY SOURCE
Capital received from investors                            10,815,699
Net realized capital losses                                    (2,945)

NET ASSETS BY SHARE CLASS

                                                    SHARES
SHARE CLASS                NET ASSETS    /     OUTSTANDING    =   NAV
Sweep Shares               $ 6,892,758           6,895,842        $1.00
Value Advantage Shares     $ 3,919,996           3,920,124        $1.00

a Includes illiquid restricted securities worth $214,705, or 1.93% of the fund's investments. The amortized cost for the fund's securities was $11,104,154. During the reporting period, the fund had $1,706,224 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO    $11,104,155

UNUSED CAPITAL LOSSES:

Expires 12/31 of:          Loss amount:
    2002                          $  268
    2003                              36
    2004                             465
    2005                             523
    2007                             775
    2008                          +  873
                                  ------
                                  $2,940


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------
Interest                                                     $86,312

NET REALIZED LOSSES
---------------------------------------------------------------------
Net realized losses on investments sold                           (4)

EXPENSES
---------------------------------------------------------------------
Investment adviser and administrator fees                     19,002 a
Transfer agent and shareholder service fees:
      Sweep Shares                                            15,853 b
      Value Advantage Shares                                   4,189 b
Trustees' fees                                                    26 c
Custodian and portfolio accounting fees                          409
Professional fees                                                 34
Registration fees                                                558
Shareholder reports                                              329
Other expenses                                            +       52
                                                          ----------
Total expenses                                                40,452
Expense reduction                                         -    8,634 d
                                                          ----------
NET EXPENSES                                                  31,818

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       86,312
NET EXPENSES                                              -   31,818
                                                          ----------
NET INVESTMENT INCOME                                         54,494
NET REALIZED LOSSES                                       +       (4)
                                                          ----------
INCREASE IN NET ASSETS FROM OPERATIONS                       $54,490

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion,0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                           0.25
  Value Advantage Shares                 0.05

  SHAREHOLDER SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                           0.20
  Value Advantage Shares                 0.17

c For the fund's independent trustees only.

d Includes $7,930 from the investment adviser (CSIM) and $704 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                           0.66
  Value Advantage Shares                 0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                               1/1/02-6/30/02     1/1/01-12/31/01
Net investment income                             $    54,494         $   231,943
Net realized gains or losses                   +           (4)              1,167
                                               ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 54,490             233,110

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                           32,784             150,939
Value Advantage Shares                         +       21,710              81,004
                                               ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             54,494             231,943

TRANSACTIONS IN FUND SHARES                                                       a
---------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                       12,283,116          24,826,248
Value Advantage Shares                         +    2,574,748           5,849,858
                                               ----------------------------------
TOTAL SHARES SOLD                                  14,857,864          30,676,106

SHARES REINVESTED
Sweep Shares                                           30,030             147,934
Value Advantage Shares                         +       18,841              74,863
                                               ----------------------------------
TOTAL SHARES REINVESTED                                48,871             222,797

SHARES REDEEMED
Sweep Shares                                       12,685,555          24,489,922
Value Advantage Shares                         +    2,451,195           5,065,908
                                               ----------------------------------
TOTAL SHARES REDEEMED                              15,136,750          29,555,830

NET INCREASE OR DECREASE                             (230,015)          1,343,073 b

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                 11,042,773          9,698,533
Total increase or decrease                     +      (230,019)         1,344,240 c
                                               ----------------------------------
END OF PERIOD                                     $ 10,812,754        $11,042,773

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

CALIFORNIA MUNICIPAL MONEY FUND

[PHOTO OF KEVIN SHAUGHNESSY]

     KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

     This fund may be appropriate for California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income.

TICKER SYMBOLS

SWEEP SHARES               SWCXX

VALUE ADVANTAGE SHARES     SWKXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. Stronger-than-expected economic figures released in March caused an increase in rates. During this time, we added to our positions in fixed-rate securities, which offered higher yields. This allowed us to maintain a neutral to slightly longer maturity versus our peer group. The longer maturity helped the fund's performance when yields fell once again during the second quarter as the strength of the recovery came into question.

CALIFORNIA'S ECONOMY APPEARS TO HAVE BEGUN A SLOW RECOVERY. Job growth and tourism have improved, while real estate and consumer spending have remained strong. The slow economy and the state's increased reliance on stock market-related income tax revenues caused the state to end fiscal 2002 (on June
30) with a $1.5 billion deficit, while also facing a projected $23.4 billion deficit for the current fiscal year. The governor's proposed budget would close the gap through a mix of ongoing and one-time measures.

The revenue shortfalls, along with advances for purchases during the energy crisis, have reduced the state's liquidity, which in turn has lead to lower credit quality. However, due to the size and diversity of the state's economy and its ability to raise revenues or trim expenses, the state is a solid investment-grade credit, with general obligation credit ratings of A1/negative outlook, A+/negative outlook and AA/rating watch negative from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                           VALUE
                                SWEEP     ADVANTAGE
                                SHARES     SHARES
---------------------------------------------------
Seven-Day Yield                 0.78%      0.98%
---------------------------------------------------
Seven-Day Effective Yield       0.78%      0.98%
---------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3               1.40%      1.76%
---------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                  California Municipal
                       Money Fund
31-Dec-01                  44
31-Jan-02                  41
28-Feb-02                  36
31-Mar-02                  32
30-Apr-02                  25
31-May-02                  21
30-Jun-02                  65

PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

 1.     96.4%     California
 2.      3.6%     Puerto Rico

BY CREDIT QUALITY

[PIE CHART]

 1.    100.0%     Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.61% and 0.84%, the seven-day effective yields would have been 0.61% and 0.84% and the seven-day taxable-equivalent effective yields would have been 1.10% and 1.51%, respectively.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and California state personal income tax rate of 44.31%.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                 1/1/02-          1/1/01-        1/1/00-       1/1/99-       1/1/98-       1/1/97-
SWEEP SHARES                                     6/30/02          12/31/01       12/31/00      12/31/99      12/31/98      12/31/97
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00             1.00           1.00          1.00          1.00          1.00
                                                -----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                          0.00  4          0.02           0.03          0.02          0.03          0.03
                                                -----------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income          (0.00) 4         (0.02)         (0.03)        (0.02)        (0.03)        (0.03)
                                                -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00             1.00           1.00          1.00          1.00          1.00
                                                ===================================================================================
Total return (%)                                   0.43  2          1.99           3.02          2.42          2.64          2.95

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                             0.65  1          0.65           0.65  3       0.65          0.65          0.65  3
Expense reductions reflected in above ratio        0.17  1          0.17           0.18          0.20          0.24          0.26
Ratio of net investment income to
    average net assets                             0.87  1          1.98           2.98          2.41          2.60          2.91
Net assets, end of period ($ x 1,000,000)         3,713            3,897          3,923         3,457         2,611         2,155

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

                                                 1/1/02-        1/1/01-        1/1/00-       1/1/99-       1/1/98-       1/1/97-
VALUE ADVANTAGE SHARES                           6/30/02        12/31/01       12/31/00      12/31/99      12/31/98      12/31/97
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00           1.00           1.00          1.00          1.00          1.00
                                                 --------------------------------------------------------------------------------
Income from investment operations:

    Net investment income                          0.01           0.02           0.03          0.03          0.03          0.03
                                                 --------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income          (0.01)         (0.02)         (0.03)        (0.03)        (0.03)        (0.03)
                                                 --------------------------------------------------------------------------------
Net asset value at end of period                   1.00           1.00           1.00          1.00          1.00          1.00
                                                 ================================================================================
Total return (%)                                   0.53 2         2.19           3.22          2.62          2.84          3.15

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                             0.45 1          0.45           0.45 3        0.45          0.45          0.45 3
Expense reductions reflected in above ratio        0.14 1          0.16           0.17          0.20          0.25          0.27
Ratio of net investment income to
    average net assets                             1.07 1          2.11           3.20          2.60          2.79          3.12
Net assets, end of period ($ x 1,000,000)         2,623           2,563          2,170         1,604         1,359           937

1 Annualized.

2 Not annualized.

3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
@ Variable-rate security
= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%   MUNICIPAL SECURITIES
         Market Value: $6,686,229
         Cost: $6,686,229
----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $6,686,229
         Cost: $6,686,229

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,               FACE VALUE   MKT. VALUE
   RATE, MATURITY                               ($ x 1,000)   ($ x 1,000)
   MUNICIPAL SECURITIES  100.0% OF
    INVESTMENTS
   ---------------------------------------------------------------------
   CALIFORNIA  96.4%

+@ ABAG FINANCING AUTHORITY FOR NON-PROFIT
   CORPORATIONS, CALIFORNIA
   COP (Harker School Project)
     1.20%, 07/07/02                                4,900         4,900
   COP (Lucile Salter Packard
     Project) 1.20%, 07/07/02                       4,700         4,700
   M/F Housing RB (Architect
     Building Project) 1.35%,
     07/07/02                                       3,200         3,200
   M/F Housing RB (Miramar
     Apartments) 1.20%, 07/07/02                   30,000        30,000
   M/F Housing RB (Mountain
     View Apartments) Series
     1997A 1.35%, 07/07/02                          3,215         3,215
   RB (New De Young Museum
     Project) Series 2002B 1.15%,
     07/07/02                                      10,000        10,000
   RB (Public Policy Institute of
     California Project) Series
     2002A 1.25%, 07/07/02                          9,000         9,000

+@ ALAMEDA COUNTY, CALIFORNIA
   IDRB (Aitchison Family Project)
     Series 1993A 1.20%, 07/07/02                   2,680        2,680
   IDRB (JMS Family Partners)
     Series A 1.20%, 07/07/02                       1,000        1,000
   IDRB (Scientific Technology
     Project) Series 1994A 1.25%,
     07/07/02                                       2,400        2,400

+@ ALAMEDA COUNTY, CALIFORNIA IDA
   RB (Malmberg Engineering, Inc.
     Project) 1.35%, 07/07/02                       2,520        2,520

+@ ALISAL UNION SCHOOL DISTRICT,
   CALIFORNIA
   COP (Bridge Funding Project)
     Series A 1.10%, 07/07/02                      10,505        10,505

+@ ANAHEIM, CALIFORNIA
   COP (Anaheim Memorial
     Hospital Association Project)
     1.10%, 07/07/02                               10,815        10,815
   COP (Police Facility Financing
     Project) 1.10%, 07/07/02                       2,500         2,500


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,              FACE VALUE    MKT. VALUE
   RATE, MATURITY                               ($ x 1,000)   ($ x 1,000)
+@ ANAHEIM, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Casa Grande
     Apartments) Series 1997A
     1.15%, 07/07/02                                3,695        3,695
   M/F Housing RB (Park Vista
     Apartments) 1.25%, 07/07/02                   21,000       21,000
   M/F Housing RB (Port Trinidad
     Apartments) Series 1997C
     1.15%, 07/07/02                                2,040        2,040
   M/F Housing RB (Sage Park
     Project) Series A 1.20%,
     07/07/02                                       5,500        5,500

+@ ANAHEIM, CALIFORNIA UNION HIGH
   SCHOOL DISTRICT
   COP 1.20%, 07/07/02                              5,500        5,500

+@ BAY AREA, CALIFORNIA TOLL
   AUTHORITY
   Toll Bridge RB (San Francisco
     Bay Area Project) Series
     2001C 1.10%, 07/07/02                         29,000       29,000
   Toll Bridge RB TOB Series
     2001Q 1.18%, 07/07/02                         10,125       10,125

+@ BIG BEAR LAKE, CALIFORNIA
   Water RB TOBP (PA-597)
     1.20%, 07/07/02                                8,445        8,445

+@ BURBANK, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB 1.30%,
     07/07/02                                       8,900        8,900

+@ CALIFORNIA ALTERNATIVE ENERGY
   SOURCE FINANCING AUTHORITY
   RB (GE Capital Corp. Arroyo
     Project) Series 1993B 1.15%,
     07/07/02                                      12,860       12,860
   RB (GE Capital Corp. Arroyo
     Project) Series A 1.20%,
     07/07/02                                      25,330       25,330

 = CALIFORNIA COMMUNITY COLLEGE
   FINANCING AUTHORITY
   TRAN Series A 1.68%, 06/30/03                   35,000       35,453

+@ CALIFORNIA EASTERN WATER
   MUNICIPAL DISTRICT
   Water & Sewer RB COP Series
     1993B 1.10%, 07/07/02                         18,690       18,690

+@ CALIFORNIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   RB (Lion Raisin Project) 1.20%,
     07/07/02                                       1,550        1,550

 + CALIFORNIA EDUCATIONAL FACILITIES
   AUTHORITY
 @ RB (Chapman University)
    1.35%, 07/07/02                                 4,900        4,900
 @ RB (San Francisco Conservatory)
    1.10%, 07/07/02                                 2,890        2,890
   RB (St Mary's College Project)
    Series B 1.15%, 07/05/02                        8,150        8,150
 @ RB (University of Judaism
    Project) Series A 1.30%,
    07/07/02                                        5,500        5,500
 @ RB (University of San Francisco)
    1.35%, 07/07/02                                20,000       20,000
 @ RB TOB Series 413 1.15%,
    07/07/02                                        8,995        8,995

+@ CALIFORNIA HEALTH FACILITIES
   FINANCING AUTHORITY
   RB (California Prebyterian
    Homes) Series 1998 1.18%,
    07/07/02                                       30,500       30,500
   RB (Catholic Health Care West)
    Series 1988B 1.15%, 07/07/02                    9,900        9,900
   RB (Catholic Health Care)
    Series A 1.15%, 07/07/02                       10,300       10,300
   RB (Children's Hospital Project)
    Series 1991 1.30%, 07/07/02                    20,700       20,700
   RB (Scripps Memorial Hospital)
    Series A 1.15%, 07/07/02                       14,000       14,000
   TOB Putters Series 181 1.28%,
    07/07/02                                        9,995        9,995

 + CALIFORNIA HFA
 @ Home Mortgage RB Series
    1999J-1 1.22%, 07/07/02                         7,885        7,885
 @ Home Mortgage RB Series
    1999J-2 1.22%, 07/07/02                        18,385       18,385
 @ Home Mortgage RB Series
    1999L 1.85%, 07/01/02                           3,570        3,570
 @ Home Mortgage RB Series
    2000G 1.20%, 07/07/02                           6,100        6,100
 @ Home Mortgage RB Series
    2000N 1.22%, 07/07/02                          10,000       10,000
 @ Home Mortgage RB Series G
    1.20%, 07/07/02                                50,000       50,000


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,              FACE VALUE    MKT. VALUE
   RATE, MATURITY                               ($ x 1,000)   ($ x 1,000)
   Home Mortgage RB Series N
     1.85%, 07/01/02                               18,635       18,635
   Home Mortgage RB Series P
     2.67%, 08/01/02                                7,335        7,335
 @ M/F Housing RB Series 2001G
     1.20%, 07/07/02                               60,835       60,835
 @ Revenue TOB Series 1997E
     1.20%, 07/07/02                                7,865        7,865
 o Revenue TOB Series R 2.60%,
     07/07/02                                       9,995        9,995
 @ Revenue TOBP (PT-613) 1.30%,
     07/07/02                                      94,995       94,995

   CALIFORNIA INFRASTRUCTURE &
   ECONOMIC DEVELOPMENT BANK
+@ IDRB (American Derosa-
     Lamparts) 1.25%, 07/07/02                      4,950        4,950
+@ IDRB (Fairmont Sign Co.
   Project) Series 2000A 1.45%,
     07/07/02                                       4,250        4,250
+@ IDRB (Independent System
     Operation Corporation Project)
     Series A 1.40%, 07/07/02                      13,600       13,600
+@ IDRB (Lafayette Textile
     Industries Project) 1.25%,
     07/07/02                                       2,320        2,320
+@ IDRB (Nelson Name Plate Co.
     Project) 1.35%, 07/07/02                       3,650        3,650
+@ IDRB (Roller Bearing Co. of
     America Santa Ana Project)
     1.35%, 07/07/02                                2,400        2,400
+@ RB (Buck Institute) 1.10%,
     07/07/02                                      25,000       25,000
   TECP
     1.40%, 11/20/02                                7,000        7,000
     1.45%, 12/19/02                                7,000        7,000
     1.50%, 01/29/03                               25,000       25,000

+@ CALIFORNIA POLLUTION CONTROL
   FINANCING AUTHORITY
   RB (Borax, Inc. Project) Series A
     1.20%, 07/07/02                               10,200       10,200
   RB (Green Team of San Jose
     Project) 1.25%, 07/07/02                       2,000        2,000
   RB (Wadham Energy Project)
     Series 1987B 1.20%, 07/07/02                     700          700
   Resource Recovery RB (Sanger
     Project) Series 1990A 1.30%,
     07/07/02                                      19,200       19,200
   Resource Recovery Solid Waste
     Disposal RB (Atlas Disposal
     Industrial Project) Series
     1999A 1.30%, 07/07/02                          3,000        3,000
   Resource Recovery Solid Waste
     Disposal RB (Bay Leasing, Inc.
     Project) Series 1999A 1.25%,
     07/07/02                                       9,075        9,075
   Solid Waste Disposal RB
     1.75%, 07/07/02                               11,615       11,615
   Solid Waste Disposal RB (Blue
     Line Transfer, Inc. Project)
     1.25%, 07/07/02                                4,900        4,900
   Solid Waste Disposal RB
     (Alameda County Industries
     Project) Series 2000A 1.25%,
     07/07/02                                       4,470        4,470
   Solid Waste Disposal RB (Allan
     Co. Project) 1.25%, 07/07/02                     725          725
   Solid Waste Disposal RB
     (Athens Disposal Co. Project)
     Series 1995A 1.25%, 07/07/02                  14,555       14,555
   Solid Waste Disposal RB
     (Athens Disposal Co. Project)
     Series 1999A 1.25%, 07/07/02                   7,600        7,600
   Solid Waste Disposal RB
     (Athens Services Project)
     Series 2001A 1.25%, 07/07/02                   4,900        4,900
   Solid Waste Disposal RB (BLT
     Enterprises) Series 1999A
     1.25%, 07/07/02                                7,905        7,905
   Solid Waste Disposal RB (Blue
     Line Transfer Project) Series
     2001A 1.25%, 07/07/02                          5,000        5,000
   Solid Waste Disposal RB
     (Burrtec Waste Industries
     Project) Series 1995A
     1.75%, 07/07/02                                3,195        3,195
   Solid Waste Disposal RB
     (California Waste Solutions
     Project) Series 2002 A 1.25%,
     07/07/02                                       3,760        3,760
   Solid Waste Disposal RB
     (Calsan, Inc. Project) Series
     1999B 1.25%, 07/07/02                          3,915        3,915


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                       FACE VALUE                 MKT. VALUE
   RATE, MATURITY                                        ($ x 1,000)                ($ x 1,000)
   Solid Waste Disposal RB
     (Cheese & Protein
     International Project) Series
     2001A 1.20%, 07/07/02                                  10,000                    10,000
   Solid Waste Disposal RB (Cold
     Cyn Landfill Project) 1.30%,
     07/07/02                                                5,845                     5,845
   Solid Waste Disposal RB
     (Colmac Energy Project)
     Series 1990A 1.20%, 07/07/02                            8,445                     8,445
   Solid Waste Disposal RB
     (Contra Costa Services)
     Series 1995A 1.25%, 07/07/02                            3,000                     3,000
   Solid Waste Disposal RB (Edco
     Disposal Corp. Project) Series
     1996A 1.25%, 07/07/02                                  17,140                    17,140
   Solid Waste Disposal RB
     (Federal Disposal Service
     Project) Series 2001A 1.30%,
     07/07/02                                                3,200                     3,200
   Solid Waste Disposal RB
     (Greenteam of San Jose
     Project) Series 2001A 1.25%,
     07/07/02                                                5,000                     5,000
   Solid Waste Disposal RB
     (Greenwaste of Tehama
     Project) Series A 1.30%,
     07/07/02                                                2,535                     2,535
   Solid Waste Disposal RB
     (Madera Disposable Project)
     Series A 1.30%, 07/07/02                                1,800                     1,800
   Solid Waste Disposal RB
     (Marborg Industries Project)
     Series A 1.25%, 07/07/02                                5,135                     5,135
   Solid Waste Disposal RB (Met
     Recycling Corporation
     Project) Series B 1.30%,
     07/07/02                                                4,575                     4,575
   Solid Waste Disposal RB
     (Mottra Corp. Project) Series
     2002 A 1.25%, 07/07/02                                  2,750                     2,750
   Solid Waste Disposal RB
     (NorCal Waste System, Inc.
     Project) Series 2001A 1.30%,
     07/07/02                                                9,250                     9,250
   Solid Waste Disposal RB
     (NorCal Waste System, Inc.
     Project) Series 2002A 1.30%,
     07/01/02                                                6,000                     6,000

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                        FACE VALUE                MKT. VALUE
   RATE, MATURITY                                         ($ x 1,000)               ($ x 1,000)
   Solid Waste Disposal RB
     (Project) Series 2002A 1.30%,
     07/07/02                                                3,900                     3,900
   Solid Waste Disposal RB (Ratto
     Group Co., Inc. Project)
     Series 2001A 1.25%, 07/07/02                            4,925                     4,925
   Solid Waste Disposal RB
     (Republic Services, Inc.
     Project) Series 2001A 1.25%,
     07/07/02                                                6,250                     6,250
   Solid Waste Disposal RB (Santa
     Clara Project) 1.30%, 07/07/02                          3,400                     3,400
   Solid Waste Disposal RB (Santa
     Clara Valley Project) Series
     2001A 1.25%, 07/07/02                                   3,780                     3,780
   Solid Waste Disposal RB (Shell
     Oil Co. Project) Series 1994B
     1.85%, 07/01/02                                         1,900                     1,900
   Solid Waste Disposal RB (Solag
     Disposal Project) Series
     1997A 1.30%, 07/07/02                                   2,935                     2,935
   Solid Waste Disposal RB
     (Specialty Solid Waste Project)
     Series 2001A 1.30%, 07/07/02                            4,740                     4,740
   Solid Waste Disposal RB (Sun
     Valley Paper Project) 1.25%,
     07/07/02                                                  900                       900
   Solid Waste Disposal RB (Talco
     Plastics Project) Series 1997A
     1.25%, 07/07/02                                         4,075                     4,075
   Solid Waste Disposal RB
     (Taormina Industries, Inc.
     Project) Series 1994B 1.25%,
     07/07/02                                                2,225                     2,225
   Solid Waste Disposal RB (Tri
     Community Recycle Project)
     1.25%, 07/07/02                                         2,280                     2,280
   Solid Waste Disposal RB (Waste
     Management Project) Series-
     2002A 1.23%, 07/07/02                                  13,000                    13,000
   Solid Waste Disposal RB (Waste
     Management, Inc. Project)
     Series A 1.25%, 07/07/02                                5,000                     5,000
   Solid Waste Disposal RB (West
     Valley Project) Series 1997A
     1.75%, 07/07/02                                         5,280                     5,280
   Solid Waste Disposal RB
     (Zanker Road Landfill Project)
     Series C 1.30%, 07/07/02                                6,370                     6,370


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

      ISSUER
      SECURITY TYPE, PROJECT,                                    FACE VALUE                 MKT. VALUE
      SERIES, RATE, MATURITY                                     ($ x 1,000)                ($ x 1,000)
      Solid Waste Disposal RB
           Series A 1.25%, 07/07/02                                10,000                    10,000

   +@ CALIFORNIA PUBLIC POWER AGENCY
      Subordinate Lien RB (San Juan
               Project) Series 1997D 1.20%,
               07/07/02                                             2,500                     2,500

    + CALIFORNIA SCHOOL CASH RESERVE
      PROGRAM AUTHORITY
      Pooled RB Series A
               2.50%, 07/03/02                                      5,100                     5,100
               2.62%, 07/03/02                                      1,000                     1,000
               2.63%, 07/03/02                                      9,500                     9,501
               2.65%, 07/03/02                                    161,390                   161,402
    =          1.67%, 07/03/03                                    100,000                   101,308

   +@ CALIFORNIA SCHOOL FACILITIES
      FINANCING CORP.
      COP (Capital Improvement
               Financing Project) Series
               1999D 1.15%, 07/07/02                                8,610                     8,610

      CALIFORNIA STATE
   +@ GO Series 2001I-2 1.18%,
               07/07/02                                            17,840                    17,840
    + GO TECP
               1.60%, 07/03/02                                     13,000                    13,000
               1.60%, 07/09/02                                     22,000                    22,000
               1.50%, 07/10/02                                      9,500                     9,500
               1.55%, 07/10/02                                      7,000                     7,000
               1.50%, 07/30/02                                      6,250                     6,250
               1.40%, 08/06/02                                     16,500                    16,500
               1.55%, 08/06/02                                     25,100                    25,100
               1.40%, 08/07/02                                     26,190                    26,190
               1.45%, 08/12/02                                     24,250                    24,250
               1.55%, 08/12/02                                     63,800                    63,800
               1.50%, 08/22/02                                     12,000                    12,000
               1.35%, 08/30/02                                      8,000                     8,000
               1.40%, 09/05/02                                     67,400                    67,400
               1.40%, 09/06/02                                     50,000                    50,000
   +@ GO TOB Series 194 1.15%,
               07/07/02                                             8,120                     8,120
   +@ GO TOB Series 195 1.15%,
               07/07/02                                            10,835                    10,835
   +o GO TOBP (PA-676) 2.75%,
               07/11/02                                            26,125                    26,125
   +@ GO TOBP (PA-815R) 1.22%,
               07/07/02                                            12,445                    12,445
   +@ GO TOBP (PT-1236) 1.22%,
               07/07/02                                            31,605                    31,605

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
   +@ GO TOBP (PT-1252) 1.22%,
               07/07/02                                            34,045                    34,045
   +@ GO TOBP (PT-1257) 1.22%,
               07/07/02                                            29,495                    29,495
   +@ GO TOBP (PT-153) 1.24%,
               07/07/02                                             4,995                     4,995
   +@ Merlot GO TOB Series 2000A
               1.37%, 07/07/02                                     18,065                    18,065
      Revenue Anticipation Warrant
               Series 2002A 1.55%,
               10/25/02                                            43,000                    43,129
      Revenue Anticipation Warrant
               Series 2002B
               1.78%, 11/27/02                                     70,000                    70,204
               1.80%, 11/27/02                                     60,000                    60,170
      Revenue Anticipation Warrant
               Series 2002C 1.86%,
               01/30/03                                           375,000                   375,305
   +@ TOB Putters Series 132 1.28%,
               07/07/02                                            95,100                    95,100

   +@ CALIFORNIA STATE DEPARTMENT OF
      WATER RESOURCES
      RB Series K-1 1.30%, 07/07/02                              227,250                   227,250

   +@ CALIFORNIA STATE ECONOMIC
      DEVELOPMENT FINANCING
      AUTHORITY
      IDRB (Calco Project) 1.55%,
               07/07/02                                               670                       670
      IDRB (Gaiser Tool Project)
               1.20%, 07/07/02                                      2,350                     2,350
      IDRB (Mannesmann Dematic Corp.)
               1.30%, 07/07/02                                      3,200                     3,200
      IDRB (Mercury Air Group)
               1.20%, 07/07/02                                     14,800                    14,800
      RB (Costa Macoroni Project)
               1.20%, 07/07/02                                      2,945                     2,945

   +@ CALIFORNIA STATE GOVERNMENT
      Eagle TOB Series 1994 1.35%,
               07/07/02                                            19,850                    19,850
      Eagle TOB Series 1997C 1.35%,
               07/07/02                                            10,900                    10,900
      Eagle TOB Series 2000
               1.18%, 07/07/02                                     29,255                    29,255
               1.23%, 07/07/02                                     30,540                    30,540
               1.40%, 07/07/02                                      9,900                     9,900

    + CALIFORNIA STATE HFA
    @ M/F Housing RB TOB 1.22%,
               07/07/02                                            22,175                    22,175


See the Financial Notes, which are integral to this information.

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)               ($ x 1,000)
    o RB TOBP (PA-540R) 1.30%,
               07/11/02                                             3,025                     3,025
    @ RB TOBP (PT-640) 1.30%,
               07/07/02                                            24,000                    24,000

   +@ CALIFORNIA STATE PUBLIC WORKS
      BOARD
      Lease Revenue TOB Putters
               Series 209 1.28%, 07/07/02                           9,995                     9,995
      Lease Revenue TOB Series
               1999F 1.32%, 07/07/02                                9,985                     9,985
      Lease Revenue TOB Series
               2000D 1.20%, 07/07/02                                3,000                     3,000
      Lease Revenue TOBP (PA-814)
               1.20%, 07/07/02                                     15,395                    15,395

      CALIFORNIA STATEWIDE COMMUNITY
      DEVELOPMENT AUTHORITY
   +@ COP 1.10%, 07/07/02                                           7,485                     7,485
   +@ COP TOB Series 1999E 1.32%,
               07/07/02                                             5,000                     5,000
   +@ IDRB (Biocol Investments, LP)
               Series 1997B 2.05%, 07/07/02                         1,500                     1,500
   +@ IDRB (Integrated Rolling Co.
               Project) Series 1999A 1.35%,
               07/07/02                                             2,600                     2,600
   +@ Insured RB (Fremont Rideout
               Project) Series 2001A 1.80%,
               07/01/02                                            19,500                    19,500
   +@ M/F Housing RB (Cypress Villa
               Apartments) Series F 1.15%,
               07/07/02                                             4,725                     4,725
   +@ M/F Housing RB (Emerald
               Gardens Apartments)
               Series E 1.15%, 07/07/02                             7,320                     7,320
   +@ M/F Housing RB (Kimberly
               Woods Project) Series 1995B
               1.25%, 07/07/02                                     13,400                    13,400
   +@ M/F Housing RB (Park David
               Senior Apartments Project)
               Series 1999D 1.20%, 07/07/02                         8,220                     8,220
   +@ M/F Housing RB (Plaza Club
               Apartments) Series 1997A
               1.20%, 07/07/02                                      9,790                     9,790
   +@ RB (Biola University Project)
               Series 2002B 1.15%, 07/07/02                        23,000                    23,000
   +@ RB (Dr. Nichols Pistachio) Series
               C 1.25%, 07/07/02                                      700                       700
   +@ RB (Elder Care Alliance) 1.23%,
               07/07/02                                            12,760                    12,760

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
   +@ RB (Gemological Institute
               Project) 1.20%, 07/07/02                            35,705                    35,705
   +@ RB (INSD Children's Hospital
               Project) Series 2002A 1.10%,
               07/07/02                                            27,500                    27,500
   +@ RB (INSD Children's Hospital
               Project) Series 2002B 1.10%,
               07/07/02                                            19,500                    19,500
   +@ RB (Japanese American
               Museum Project) Series 2000A
               1.15%, 07/07/02                                      4,900                     4,900
   +@ RB (Jewish Federation of Los
               Angeles) Series 2000A 1.30%,
               07/07/02                                             8,800                     8,800
   +@ RB (Masters College Project)
               1.15%, 07/07/02                                     11,250                    11,250
   +@ RB (National Public Radio
               Project) 1.20%, 07/07/02                             8,000                     8,000
   +@ RB (Valley Palms Apartments
               Project) 1.20%, 07/07/02                            12,000                    12,000
   +@ Solid Waste Facilities (Disposal
               Waste Services) 1.20%,
               07/07/02                                            25,000                    25,000
    = TRAN Series A 1.70%, 06/30/03                            40,000                    40,510

   +@ CALIFORNIA STATEWIDE COMMUNITY
      DEVELOPMENT CORP.
      IDRB (13th I Associates Project)
               1.15%, 07/07/02                                      4,610                     4,610
      IDRB (Agricultural Products, Inc.
               Project) 2.05%, 07/07/02                             1,310                     1,310
      IDRB (Cowden Metal Stamping
               Project) 2.05%, 07/07/02                             1,565                     1,565
      IDRB (Drip In Irrigation Co.
               Project) 1.25%, 07/07/02                             3,600                     3,600
      IDRB (Pacific Handy Cutter
               Products Project) 2.05%,
               07/07/02                                               280                       280
      IDRB (The Diamond Foods
               Project) Series 1991 2.05%,
               07/07/02                                               915                       915
      IDRB Series 1998C 1.25%,
               07/07/02                                             1,830                     1,830

   +@ CALIFORNIA STATEWIDE COMMUNITY
      Industrial Development Revenue
               Refunding Bond (Golden
               Valley Project) Series A 1.25%,
               07/07/02                                             1,260                     1,260


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
   +@ CALIFORNIA STATEWIDE M/F
      HOUSING AUTHORITY
      RB (Woodsong Apartments)
               Series 1997B 1.15%, 07/07/02                         3,327                     3,327

   +@ CARLSBAD, CALIFORNIA
      M/F Housing Revenue
               Refunding COP (La Costa
               Apartment Project) Series
               1993A 1.25%, 07/07/02                               14,400                    14,400

      CENTRAL COAST, CALIFORNIA WATER
      AUTHORITY
      RB (State Water Project
               Regional Facilities) 2.41%,
               10/01/02                                             5,600                     5,769

   +@ CONCORD, CALIFORNIA
      M/F Housing Mortgage RB
               (Bel Air Apartments Project)
               Series 1986A 1.20%, 07/07/02                         3,000                     3,000

   +@ CONCORD, CALIFORNIA M/F
      HOUSING AUTHORITY
      RB (California Hill Apartments)
               Series 1989A 1.25%, 07/07/02                         7,900                     7,900

      CONTRA COSTA COUNTY, CALIFORNIA
   +@ M/F Housing Mortgage RB (El
               Cerrito Project) Series A
               1.20%, 07/07/02                                        980                       980
      TRAN Series A 2.43%, 10/04/02                                28,000                    28,040

    = CONTRA COSTA COUNTY, CALIFORNIA
      BOARD OF EDUCATION
      TRAN 1.66%, 07/01/03                                         26,700                    27,051

   +@ DAVIS, CALIFORNIA COMMUNITY
      FACILITIES DISTRICT
      Special Tax Bond (East Davis
               Mace Ranch Project) District
               No. 1999-2 1.20%, 07/07/02                           4,160                     4,160

   +@ DUBLIN, CALIFORNIA HOUSING
      AUTHORITY
      M/F Housing RB (Park Siera
               Project) Series A 1.25%,
               07/07/02                                            12,700                    12,700

   +@ DUBLIN, CALIFORNIA SAN RAMON
      SERVICES DISTRICT
      COP 1.15%, 07/07/02                                          15,400                    15,400


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
      EAST BAY, CALIFORNIA MUNICIPAL
      UTILITY DISTRICT
      TECP
               1.50%, 07/09/02                                      3,000                     3,000
               1.20%, 07/11/02                                     32,300                    32,300
               1.55%, 08/07/02                                     12,000                    12,000
               1.40%, 08/21/02                                      5,000                     5,000
               1.25%, 09/12/02                                     11,800                    11,800
               1.35%, 11/08/02                                     11,000                    11,000
   +@ Water System Subordinated RB
               Series 2002B 1.13%, 07/07/02                        10,000                    10,000

   +@ EL CAJON, CALIFORNIA
      M/F Housing RB (Pinewood
               Apartments Project) 1.20%,
               07/07/02                                             1,450                     1,450

      M/F Housing Redevelopment
      RB (Mollison & Madison
               Project) 1.20%, 07/07/02                             5,200                     5,200

   +@ ENCINITAS, CALIFORNIA
      M/F Housing Revenue
               Refunding Bond (Torrey Pines
               Project) Series A 1.20%,
               07/07/02                                             3,100                     3,100

      FAIRFIELD, CALIFORNIA HOUSING
      AUTHORITY
      Mortgage Revenue Refunding
               Bond (Creekside Estates
               Project) 1.60%, 07/07/02                             5,055                     5,183

   +@ FOOTHILL-DE ANZA, CALIFORNIA
      COMMUNITY COLLEGE DISTRICT
      Merlot TOB Series 2000YY
               1.32%, 07/07/02                                      9,995                     9,995

   +@ FRESNO, CALIFORNIA IDA
      RB (Keiser Corp.) 1.25%,
               07/07/02                                             1,965                     1,965

    + GOLDEN EMPIRE SCHOOLS
      FINANCING AUTHORITY, CALIFORNIA
          Lease RB (Kern High
               School District Projects)
               1.20%, 07/03/02                                     10,600                    10,600

      GOLDEN GATE BRIDGE HIGHWAY &
      TRANSPORTATION DISTRICT, CALIFORNIA
      TECP
               1.25%, 07/03/02                                      9,700                     9,700
               1.65%, 10/04/02                                     10,000                    10,000
               1.30%, 10/15/02                                     26,000                    26,000


See the Financial Notes, which are integral to this information.

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
   +@ HAYWARD, CALIFORNIA
      M/F Housing RB (Shorewood
               Apartment Project) Series A
               1.10%, 07/07/02                                      9,100                     9,100

   +@ HAYWARD, CALIFORNIA HOUSING
      AUTHORITY
      M/F Housing RB (Huntwood
               Terrace Apartments) 1.20%,
               07/07/02                                             5,465                     5,465

   +@ HERCULES, CALIFORNIA
      REDEVELOPMENT AGENCY
      IDRB (Pro Media Project)
               Series 2000A 1.35%, 07/07/02                         2,500                     2,500

   +@ HUNTINGTON BEACH, CALIFORNIA
      M/F Housing RB (Five Points
               Project) 1.20%, 07/07/02                             9,500                     9,500

   +@ HUNTINGTON PARK, CALIFORNIA
      REDEVELOPMENT AGENCY
          M/F Housing RB (Casa Rita
               Apartments) Series 1994A
               1.20%, 07/07/02                                      4,100                     4,100

   +@ IRVINE RANCH, CALIFORNIA
      IMPROVEMENT BOND ACT 1915
      RB (Assessment District No.
               85-7) Series 1986I 1.20%,
               07/07/02                                            16,182                    16,182
      RB (Assessment District No.
               89-10) 1.75%, 07/01/02                                 900                       900

   +@ IRVINE RANCH, CALIFORNIA WATER
      DISTRICT
      RB 1.75%, 07/01/02                                            1,100                     1,100

   +@ KERN COUNTY, CALIFORNIA
      COP (Kern Public Facilities
           Project) Series A 1.10%,
               07/07/02                                             3,400                     3,400

   +@ LIVERMORE, CALIFORNIA
      M/F Housing Revenue
               Refunding Bond (Arbors
               Apartment Project) Series
               1991A 1.25%, 07/07/02                                9,005                     9,005

   +@ LODI, CALIFORNIA ELECTRIC SYSTEM
      RB COP Series A
               1.10%, 07/07/02                                     14,000                    14,000

   +@ LONG BEACH, CALIFORNIA HARBOR
      RB TOBP (PA-890R) 1.24%,
               07/07/02                                             9,190                     9,190


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                                 FACE VALUE                MKT. VALUE
      RATE, MATURITY                                                  ($ x 1,000)               ($ x 1,000)

      LOS ANGELES, CALIFORNIA
   +@ M/F Housing RB (Beverly Park
               Apartments) 1.20%, 07/07/02                         34,000                    34,000
   +@ M/F Housing RB (Studio Colony)
               Series 1985C 1.17%, 07/07/02                        15,931                    15,931
   +@ M/F Housing RB Series 1985K
               1.30%, 07/07/02                                     59,455                    59,455
   +@ M/F Housing Revenue
               Refunding Bond (Tri City
               Project) Series 2001I 1.20%,
               07/07/02                                             3,700                     3,700
   +@ TOBP (PA-554) 1.20%, 07/07/02                             3,150                     3,150
    = TRAN
               1.50%, 06/30/03                                     43,000                    43,632
               1.57%, 06/30/03                                     49,000                    49,686
   +@ Water & Power RB Subseries
               2001B-1 1.20%, 07/07/02                             30,500                    30,500
   +@ Water & Power RB Subseries
               2001B-3 1.70%, 07/07/02                             13,800                    13,800
   +@ Water & Power RB Subseries
               2001B-6 1.85%, 07/07/02                              5,000                     5,000

      LOS ANGELES, CALIFORNIA AIRPORT
      TECP Series A 1.35%, 07/10/02                                 5,700                     5,700
      TECP Series B 1.40%, 07/10/02                                 4,300                     4,300

   +@ LOS ANGELES, CALIFORNIA
      COMMUNITY REDEVELOPMENT
      AGENCY
      M/F Housing Revenue
               Refunding Bond (Promenade
               Towers Project) Series 2000
               1.10%, 07/07/02                                     34,300                    34,300

   +@ LOS ANGELES, CALIFORNIA
      DEPARTMENT OF WATER & POWER
      Eagle TOB Series 2001 1.18%,
               07/07/02                                            24,750                    24,750
      Electric Plant TOB Series 1
               1.32%, 07/07/02                                     19,995                    19,995
      Electric Plant TOB Series 370
               1.18%, 07/07/02                                     11,620                    11,620
      RB TOB Series L 1.32%,
               07/07/02                                            20,390                    20,390
      TOB Putters Series 184 1.28%,
               07/07/02                                            15,000                    15,000

      LOS ANGELES, CALIFORNIA HARBOR
      DEPARTMENT
      TECP 1.45%, 09/10/02                                         11,000                    11,000


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)               ($ x 1,000)

      LOS ANGELES, CALIFORNIA
      METROPOLITAN TRANSPORTATION
      AUTHORITY
      TECP 1.30%, 10/15/02                                     14,518                    14,518

      LOS ANGELES, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
   +@ Munitops TOB Series C 1.18%,
               07/07/02                                            15,400                    15,400
      TRAN 1.27%, 07/23/02                                     64,560                    64,616
    = TRAN Series B 3.00%, 07/01/03                            15,000                    15,195

    + LOS ANGELES, CALIFORNIA
          WASTEWATER SYSTEM
    @ RB TOB Series A 1.18%,
               07/07/02                                            12,245                    12,245
      Revenue Refunding Bond
               Series 2001A 1.88%, 10/31/02                        14,000                    14,000
      Revenue Refunding Bond Series
               2001B 1.88%, 10/31/02                               18,000                    18,000
      Revenue Refunding Bond Series
               2001C 1.88%, 10/31/02                               20,000                    20,000

      LOS ANGELES, CALIFORNIA WATER
      & POWER
      TECP
               1.50%, 07/05/02                                      6,300                     6,300
               1.50%, 07/08/02                                     14,100                    14,100
               1.35%, 08/13/02                                      9,300                     9,300
               1.30%, 08/14/02                                     15,000                    15,000
               1.30%, 08/27/02                                     15,000                    15,000

      LOS ANGELES COUNTY, CALIFORNIA
   +@ COP ACES (Los Angeles
               County Museum of Art Project)
               Series 1985A 1.30%, 07/07/02                         1,900                     1,900
   +@ COP ACES (Los Angeles County
               Museum of Art Project) Series
               1985B 1.30%, 07/07/02                                2,100                     2,100
   +@ M/F Housing RB (Channel
               Gateway Apartments) 1.20%,
               07/07/02                                            67,700                    67,700
    = TRAN Series A 3.00%, 06/30/03                            97,000                    98,294

      LOS ANGELES COUNTY, CALIFORNIA
      CAPITAL ASSET LEASING CORP.
          Lease Revenue TECP
               1.40%, 08/05/02                                     19,950                    19,950
               1.40%, 08/07/02                                      6,050                     6,050
               1.40%, 08/08/02                                     24,590                    24,590
               1.30%, 09/03/02                                      3,400                     3,400
               1.35%, 09/09/02                                      6,000                     6,000


      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)                ($ x 1,000)
   +@ LOS ANGELES COUNTY, CALIFORNIA
      HOUSING AUTHORITY
      M/F Housing RB (Malibu
               Canyon Apartments Project)
               Series B 1.30%, 07/07/02                            23,520                    23,520

   +@ LOS ANGELES COUNTY, CALIFORNIA
      METROPOLITAN TRANSIT AUTHORITY
      TOB 1.32%, 07/07/02                                          23,830                    23,830

   +@ LOS ANGELES COUNTY, CALIFORNIA
      METROPOLITAN TRANSPORTATION
      AUTHORITY
      Eagle Sales Tax Revenue
               Refunding TOB Series A
               1.18%, 07/07/02                                     24,750                    24,750
      Revenue Refunding Bond
               Series 1993A 1.10%, 07/07/02                        15,000                    15,000

    + LOS ANGELES COUNTY, CALIFORNIA
      PENSION OBLIGATION
      Revenue Refunding Bond
               Series B 1.10%, 07/07/02                             3,115                     3,115
    @ Revenue Refunding Bond
               Series 1996A 1.10%, 07/07/02                        12,375                    12,375

    = LOS ANGELES COUNTY, CALIFORNIA
      SCHOOLS POOLED FINANCING
      PROGRAM
      TRAN Series A 1.67%, 06/30/03                                20,000                    20,261

   +@ LOS ANGELES COUNTY, CALIFORNIA
      TRANSPORTATION COMMISSION
               Sales Tax RB Series 1992A
               1.10%, 07/07/02                                      8,050                     8,050

   +@ MADERA, CALIFORNIA PUBLIC
      FINANCING MUNICIPAL GOLF
      COURSE REVENUE REFINANCING
      AUTHORITY
      RB 1.10%, 07/07/02                                            3,345                     3,345

   +@ METROPOLITAN WATER DISTRICT OF
      SOUTHERN CALIFORNIA
      Revenue Refunding Bond
               Series 1996A 1.10%, 07/07/02                         6,500                     6,500
      Revenue Refunding Bond
               Series 1997C 1.25%, 07/07/02                         4,200                     4,200
      Revenue Refunding Bond
               Series 1998B 1.15%, 07/07/02                         8,500                     8,500
      Revenue Refunding Bonds
               Series 1999C 1.15%, 07/07/02                         4,100                     4,100


See the Financial Notes, which are integral to this information.

      ISSUER
      SECURITY TYPE, PROJECT, SERIES,                           FACE VALUE                 MKT. VALUE
      RATE, MATURITY                                            ($ x 1,000)               ($ x 1,000)
      Revenue Refunding Bond
               Series B2 1.13%, 07/07/02                            5,000                     5,000
      Waterworks RB Series 2000B2
               1.10%, 07/07/02                                      8,700                     8,700
      Waterworks Revenue Refunding
               Bond Series 2001B-1 1.13%,
               07/07/02                                            14,000                    14,000
      Waterworks Revenue TOB
               Series 1999O 1.32%, 07/07/02                        16,000                    16,000
      Waterworks Revenue TOBP
              (PA-546) 1.22%, 07/07/02                             14,000                    14,000

   +@ MODESTO-SANTA CLARA-REDDING, CALIFORNIA
          PUBLIC POWER AGENCY
      RB (San Juan Project)
               Subordinate Lien Series 1997E
               1.13%, 07/07/02                                      5,000                     5,000

   +@ MOUNT SAN JACINTO, CALIFORNIA
      WINTER PARK AUTHORITY
      COP (Palm Springs Aerial
               Project) 1.15%, 07/07/02                             8,200                     8,200
      COP (Palm Springs Aerial
               Project) Series 2000B 1.15%,
               07/07/02                                             2,900                     2,900

   +@ NORTHERN CALIFORNIA POWER
      AGENCY
      Revenue Refunding Bond
               (Hydroelectric No. 1 Project)
               Series 2002A 1.10%, 07/07/02                        11,310                    11,310
      Revenue Refunding Bond
               (Hydroelectric No. 1 Project)
               Series 2002B 1.10%, 07/07/02                        22,110                    22,110

   +@ NORTHERN CALIFORNIA
      TRANSMISSION AGENCY
      Revenue Refunding Bond
               (CaliforniaOre Transmission
               Project) Series 2002 A 1.20%,
               07/07/02                                            10,000                    10,000

      OAKLAND, CALIFORNIA
   +@ Revenue TOB (180 Harrison
               Foundation Project) Series
               2000M 1.32%, 07/07/02                                3,000                     3,000
      TRAN 2.65%, 07/25/02                                         64,785                    64,841

    + OAKLAND, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
      Alameda County TRAN 1.55%,
               10/24/02                                            10,000                    10,044

   +@ ORANGE COUNTY, CALIFORNIA
      COP (Florence Crittenton
               Services Project) Series 1990
               1.18%, 07/07/02                                      5,700                     5,700
      M/F Housing RB (Lantern Pines
               Project) 1.20%, 07/07/02                            14,700                    14,700

   +@ ORANGE COUNTY, CALIFORNIA
      APARTMENT DEVELOPMENT
      RB (Villas Aliento) Series 1998E
               1.10%, 07/07/02                                      4,500                     4,500
      RB (Hidden Hills) Series 1985C
               1.30%, 07/07/02                                      9,700                     9,700
      RB Series F 1.10%, 07/07/02                              15,900                    15,900
      Revenue Refunding Bond (Jess
               L. Frost Project) Series 1985B
               1.20%, 07/07/02                                     10,200                    10,200
      Revenue Refunding Bond
               (Pointe Niguel Project) Series
               1992C 1.10%, 07/07/02                               18,000                    18,000
      Revenue Refunding Bond (The
               Lakes Project #185) Series
               1991A 1.15%, 07/07/02                               16,000                    16,000

      ORANGE COUNTY, CALIFORNIA
      LOCAL TRANSPORTATION AUTHORITY
      TECP
              1.60%, 07/12/02                                       4,000                     4,000
              1.25%, 09/08/02                                      45,000                    45,000

   +@ ORANGE COUNTY, CALIFORNIA
      SANITATION DISTRICT
      COP (Sanitation Districts 1-3,
               5- 7 & 11) Series 1992C
               1.10%, 07/07/02                                      5,000                     5,000
      COP (Sanitation Districts 1-3,
               5-7, & 11) 1.75%, 07/01/02                             400                       400
      COP Series 2000B 1.75%,
               07/01/02                                               100                       100

   +@ PALO ALTO, CALIFORNIA UNIFIED
      SCHOOL DISTRICT
      Merlot TOB Series R 1.32%,
               07/07/02                                             6,000                     6,000

   +@ PETALUMA, CALIFORNIA COMMUNITY
      M/F HOUSING AUTHORITY
      M/F Housing RB (Oakmont At
               Petaluma Project) 1.35%,
               07/07/02                                             3,550                     3,550


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,         FACE VALUE        MKT. VALUE
   RATE, MATURITY                          ($ x 1,000)       ($ x 1,000)
+@ PINOLE, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (East Bluff
    Apartments Project) 1.35%,
    07/07/02                                    2,559             2,559

+@ PLEASANT HILL, CALIFORNIA
   M/F Housing RB (Brookside
    Apartments Project) 1.10%,
    07/07/02                                    4,800             4,800

+@ PORT OF OAKLAND, CALIFORNIA
   Merlot TOB (First Union) Series
    2000JJ 1.37%, 07/07/02                     15,000            15,000
   TOBP (PA-663) 1.24%, 07/07/02                7,575             7,575

+@ RANCHO, CALIFORNIA WATER
   DISTRICT FINANCING AUTHORITY
   RB Series 2001B 1.10%,
    07/07/02                                   10,000            10,000

+@ REDWOOD CITY, CALIFORNIA
   COP (City Hall Project) 1.25%,
    07/07/02                                    2,400             2,400

   RIVERSIDE COUNTY, CALIFORNIA
+@ M/F Housing RB (Ambergate
    Apartments) Series 1992A
    1.35%, 07/07/02                             2,600             2,600
   Teeter Obligation TECP 1.55%,
    08/07/02                                    8,458             8,458

+@ RIVERSIDE COUNTY, CALIFORNIA
   ASSET LEASING CORP.
   Leasehold RB (South West
    Justice Center) Series 2000B
    1.10%, 07/07/02                            10,000            10,000

+@ RIVERSIDE COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Briarwood
    Apartment Project) Series
    1985C 1.20%, 07/07/02                       4,500             4,500
   M/F Housing RB (Tyler Springs
    Apartments) Series 1999C
    1.10%, 07/07/02                             7,000             7,000
   M/F Housing Revenue
    Refunding Bond (Victoria
    Springs Apartments) 1.20%,
    07/07/02                                    9,000             9,000

+@ RIVERSIDE COUNTY, CALIFORNIA IDA
   RB (Calmold, Inc. Project)
    1.20%, 07/07/02                             3,220             3,220

+@ RIVERSIDE COUNTY, CALIFORNIA
   PUBLIC FACILITIES
   ACES COP (Riverside County
    Public Facility Project) Series
    1985C 1.20%, 07/07/02                       6,500             6,500
   ACES COP Series 1985B 1.20%,
    07/07/02                                    8,300             8,300

   SACRAMENTO, CALIFORNIA
   MUNICIPAL UTILITY DISTRICT
   TECP Series 1
    1.50%, 07/08/02                            35,050            35,050
    1.40%, 07/10/02                            15,000            15,000

+@ SACRAMENTO COUNTY, CALIFORNIA
   COP (Administration Center &
    Court House Project) 1.15%,
    07/07/02                                    7,875             7,875

+@ SACRAMENTO COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Chesapeake
     Commons Project) Series C
     1.20%, 07/07/02                           28,000            28,000
   M/F Housing RB (Hidden Oaks
     Apartments) Series 1999C
     1.20%, 07/07/02                            6,300             6,300

+@ SACRAMENTO COUNTY, CALIFORNIA
   SANITATION DISTRICT FINANCING
   AUTHORITY
   TOB Series 366 1.15%, 07/07/02              28,945            28,945
   TOBP (PA-694) 1.20%, 07/07/02                6,090             6,090

+@ SACRAMENTO COUNTY, CALIFORNIA
   SPECIAL FACILITIES
   RB (Recessna Aircraft Corp.
    Project) 1.20%, 07/07/02                    3,700             3,700

+@ SALINAS, CALIFORNIA APARTMENT
   DEVELOPMENT
   M/F Housing RB (Mariner Villa
    Project) Series 1985B 1.15%,
    07/07/02                                    2,825             2,825

   SAN BERNARDINO COUNTY,
   CALIFORNIA
+@ COP (Glen Helen Blockbuster
    Pavilion Project) Series 1994C
    1.15%, 07/07/02                             6,210             6,210
+@ COP (Medical Center Financing
    Project) 1.22%, 07/07/02                   21,060            21,060
 = TRAN 1.68%, 07/01/03                         35,000            35,454


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE           MKT. VALUE
   RATE, MATURITY                            ($ x 1,000)          ($ x 1,000)
   SAN DIEGO, CALIFORNIA CITY &
   COUNTY UNIFIED SCHOOL DISTRICT
   TRAN 1.48%, 08/01/02                          20,700               20,715

 = SAN DIEGO, CALIFORNIA COUNTY &
   SCHOOL DISTRICT
   TRAN Series 2002A 1.67%,
    06/30/03                                     10,855               10,999

+@ SAN DIEGO, CALIFORNIA HOUSING
   AUTHORITY
   M/F Mortgage RB (Creekside
    Villa) Series 1999B 1.20%,
    07/07/02                                      6,000                6,000
   M/F Mortgage RB (Nobel
    Courts) Series 1999L 1.10%,
    07/07/02                                     15,500               15,500

+@ SAN DIEGO, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   TRAN Series A 1.52%, 07/28/03                 61,850               62,818

   SAN DIEGO, CALIFORNIA WATER
   AUTHORITY
   TECP Series 1
    1.50%, 07/03/02                              15,000               15,000
    1.20%, 07/12/02                               5,000                5,000

+@ SAN FRANCISCO, CALIFORNIA CITY
   & COUNTY AIRPORTS COMMISSION
   International Airport Certificates
    Series 476 1.19%, 07/07/02                   16,255               16,255
   International Airports RB TOB
    Series 429 1.19%, 07/07/02                    8,485                8,485
   International Airports RB TOBP
    (PA-662) 1.30%, 07/07/02                     12,670               12,670

+@ SAN FRANCISCO, CALIFORNIA CITY
   & COUNTY FINANCING CORP
   Lease RB (Moscone Center
    Expansion Project) Series
    2000-3 1.10%, 07/07/02                       13,900               13,900
   Lease RB (Moscone Center
    Expansion Project) Series 2000
    1.20%, 07/07/02                              18,900            18,900

+@ SAN FRANCISCO, CALIFORNIA CITY
   & COUNTY REDEVELOPMENT AGENCY
   M/F Housing RB (3rd & Mission)
     Series 1999C 1.15%, 07/07/02                20,000            20,000
   M/F Housing RB (Fillmore Center
     Project) Series A2 1.25%,
     07/07/02                                     3,750             3,750
   M/F Housing RB (Ocean Beach
     Apartments) Series-B 1.30%,
     07/07/02                                     4,850             4,850
   M/F Housing RB (Post Street
     Towers) Series A 1.15%,
     07/07/02                                    10,000            10,000
   M/F Housing RB (Winterland
     Project) Series 1985C 1.25%,
     07/07/02                                    16,800            16,800

+@ SAN FRANCISCO, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Magnolia
    Plaza Project) Series A 1.30%,
    07/07/02                                      5,500             5,500

   SAN JOAQUIN COUNTY, CALIFORNIA
   TRANSPORTATION AUTHORITY
   Sales Tax Revenue TECP
     1.25%, 07/10/02                             10,000            10,000
     1.20%, 08/08/02                             15,000            15,000
     1.25%, 08/09/02                             18,600            18,600

+@ SAN JOSE, CALIFORNIA
   M/F Housing RB (Almeden
    Lake Apartments Project)
    Series 1997A 1.20%, 07/07/02                 15,900            15,900
   M/F Housing RB (Betty Anne
    Apartments Project) Series A
    1.20%, 07/07/02                              11,000            11,000
   M/F Housing RB (Carlton Plaza
    Project) Series A 1.50%,
    07/07/02                                      5,000             5,000
   M/F Housing RB (El Paseo
     Apartments Project) Series B
     1.20%, 07/07/02                              5,000             5,000
   M/F Housing RB (Seinna at
     Renaissance Project) Series
     1996A 1.20%, 07/07/02                       21,500            21,500

   SAN JOSE, CALIFORNIA FINANCING
   AUTHORITY
   Lease Revenue BAN Series A
     1.32%, 12/12/02                             16,000            16,083

+@ SAN JOSE, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing (101 San Fernando
    Apartments Project) Series A
    1.25%, 07/07/02                              38,000            38,000
   Tax Allocation TOB Putters
    Series 158 1.28%, 07/07/02                   30,095            30,095



See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS  Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,         FACE VALUE        MKT. VALUE
   Rate, Maturity                          ($ x 1,000)       ($ x 1,000)
+@ SAN LEANDRO, CALIFORNIA
   M/F Housing RB (Carlton Plaza
    Project) Series A 1.70%,
    07/07/02                                    1,900             1,900

+@ SANGER, CALIFORNIA PUBLIC
   FINANCING AUTHORITY
   Revenue Refunding Bond (Utility
    System Funding Project)
    Series A 1.50%, 07/07/02                   10,000            10,000

   SANTA BARBARA COUNTY,
    CALIFORNIA
    TRAN Series A 1.52%, 07/25/03              12,000            12,186

+@ SANTA CLARA COUNTY, CALIFORNIA
   M/F Housing Revenue
    Refunding Bond (Brairwood
    Apartments Project) Series
    1996B 1.10%, 07/07/02                      12,400            12,400
   M/F Housing Revenue
    Refunding Bond (Grove
    Garden Apartments) Series
    1997A 1.10%, 07/07/02                      14,000            14,000

+@ SANTA CLARA COUNTY, CALIFORNIA
   ELECTRIC AUTHORITY
   RB, Series C 1.10%, 07/07/02                18,100            18,100

+@ SANTA CLARA COUNTY, CALIFORNIA
   HOSPITAL FACILITY AUTHORITY
   RB (El Camino Hospital District-
    Valley Medical Center Project)
    Series 1985A 1.25%, 07/07/02               16,700            16,700

+@ SANTA CLARA VALLEY, CALIFORNIA
   WATER DISTRICT
   COP TOB Series 411 1.15%,
    07/07/02                                   15,120            15,120

+@ SANTA FE SPRINGS, CALIFORNIA IDA
   RB 1.80%, 07/30/02                           4,000             4,000

+@ SANTA PAULA, CALIFORNIA PUBLIC
   FINANCING AUTHORITY
   Lease Water System RB (Aquis
    Project) 1.25%, 07/07/02                    9,200             9,200

+@ SANTA ROSA, CALIFORNIA
   M/F Housing RB (Quail Run
    Apartments) Series 1997A
    1.35%, 07/07/02                             4,850             4,850

+@ SANTA ROSA, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Apple Creek
    Apartments Project) Series E
    1.15%, 07/07/02                            17,140            17,140

   SONOMA COUNTY, CALIFORNIA
   TRAN 2.05%, 11/19/02                        21,500            21,577

 = SOUTH COAST, CALIFORNIA LOCAL
   EDUCATION AGENCIES
   TRAN Series A 1.65%, 06/30/03               25,000            25,331

+@ SOUTH PLACER, CALIFORNIA
   WASTEWATER AUTHORITY
   RB Series B 1.15%, 07/07/02                 20,000            20,000

+@ SOUTHERN CALIFORNIA HFA
   S/F Mortgage RB TOBP (PT-629)
    1.30%, 07/07/02                            25,000            25,000

+@ SOUTHERN CALIFORNIA PUBLIC
   POWER AUTHORITY
   RB (Southern Transmission
    Project) Series 1991 1.10%,
    07/07/02                                   27,115            27,115
   Revenue Refunding Bond
    (Palos Verdes Project) Series
    1996B 1.10%, 07/07/02                       6,400             6,400
   Revenue Refunding Bond
    (Southern Transmission Project)
    Series 2001A 1.10%, 07/07/02                6,095             6,095

+@ SOUTHERN CALIFORNIA SOUTHEAST
   RESOURCE RECOVERY FACILITY
   AUTHORITY
   RB Series 1993A 1.15%,
    07/07/02                                   12,241            12,241

+@ STOCKTON, CALIFORNIA COMMUNITY
   FACILITY DISTRICT
   RB 1.20%, 07/07/02                           1,555             1,555

+@ SUNNYVALE, CALIFORNIA
   COP (Government Center Site
    Acquisition) Series 2001A
    1.20%, 07/07/02                             7,900             7,900

+@ TULARE PORTERVILLE, CALIFORNIA
   SCHOOL FINANCING AUTHORITY
   RB 1.95%, 07/07/02                           6,220             6,220

+@ UNION CITY, CALIFORNIA
   M/F Housing RB (Greenhaven
    Apartments Project) Series
    1997A 1.10%, 07/07/02                      10,975            10,975



See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,             FACE VALUE            MKT. VALUE
   Rate, Maturity                              ($ x 1,000)           ($ x 1,000)

+@ UNIVERSITY OF CALIFORNIA BOARD
   OF REGENTS
   Eagle TOB 1.18%, 07/07/02                       19,430                19,430

   UNIVERSITY OF CALIFORNIA REGENTS
   TECP
    1.25%, 08/07/02                                10,000                10,000
    1.45%, 08/07/02                                17,300                17,300
    1.50%, 08/09/02                                16,000                16,000
    1.40%, 08/12/02                                 8,100                 8,100
    1.35%, 08/13/02                                14,921                14,921
    1.25%, 09/12/02                                23,545                23,545
    1.65%, 10/04/02                                 8,100                 8,100
    1.30%, 10/07/02                                25,000                25,000

+@ VAL VERDE, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   COP RB Series 2001A 1.11%,
    07/07/02                                       13,735                13,735

+@ VALLECITOS, CALIFORNIA WATER
   DISTRICT
   RB (Twin Oaks Reservoir Project)
    1.10%, 07/07/02                                19,300                19,300

+@ VALLEJO CITY, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   COP (Various Capital
    Improvement Financing
    Projects) Series 1999E 1.15%,
    07/07/02                                        5,765                 5,765

 = VENTURA COUNTY, CALIFORNIA
   TRAN 1.66%, 07/01/03                            20,000                20,263

+@ VICTOR VALLEY, CALIFORNIA
   COMMUNITY COLLEGE DISTRICT
   COP 1.15%, 07/07/02                             53,450                53,450

+@ VISTA, CALIFORNIA IDA
   IDRB (Desalination System, Inc.
    Project) 1.20%, 07/07/02                        5,650                 5,650

+@ WEST BASIN, CALIFORNIA
   MUNICIPAL WATER DISTRICT
   RB COP (Phase III Recycled
    Water Project) Series 1999A
    1.15%, 07/07/02                                 2,900                 2,900

+@ WEST SACRAMENTO, CALIFORNIA
   SPECIAL TAX
   RB (Community Facilities
    District No. 6) 1.70%, 07/07/02                 3,835                 3,835

+@ WESTMINSTER, CALIFORNIA
   COP (Civic Center Project)
    Series A 1.25%, 07/07/02                        3,790                 3,790

+@ WESTMINSTER, CALIFORNIA AGENCY
   Tax Allocation Bond (Community
    Redevelopment Project)
    1.25%, 07/07/02                                 9,365                 9,365

+@ WESTMINSTER, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (Brookhurst
    Royale) Series A 2.15%,
    07/07/02                                        7,700                 7,700
                                                                      ---------
                                                                      6,448,457
   PUERTO RICO  3.6%

   GOVERNMENT DEVELOPMENT
   BANK FOR PUERTO RICO
   TECP
     1.40%, 08/13/02                                1,846                 1,846
     1.45%, 08/14/02                                3,454                 3,454
     1.45%, 08/23/02                                9,435                 9,435
     1.35%, 09/10/02                                1,863                 1,863
     1.40%, 09/10/02                               25,559                25,559
     1.35%, 09/20/02                               41,000                41,000

 + PUERTO RICO COMMONWEALTH
 @ Infrastructure Eagle TOB
    Series 2000
    1.35%, 07/07/02                                15,465                15,465
    1.40%, 07/07/02                                20,000                20,000
 @ Public Improvement TOB Series
    2001A 1.18%, 07/07/02                           5,535                 5,535
 @ TOB Putters Series 232 1.18%,
    07/07/02                                       24,245                24,245
 @ TOB Series 204 1.18%, 07/07/02                   6,295                 6,295
 @ TOB Series 3 1.13%, 07/07/02                     5,495                 5,495
 @ TOBP (PA-652) 1.13%, 07/07/02                    2,730                 2,730
   Unlimited GO Series
   2001II-R-124 1.33%, 07/05/02                     4,895                 4,895

+@ PUERTO RICO COMMONWEALTH
   HIGHWAY & Transportation
   Authority
   Highway Revenue Refunded
    Bond Series T 2.50%, 07/01/02                   4,655                 4,725
   RB Series 1998A 1.10%,
    07/07/02                                        2,900                 2,900



See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS  Continued
As of June 30, 2002; unaudited.


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,         FACE VALUE         MKT. VALUE
   RATE, MATURITY                          ($ x 1,000)        ($ x 1,000)
   Revenue TOBP (PA-605) 1.13%,
    07/07/02                                    1,200              1,200
   Transportation Revenue Merlot
    TOB Series 2000FFF 1.27%,
    07/07/02                                    4,980              4,980

+@ PUERTO RICO COMMONWEALTH
   INFRASTRUCTURE FINANCING
   AUTHORITY
   TOBP (PA-498) 1.13%, 07/07/02                3,290              3,290

   PUERTO RICO ELECTRIC POWER
   AUTHORITY
+@ Infratructure Eagle TOB 1.40%,
    07/01/02                                    7,405              7,405
+@ RB TOB Putters 1.18%, 07/07/02               5,000              5,000
 o RB TOB Putters Series 164
    1.55%, 11/21/02                             2,765              2,765

+@ PUERTO RICO HIGHWAY &
   TRANSPOTATION AUTHORITY
   RB TOB (R-66) Series II 1.18%,
    07/07/02                                    8,600              8,600

+@ PUERTO RICO HOUSING FINANCE
   CORP.
   RB TOB Series R 1.25%,
    07/07/02                                    7,550              7,550

+@ PUERTO RICO PUBLIC BUILDING
   AUTHORITY
   Government Facilities RB TOB
    Putter Series 211 1.18%,
    07/07/02                                   14,995             14,995
   Revenue Guaranteed RB TOB
    Series II-R-56 1.18%, 07/07/02              6,545              6,545
                                                                 --------
                                                                 237,772

End of Portfolio Holdings. For totals, please see the first page of holdings for this fund.



See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                       $ 6,686,229 a
Cash                                                                       815
Receivables:
    Fund shares sold                                                     6,869
    Interest                                                            26,806
    Investments sold                                                   253,686
Prepaid expenses                                                 +          11
                                                                 -------------
TOTAL ASSETS                                                         6,974,416

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                15,376
    Dividends to shareholders                                            2,043
    Investments bought                                                 620,523
    Investment adviser and administrator fees                              110
    Transfer agent and shareholder service fees                            175
Accrued expenses                                                 +         199
                                                                 -------------
TOTAL LIABILITIES                                                      638,426

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         6,974,416
TOTAL LIABILITIES                                                -     638,426
                                                                 -------------
NET ASSETS                                                         $ 6,335,990

NET ASSETS BY SOURCE
Capital received from investors                                      6,336,679
Net realized capital losses                                               (689)

NET ASSETS BY SHARE CLASS

                                                         SHARES
SHARE CLASS                  NET ASSETS      /      OUTSTANDING      =       NAV
Sweep Shares                 $3,712,702               3,713,583            $1.00
Value Advantage Shares       $2,623,288               2,623,211            $1.00

a Includes illiquid restricted securities worth $41,910, or 0.63% of the fund's investments.The amortized cost for the fund's securities was $6,686,229. During the reporting period, the fund had $542,734 in transactions with other SchwabFunds(R).


FEDERAL TAX DATA
COST BASIS OF PORTFOLIO                                              $ 6,686,229

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                   Loss amount:
  2002                                                                  $   173
  2004                                                                       93
  2005                                                                       35
  2006                                                                       42
  2007                                                                      259
  2008                                                                +     958
                                                                      ---------
                                                                        $ 1,560



See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $ 47,557

NET REALIZED GAINS
--------------------------------------------------------------------------------
Net realized gains on investments sold                                     871

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               11,132 a
Transfer agent and shareholder service fees:
    Sweep Shares                                                         8,462 b
    Value Advantage Shares                                               2,767 b
Trustees' fees                                                              23 c
Custodian and portfolio accounting fees                                    276
Professional fees                                                           28
Registration fees                                                           93
Shareholder reports                                                        142
Other expenses                                                     +        33
                                                                   -----------
Total expenses                                                          22,956
Expense reduction                                                  -     5,074 d
                                                                   -----------
NET EXPENSES                                                            17,882

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 47,557
NET EXPENSES                                                       -    17,882
                                                                   -----------
NET INVESTMENT INCOME                                                   29,675
NET REALIZED GAINS                                                 +       871
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $ 30,546


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                                                  % OF AVERAGE
  SHARE CLASS                                                 DAILY NET ASSETS
  ----------------------------------------------------------------------------
  Sweep Shares                                                       0.25
  Value Advantage Shares                                             0.05

  SHAREHOLDER SERVICES:

                                                                  % OF AVERAGE
  SHARE CLASS                                                 DAILY NET ASSETS
  ----------------------------------------------------------------------------
  Sweep Shares                                                       0.20
  Value Advantage Shares                                             0.17

c For the fund's independent trustees only.

d Includes $4,510 from the investment adviser (CSIM) and $564 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                                                                  % OF AVERAGE
  SHARE CLASS                                                 DAILY NET ASSETS
  -----------------------------------------------------------------------------
  Sweep Shares                                                       0.65
  Value Advantage Shares                                             0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02 - 6/30/02 are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/02-6/30/02     1/1/01-12/31/01


Net investment income                            $    29,675       $   122,778
Net realized gains                            +          871               465
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                30,546           123,243

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          16,266            73,669
Value Advantage Shares                        +       13,409            49,109
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            29,675           122,778

TRANSACTIONS IN FUND SHARES                                                    a
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                       6,090,722        13,033,350
Value Advantage Shares                        +    1,494,933         3,316,593
                                              ----------------------------------
TOTAL SHARES SOLD                                  7,585,655        16,349,943

SHARES REINVESTED
Sweep Shares                                          14,938            72,176
Value Advantage Shares                        +       11,846            46,166
                                              ----------------------------------
TOTAL SHARES REINVESTED                               26,784           118,342

SHARES REDEEMED
Sweep Shares                                       6,290,604        13,131,183
Value Advantage Shares                        +    1,446,897         2,970,370
                                              ----------------------------------
TOTAL SHARES REDEEMED                              7,737,501        16,101,553

NET INCREASE OR DECREASE                            (125,062)          366,732 b

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                6,460,181         6,092,984
Total increase or decrease                    +     (124,191)          367,197 c
                                              ----------------------------------
END OF PERIOD                                    $ 6,335,990       $ 6,460,181

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See the Financial Notes, which are integral to this information.

SCHWAB

NEW YORK MUNICIPAL MONEY FUND

[PHOTO OF KEVIN SHAUGHNESSY]


     KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

     This fund may be appropriate for New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income.

TICKER SYMBOLS
SWEEP SHARES            SWNXX
VALUE ADVANTAGE SHARES  SWYXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. Stronger-than-expected economic figures released in March caused an increase in rates. During this time, we added to our positions in fixed-rate securities, which offered higher yields. This allowed us to maintain a neutral to slightly longer maturity versus our peer group. The longer maturity helped the fund's performance when yields fell once again during the second quarter as the strength of the recovery came into question.

NEW YORK STATE ENDED FISCAL 2002 (ON MARCH 30) WITH A $1 BILLION SURPLUS. In early June, the state passed a budget that projects a surplus for fiscal 2003 of $716 million, or 1.8% of expenditures.

As with other states that are highly dependent on income from capital gains and stock options, New York's personal income tax collections have been significantly affected by economic and financial declines. Fiscal 2002 collections were $1 billion lower than projected, and fiscal 2003 receipts are expected to be $2.5 billion below 2002. A number of upstate municipalities are in significant financial difficulty, and the state's $1 billion cut in grants to local governments will further exacerbate those problems. Furthermore, New York City continues to struggle with costs and lost revenues associated with the events of September 11.

In spite of these difficulties, the state is a solid investment-grade credit, with general obligation ratings of A2, AA/negative outlook and AA from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                                         VALUE
                                                        SWEEP          ADVANTAGE
                                                        SHARES           SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                           0.77%            1.01%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                 0.77%            1.01%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3            1.40%            1.84%
--------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                 NY Municipal
                 Money Fund
31-Dec-01        46
31-Jan-02        38
28-Feb-02        44
31-Mar-02        47
30-Apr-02        50
31-May-02        41
30-Jun-02        57


PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

1.     96.4%    New York
2.      3.6%    Puerto Rico

BY CREDIT QUALITY

[PIE CHART]

1.    100.0%    Tier 1


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.60% and 0.83%, the seven-day effective yields would have been 0.60% and 0.83% and the seven-day taxable-equivalent effective yields would have been 1.09% and 1.51%, respectively.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and New York state and New York City personal income tax rate of 45.05%.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.


FINANCIAL HIGHLIGHTS

                                               1/1/02-     1/1/01-     1/1/00-       1/1/99-      1/1/98-      1/1/97-
SWEEP SHARES                                    6/30/02    12/31/01    12/31/00      12/31/99     12/31/98     12/31/97
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00          1.00        1.00          1.00         1.00         1.00
                                               --------------------------------------------------------------------------
Income from investment operations:
    Net investment income                        0.00  4       0.02        0.03          0.03         0.03         0.03
                                               --------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income        (0.00) 4      (0.02)      (0.03)        (0.03)       (0.03)       (0.03)
                                               --------------------------------------------------------------------------
Net asset value at end of period                 1.00          1.00        1.00          1.00         1.00         1.00
                                               ==========================================================================
Total return (%)                                 0.41  2       2.06        3.39          2.59         2.78         2.96

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.69  1       0.69        0.69  3       0.69         0.69         0.69 3
Expense reductions reflected in above ratio      0.16  1       0.17        0.18          0.22         0.28         0.33
Ratio of net investment income to
  average net assets                             0.83  1       2.04        3.35          2.57         2.73         2.93
Net assets, end of period ($ x 1,000,000)         900           889         798           604          468          357

1 Annualized.

2 Not annualized.

3 Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.

4 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

                                               1/1/02-       1/1/01-      1/1/00-      1/1/99-      1/1/98-     1/1/97-
VALUE ADVANTAGE SHARES                          6/30/02      12/31/01     12/31/00     12/31/99     12/31/98    12/31/97
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00          1.00         1.00         1.00         1.00        1.00
                                               -------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01          0.02         0.04         0.03         0.03        0.03
                                               -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)        (0.02)       (0.04)       (0.03)       (0.03)      (0.03)
                                               -------------------------------------------------------------------------
Net asset value at end of period                   1.00          1.00         1.00         1.00         1.00        1.00
                                               =========================================================================
Total return (%)                                   0.53 2        2.30         3.64         2.83         3.03        3.21

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.45 1        0.45         0.45 3       0.45         0.45        0.45 3
Expense reductions reflected in above ratio        0.17 1        0.19         0.22         0.26         0.33        0.40
Ratio of net investment income to
  average net assets                               1.08 1        2.23         3.59         2.81         2.96        3.18
Net assets, end of period ($ x 1,000,000)           635           604          419          296          238         126


1 Annualized.

2 Not annualized.

3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+   Credit-enhanced security
o   Illiquid restricted security
@   Variable-rate security
=   Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%     MUNICIPAL SECURITIES
           Market Value: $1,599,976
           Cost: $1,599,976
-----------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $1,599,976
           Cost: $1,599,976


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
   RATE, MATURITY                                  ($ x 1,000)     ($ x 1,000)

   MUNICIPAL SECURITIES  100.0% of investments
   NEW YORK  96.4%
+@ ALBANY, NEW YORK INDUSTRIAL
   DEVELOPMENT AGENCY
   IDRB (Newkirk Products Project)
     Series 1995A 1.30%, 07/07/02                         1,000         1,000
   IDRB (United Cerebral Palsy
     Project) Series B 1.20%,
     07/07/02                                            11,455        11,455

+@ BABYLON, NEW YORK IDA
   Resource Recovery (Ogden
     Martin Project) Series 1998
     1.35%, 07/07/02                                      5,000         5,000

+@ CHAUTAQUA COUNTY, NEW YORK IDA
   Civic Facilities RB (Jamestown
     Center City Development
     Project) Series 2000A 1.25%,
     07/07/02                                             4,950         4,950

+@ CHENANGO COUNTY, NEW YORK IDA
   IDRB (Baille Lumber Project)
     Series 2000A 1.40%, 07/07/02                         5,151         5,151

+@ DUTCHESS COUNTY, NEW YORK IDA
   IDRB (Mechtroncis Corp.
     Project) Series 1998 1.35%,
     07/07/02                                             3,225         3,225
   IDRB (Trinity Pawling School
     Corp. Project) 1.20%, 07/07/02                       3,175         3,175

   EAST MEADOW, NEW YORK UNION
   FREE SCHOOL DISTRICT
   BAN 2.54%, 08/23/02                                   13,000        13,011

+@ HERKIMER COUNTY, NEW YORK IDA
   Civic Facilities RB (Templeton
     Foundation Project) 1.35%,
     07/07/02                                             2,100         2,100

+@ JAY STREET DEVELOPMENT CORP.,
   NEW YORK
     Lease RB (Jay Street Project)
     Series A-1
     1.10%, 07/07/02                                      3,200         3,200
     1.15%, 07/07/02                                     13,600        13,600


See the Financial Notes, which are integral to this information.

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                 FACE VALUE      MKT. VALUE
     RATE, MATURITY                                  ($ x 1,000)     ($ x 1,000)

   LONG ISLAND, NEW YORK POWER
   AUTHORITY
+@ Electric System RB Subseries
     1B 1.85%, 07/01/02                                  18,000        18,000
+@ Electric System RB Subseries
     2A 1.10%, 07/07/02                                   7,300         7,300
+@ Electric System RB Subseries
     3A 1.13%, 07/07/02                                  13,000        13,000
+@ Electric System RB TOB Series
     1998A 1.18%, 07/07/02                                1,900         1,900
+@ Electric System RB TOB Series
     338 1.18%, 07/07/02                                  2,400         2,400
+@ Electric System RB TOBP
     (PA 824) 1.21%, 07/07/02                             4,365         4,365
+@ Electric System RB TOBP
     (PA-522) 1.21%, 07/07/02                            21,000        21,000
+@ Electric System RB TOBP
     (PA-565) 1.21%, 07/07/02                            10,000        10,000
   TECP 1.60%, 07/03/02                                  14,000        14,000

   METROPOLITAN NEW YORK
   TRANSPORTATION AUTHORITY
+@ RB TOB Series 665 1.18%,
     07/07/02                                            10,000        10,000
+o RB TOBP (PA-1031-R) 1.32%,
     02/27/03                                            19,995        19,995
+@ Revenue Refunding TOB Series
     2002D-1 1.10%, 07/07/02                             10,000        10,000
+@ Revenue Refunding TOB Series
     2002D-2 1.10%, 07/07/02                             10,000        10,000
+@ Service Contract RB TOB Series
     678 1.23%, 07/07/02                                 19,000        19,000
   TECP 1.40%, 09/12/02                                  25,000        25,000

+@ MONROE COUNTY, NEW YORK
   IDRB (ENBI Corp. Lease Rent
     Project) Series 1988 1.30%,
     07/07/02                                             2,000         2,000

   NASSAU COUNTY, NEW YORK
   GO Series A 2.70%, 07/01/02                            4,895         4,895
   NASSAU COUNTY, NEW YORK
   INTERIM FINANCE AUTHORITY
   BAN Series 2001B-2 1.55%,
     09/12/02                                            25,000        25,047
 = BAN Series 2002A-1 1.40%,
     03/13/03                                            34,000        34,375
+@ NEW YORK CITY, NEW YORK
   GO Series 1992D 1.15%,
     07/07/02                                             4,300         4,300
   GO Subseries 1993A-7 1.75%,
     07/01/02                                             5,900         5,900
   GO Subseries A-8 1.10%,
     07/07/02                                             5,000         5,000
   GO Subseries H-2 1.75%,
     07/01/02                                            11,500        11,500
   GO Subseries H-3 1.70%,
     07/01/02                                             5,900         5,900
   GO TOB (CoreStates Merlot
     Program Project) Series
     1997C 1.27%, 07/07/02                               26,000        26,000
   GO TOB Series 394 1.18%,
     07/07/02                                             6,920         6,920
   GO TOB Series F 1.18%,
     07/07/02                                             3,395         3,395
   M/F Rental Housing RB (Tribeca
     Tower Project) Series 1997A
     1.15%, 07/07/02                                      2,300         2,300

+@ NEW YORK CITY, NEW YORK HEALTH
   & HOSPITAL CORP.
   RB TOBP (PA-555) 1.19%,
     07/07/02                                            17,620        17,620

+@ NEW YORK CITY, NEW YORK
   HOUSING DEVELOPMENT CORP.
   M/F Housing RB (100 Jane
     Street Development Project)
     Series A 1.20%, 07/07/02                             6,525         6,525
   M/F Housing RB (15th Street
     Development Project) 1.20%,
     07/07/02                                             3,700         3,700
   M/F Housing RB (One Columbus
     Project) Series A 1.20%,
     07/07/02                                            20,700        20,700
   M/F Rental Housing RB (Lyric
     Development Project) Series
     2001A 1.15%, 07/07/02                                5,000         5,000

+@ NEW YORK CITY, NEW YORK IDA
   Civic Facility RB (Jewish Board
     of Family Services Project)
     1.23%, 07/07/02                                     15,820        15,820
   RB TOBP (PT-459) 1.23%,
     07/07/02                                             4,265         4,265
   Special Facility RB (Korean
     Airlines Co. Project) Series
     1997A 1.25%, 07/07/02                                7,400         7,400


See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,               FACE VALUE        MKT. VALUE
    RATE, MATURITY                                  ($ x 1,000)     ($ x 1,000)

   NEW YORK CITY, NEW YORK MASS
   TRANSIT AUTHORITY
   TECP
     1.35%, 08/30/02                                      9,000         9,000
     1.40%, 09/09/02                                      2,000         2,000

+@ NEW YORK CITY, NEW YORK
   MUNICIPAL FINANCING AUTHORITY
   Water & Sewer System RB TOB
     1.19%, 07/07/02                                      4,995         4,995

   NEW YORK CITY, NEW YORK
   MUNICIPAL WATER
   TECP
     1.35%, 09/09/02                                     45,000        45,000
     1.40%, 09/26/02                                     19,000        19,000

+@ NEW YORK CITY, NEW YORK
   MUNICIPAL WATER FINANCE
   AUTHORITY
   Water & Sewer System Revenue
     TOBP (PA-492) 1.18%,
     07/07/02                                             3,250         3,250
   Water & Sewer System Revenue
     TOBP (PA-523) Series 1999B
     1.19%, 07/07/02                                      4,735         4,735
   Water & Sewer System Revenue
     TOBP (PA-838) 1.20%, 07/07/02                        4,995         4,995

 + NEW YORK CITY, NEW YORK TRANSIT
 @ Cultural Resources RB (American
     Museum of Natural History
     Project) Series 1993A 1.10%,
     07/07/02                                             5,285         5,285
   Cultural Resources RB (American
     Museum of Natural History
     Project) Series 1999B 2.60%,
     07/01/02                                             8,000         8,000

   NEW YORK CITY, NEW YORK
   TRANSITIONAL FINANCE AUTHORITY
   BAN (New York City Recovery
     Notes) Series 2001A
     1.35%, 10/02/02                                     12,845        12,906
     2.13%, 10/02/02                                     15,000        15,042
   BAN Series 2002-4 2.10%,
     02/26/03                                            25,000        25,063
   BAN Series 3 1.59%, 11/13/02                           9,000         9,037
+@ RB (Future Tax Secured Project)
     Series 2001B 1.80%, 07/01/02                         2,100         2,100
 o RB TOBP (PA-917) 2.15%,
     07/18/02                                            14,545        14,545
+@ TOB 1.18%, 07/07/02                                   15,720        15,720
   BAN Series 2002-4 1.90%,
     02/26/03                                            10,000        10,038

 + NEW YORK LOCAL GOVERNMENT
   ASSISTANCE CORP.
 o TOB Series 2000-23 1.90%,
     09/25/02                                            20,965        20,965
 o TOB Series 468X 1.65%, 07/07/02                        9,995         9,995

   NEW YORK STATE
+@ Environmental Pollution Control
     RB TOB Series 1994D 1.18%,
     07/07/02                                            17,050        17,050
   GO Series A 1.35%, 10/10/02                           21,150        21,150

 + NEW YORK STATE DORMITORY
   AUTHORITY
 @ Lease RB TOB Series 493
     1.18%, 07/07/02                                      2,180         2,180
 @ RB (New York Foundling
     Charitable Corp. Project)
     1.20%, 07/07/02                                      4,760         4,760
 o RB Putters TOB Series 107
     1.70%, 03/06/03                                     11,625        11,625
 o RB TOB Series 2000-15, 2.65,
     08/07/02                                            27,030        27,030
 @ RB TOB Series 2001D 1.32%,
     07/07/02                                             2,900         2,900
 @ TOB 1.18%, 07/07/02                                   12,375        12,375

+@ NEW YORK STATE ENERGY
   RESEARCH & DEVELOPMENT
   AUTHORITY
   Facility RB (Con Edison Co.
     Project) Subseries A-1 1.30%,
     07/07/02                                             5,000         5,000
   Facility RB (Con Edison Co.
     Project) Subseries A-2 1.20%,
     07/07/02                                             5,000         5,000
   Facility RB (Con Edison Co.
     Project) Subseries A-3 1.20%,
     07/07/02                                             4,000         4,000
   Gas Facilities RB TOB Series
     379 1.18%, 07/07/02                                 14,125        14,125
   TOB (Eagle Trust) Series 1994A
     1.18%, 07/07/02                                     14,850        14,850

   NEW YORK STATE ENVIRONMENTAL
   TECP
     1.30%, 08/07/02                                     20,000        20,000
      1.30%, 09/04/02                                     25,900        25,900


See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,               FACE VALUE        MKT. VALUE
    RATE, MATURITY                                  ($ x 1,000)     ($ x 1,000)

+@ NEW YORK STATE ENVIRONMENTAL
   FACILITIES CORP.
   TOB (Eagle Trust) 1.18%,
     07/07/02                                            24,225        24,225

+@ NEW YORK STATE HFA
   Housing RB (345 East 94th
     Street Housing Project)
     1.20%, 07/07/02                                     18,400        18,400
     1.20%, 07/07/02                                      3,800         3,800
   Housing RB (East 84th Street
     Project) Series 1995A 1.15%,
     07/07/02                                             1,500         1,500
   Housing RB (Union Square
     South Housing Project) 1.15%,
     07/07/02                                            15,400        15,400
   Housing RB (Worth Street
     Housing Project) Series A
     1.25%, 07/07/02                                     10,000        10,000
   M/F Housing RB Series 1999A
     1.20%, 07/07/02                                     17,500        17,500
   RB (101 West End Project)
     1.20%, 07/07/02                                     14,400        14,400
     1.20%, 07/07/02                                     10,600        10,600
   RB (350 West 43rd Street
     Housing Project) Series A
     1.20%, 07/07/02                                     10,000        10,000
   RB (66 West 38th Street Project)
     Series A 1.40%, 07/07/02                            11,400        11,400
   RB (70 Battery Place Project)
     Series 1999A 1.20%, 07/07/02                         8,500         8,500
   RB (Chelsea Arms Housing
     Project) Series 1998A 1.20%,
     07/07/02                                            18,000        18,000
   RB (Tribeca Landing) Series 1997A
     1.15%, 07/07/02                                      4,500         4,500
     1.20%, 07/07/02                                     13,000        13,000
   RB (West 20th Street Project)
     Series 2001A 1.23%, 07/07/02                        30,600        30,600
   RB (West 38th Street Project)
     Series 2001A 1.25%, 07/07/02                         5,200         5,200
   RB Series 1997A 1.15%,
     07/07/02                                            34,300        34,300
   Service Contract Obligation RB
     Series 2001A 1.15%, 07/07/02                         5,000         5,000

+@ NEW YORK STATE LOCAL
   GOVERNMENT ASSISTANCE CORP.
   RB Series 1994B 1.10%,
     07/07/02                                             2,500         2,500
   RB Series 1995D 1.15%,
     07/07/02                                             7,700         7,700
   RB Series 1995G 1.10%,
     07/07/02                                             2,000         2,000
   TOB 1.18%, 07/07/02                                    9,900         9,900

+@ NEW YORK STATE MEDICAL CARE
   FACILITIES FINANCING AGENCY
   RB (Pooled Equipment Loan
     Program 1) 1.30%, 07/07/02                           2,400         2,400

+@ NEW YORK STATE MEDICAL CARE
   FACILITY
   TOBP (PT-154) 1.19%, 07/07/02                          3,175         3,175

 + NEW YORK STATE MORTGAGE
   AGENCY
 @ RB TOB (Homeowners
     Mortgage) Series 77-A 1.32%,
     07/07/02                                            10,835        10,835
 @ RB TOB Series B3 1.47%,
     07/07/02                                             4,800         4,800
 o RB TOBP (PA-153C) 1.70%,
     11/14/02                                             4,640         4,640
 o RB TOBP (PA-627R) 1.70%,
     11/14/02                                            13,995        13,995
 o RB TOBP (PA-628R) 2.75%,
     11/14/02                                             5,335         5,335
 @ RB TOBP (PA-907) 1.23%,
     07/07/02                                             5,495         5,495
 @ RB TOBP (PT-260) 1.23%,
     07/07/02                                             6,845         6,845
 o RB TOBP (PT-289) 1.95%,
     07/07/02                                             6,760         6,760
 @ TOB Series 1999F 1.32%,
     07/07/02                                            24,795        24,795

   NEW YORK STATE POWER AUTHORITY
+@ RB Series 5 1.10%, 07/07/02                           11,900        11,900
   TECP 1.45%, 08/07/02                                  10,200        10,200

+@ NEW YORK STATE THRUWAY
   AUTHORITY
   General Revenue TOB Series
     456 1.18%, 07/07/02                                  6,995         6,995
   Service Contract RB (Roc-R-142)
     Series II 1.18%, 07/07/02                            4,995         4,995

   NEW YORK STATE TOLLWAY AUTHORITY
   General Revenue BAN Series
     2002A 2.20%, 03/26/03                               33,445        33,698
   RB (Highway & Bridge Trust
     Fund) Series 2002B 1.49%,
     04/01/03                                             8,635         8,729

See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,               FACE VALUE        MKT. VALUE
    RATE, MATURITY                                  ($ x 1,000)     ($ x 1,000)

+@ NEW YORK STATE TRIBOROUGH
   BRIDGE & TUNNEL AUTHORITY
   RB Series 1999C 1.10%,
     07/07/02                                            28,350        28,350
   Special Obligation RB Series C
     1.15%, 07/07/02                                     13,400        13,400

+@ NIAGARA COUNTY, NEW YORK
   IDRB (Allegheny Ludlum Steel
     Co. Project) Series 1984 1.30%,
     07/07/02                                            10,000        10,000

 = NORTH BABYLON, NEW YORK UNION
   FREE SCHOOL DISTRICT
   TAN 1.63%, 06/26/03                                   14,300        14,418

   OCEANSIDE, NEW YORK UNION
   FREE SCHOOL DISTRICT
   BAN 1.63%, 06/27/03                                    8,000         8,068

   PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
+o RB TOB Putters Series 243
     1.45%, 08/29/02                                      9,930         9,930
   TECP
     1.67%, 07/11/02                                     18,000        18,000
     1.60%, 08/09/02                                      6,160         6,160
     1.45%, 08/13/02                                     10,150        10,150

+@ POUGHKEEPSIE, NEW YORK IDA
   IDRB (Eastman & Bixby Project)
     Series 2000B 1.20%, 07/07/02                         3,000         3,000

+@ SCHENECTADY, NEW YORK
   IDRB (Fortitech Holding Corp.
     Project) Series 1995A 1.30%,
     07/07/02                                             1,000         1,000

 + SUFFOLK COUNTY, NEW YORK
   BAN 1.79%, 05/14/03                                   11,940        12,038

+@ TOMPKINS COUNTY, NEW YORK IDA
   RB (Civic Facility Cornell) Series
     2002A 1.15%, 07/07/02                                6,555         6,555
   RB (Civic Facility Cornell) Series
     2002B 1.15%, 07/07/02                                7,000         7,000

+@ TRIBOROUGH, NEW YORK BRIDGE &
   TUNNEL AUTHORITY
   General Purpose RB Series C
     1.10%, 07/07/02                                     12,500        12,500
   Special Obligation Refunding
     Bond Series 2000A 1.15%,
     07/07/02                                             6,250         6,250

 = WEST GENESEE CENTRAL, NEW
   YORK SCHOOL DISTRICT
   BAN 1.60%, 07/11/03                                   13,935        14,075

+@ WESTCHESTER COUNTY, NEW YORK IDA
   IDRB (Levister Redevelopment
     Co., LLC) Series A 1.20%,
     07/07/02                                             7,000         7,000
   IDRB (Levister Redevelopment
     Co., LLC) Series B 1.20%,
     07/07/02                                             6,000         6,000

+@ YONKERS, NEW YORK CIVIC
   FACILITIES
   IDRB (Consumers Union Facility
     Project) Series 1989 1.15%,
     07/07/02                                             1,300         1,300
   IDRB (Consumers Union Facility
     Project) Series 1991 1.15%,
     07/07/02                                               700           700
   IDRB (Consumers Union Facility
     Project) Series 1994 1.15%,
     07/07/02                                             1,740         1,740
                                                                    ---------
                                                                    1,541,656

   PUERTO RICO  3.6%

 + PUERTO RICO COMMONWEALTH
   GO 1.50%, 07/01/02                                    10,660        10,820
 @ Public Improvement TOB Series
     2001R 1.30%, 07/07/02                                5,600         5,600
 @ Public Improvement TOB Series
     3 1.13%, 07/07/02                                    7,500         7,500

+@ PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY
   Transportation RB Series 1998A
     1.10%, 07/07/02                                      3,100         3,100

   PUERTO RICO GOVERNMENT
   DEVELOPMENT BANK
   TECP
     1.55%, 08/01/02                                     11,000        11,000
     1.35%, 09/20/02                                     10,400        10,400

+o PUERTO RICO HOUSING FINANCE CORP.
   RB TOB Series J 1.85%,
     10/03/02                                             9,900         9,900
                                                                     ---------
                                                                        58,320

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------
Investments, at market value                               $1,599,976 a
Cash                                                              321
Receivables:
      Fund shares sold                                          4,152
      Interest                                                  5,590
Prepaid expenses                                        +          20
                                                        -------------
TOTAL ASSETS                                                1,610,059

LIABILITIES
---------------------------------------------------------------------
Payables:
      Fund shares redeemed                                      3,173
      Dividends to shareholders                                   493
      Investment bought                                        71,616
      Investment adviser and administrator fees                    26
      Transfer agent and shareholder service fees                  44
Accrued expenses                                        +          69
                                                        -------------
TOTAL LIABILITIES                                              75,421

NET ASSETS
---------------------------------------------------------------------
TOTAL ASSETS                                                1,610,059
TOTAL LIABILITIES                                       -      75,421
                                                        -------------
NET ASSETS                                                 $1,534,638

NET ASSETS BY SOURCE
Capital received from investors                             1,534,933
Net realized capital losses                                      (295)

NET ASSETS BY SHARE CLASS

                                                SHARES
SHARE CLASS              NET ASSETS    /   OUTSTANDING     =   NAV
Sweep Shares               $899,863            900,114         $1.00
Value Advantage Shares     $634,775            634,882         $1.00

a Includes illiquid restricted securities worth $154,715, or 9.67% of the fund's investments. The amortized cost for the fund's securities was $1,599,976. During the reporting period, the fund had $367,615 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO       $1,599,992

UNUSED CAPITAL LOSSES:
Expires 12/31 of:            Loss amount:
    2003                              $6
    2004                               9
    2006                               6
    2007                              53
    2008                             186
    2009                     +        43
                             -----------
                                    $303


See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------
Interest                                                   $   11,846

NET REALIZED GAINS
---------------------------------------------------------------------
Net realized gains on investments sold                             20

EXPENSES
---------------------------------------------------------------------
Investment adviser and administrator fees                       2,869 a
Transfer agent and shareholder
service fees:
      Sweep Shares                                              2,060 b
      Value Advantage Shares                                      703 b
Trustees' fees                                                     13 c
Custodian and portfolio accounting fees                           144
Professional fees                                                  20
Registration fees                                                   6
Shareholder reports                                                45
Other expenses                                          +           9
                                                        -------------
Total expenses                                                  5,869
Expense reduction                                       -       1,274 d
                                                        -------------

NET EXPENSES                                                    4,595

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        11,846
NET EXPENSES                                            -       4,595
                                                        -------------
NET INVESTMENT INCOME                                           7,251
NET REALIZED GAINS                                      +          20
                                                        -------------
INCREASE IN NET ASSETS FROM OPERATIONS                     $    7,271

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of aver- age daily net assets as follows:

   TRANSFER AGENT SERVICES:

                            % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
--------------------------------------------
   Sweep Shares                  0.25
   Value Advantage Shares        0.05

   SHAREHOLDER SERVICES:

                            % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
--------------------------------------------
   Sweep Shares                  0.20
   Value Advantage Shares        0.17

c For the fund's independent trustees only.

d Includes $1,242 from the investment adviser (CSIM) and $32 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                            % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
--------------------------------------------
   Sweep Shares                  0.69
   Value Advantage Shares        0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
-------------------------------------------------------------------------------

                                              1/1/02-6/30/02  1/1/01-12/31/01
Net investment income                                 $7,251          $29,627
Net realized gains or losses                   +          20              (54)
                                              --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 7,271           29,573

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                           3,819           17,301
Value Advantage Shares                         +       3,432           12,326
                                              --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             7,251           29,627

TRANSACTIONS IN FUND SHARES                                                   a
------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                       1,507,536        2,857,059
Value Advantage Shares                         +     372,094          720,805
                                              --------------------------------
TOTAL SHARES SOLD                                  1,879,630        3,577,864

SHARES REINVESTED
Sweep Shares                                           3,484           16,899
Value Advantage Shares                         +       3,036           11,690
                                              --------------------------------
TOTAL SHARES REINVESTED                                6,520           28,589

SHARES REDEEMED
Sweep Shares                                       1,500,030        2,782,798
Value Advantage Shares                         +     344,111          547,669
                                              --------------------------------
TOTAL SHARES REDEEMED                              1,844,141        3,330,467

NET INCREASE                                          42,009          275,986 b

NET ASSETS
------------------------------------------------------------------------------
Beginning of period                                1,492,609        1,216,677
Total increase                                 +      42,029          275,932 c
                                              --------------------------------
END OF PERIOD                                     $1,534,638       $1,492,609

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

NEW JERSEY MUNICIPAL MONEY FUND

[PHOTO OF KEVIN SHAUGHNESSY]

     KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

     This fund may be appropriate for New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax exempt income.


TICKER SYMBOL     SWJXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.


MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. Stronger-than-expected economic figures released in March caused an increase in rates. During this time, we added to our positions in fixed-rate securities, which offered higher yields. This allowed us to maintain a neutral to slightly longer maturity versus our peer group. The longer maturity helped the fund's performance when yields fell once again during the second quarter as the strength of the recovery came into question.

NEW JERSEY'S REVENUES FROM SALES AND INCOME TAXES WERE DOWN SUBSTANTIALLY IN FISCAL 2002, AS A RESULT OF THE EVENTS OF 9/11 AND DECLINES IN THE STOCK MARKET, which lowered revenues from capital gains and stock options. Consequently, the state ended fiscal 2002 (on June 30) with a general fund balance of only $100 million, or about 0.4% of expenditures, and began fiscal 2003 projecting a $6.1 billion deficit for the year. The state's budget addresses this deficit by selling tobacco bonds and restructuring corporate income taxes.

In the second half of the report period, rating agencies lowered the state's bond ratings. However, with the diversity of its economy as well as its revenue raising ability, New Jersey is a strong investment grade credit, with general obligation ratings of Aa2/negative outlook, AA and AA from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


-----------------------------------------------------------
Seven-Day Yield                                       0.83%
-----------------------------------------------------------
Seven-Day Effective Yield                             0.83%
-----------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3        1.44%
-----------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

            NJ Municipal
             Money Fund
31-Dec-01         45
31-Jan-02         47
28-Feb-02         41
31-Mar-02         43
30-Apr-02         51
31-May-02         40
30-Jun-02         49


PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

1.     87.7%   New Jersey
2.      9.3%   Puerto Rico
3.      3.0%   Pennsylvania

BY CREDIT QUALITY

[PIE CHART]

1.    100.0%   Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the funds's seven-day yield would have been 0.58%, the seven-day effective yield would have been 0.58% and the seven-day taxable-equivalent effective yield would have been 1.01%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and New Jersey state personal income tax rate of 42.51%.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.

FINANCIAL HIGHLIGHTS

                                                1/1/02-     1/1/01-     1/1/00-     1/1/99-    2/2/98 4-
                                                6/30/02     12/31/01    12/31/00    12/31/99   12/31/98
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00          1.00        1.00        1.00        1.00
                                               ----------------------------------------------------------
Income from investment operations:
  Net investment income                          0.00  5       0.02        0.03        0.03        0.03
Less distributions:
  Dividends from net investment income          (0.00) 5      (0.02)      (0.03)      (0.03)      (0.03)
                                               ----------------------------------------------------------
Net asset value at end of period                 1.00          1.00        1.00        1.00        1.00
                                               ==========================================================
Total return (%)                                 0.43  2       2.13        3.38        2.58        2.60 2


RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.65  1       0.65        0.65 3      0.65        0.65 1
Expense reductions reflected in above ratio      0.24  1       0.25        0.27        0.29        0.48 1
Ratio of net investment income to
  average net assets                             0.87  1       2.08        3.35        2.60        2.75 1
Net assets, end of period ($ x 1,000,000)         405           382         321         206          98

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.

5 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+   Credit-enhanced security
o   Illiquid restricted security
@   Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $403,304
        Cost: $403,304
------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $403,304
        Cost: $403,304

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE       MKT. VALUE
   RATE, MATURITY                                   ($ x 1,000)      ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments
--------------------------------------------------------------------------------
   NEW JERSEY 87.7%

   BERGEN COUNTY, NEW JERSEY
   General Improvement GO 2.57%, 07/15/02                1,800            1,801
   Special Services GO (Vocational School
      Project) 2.57%, 07/15/02                             400              400

+@ CAMDEN COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Harvest Village Project)
      Series 1999A 1.85%, 07/01/02                       1,900            1,900

   EAST BRUNSWICK TOWNSHIP, NEW JERSEY
   BAN
      2.65%, 07/26/02                                    7,000            7,003
      2.05%, 03/19/03                                    7,400            7,449

   ESSEX COUNTY, NEW JERSEY
   General Improvement GO
      1.83%, 06/01/03                                    1,400            1,430

+@ ESSEX COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   Lease Revenue TOBP (PA-648)
      1.13%, 07/07/02                                    5,995            5,995

+@ ESSEX COUNTY, NEW JERSEY
   PUBLIC IMPROVEMENT AUTHORITY
   RB (County Asset Sale Project)
      Series 1995 1.20%, 07/07/02                        1,000            1,000

   MONMOUTH COUNTY, NEW JERSEY
   General Improvement GO 2.60%,
      07/15/02                                           1,055            1,055

   MONMOUTH COUNTY, NEW JERSEY
   COUNTY COLLEGE
   GO 2.60%, 07/15/02                                      600              600

+@ MONMOUTH COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Pooled Government Loan
      Program) 1.05%, 07/07/02                           9,500            9,500

   MONTCLAIR, NEW JERSEY
   BAN 2.14%, 04/11/03                                  11,694           11,771

   NEW BRUNSWICK, NEW JERSEY
   BAN 2.63%, 08/21/02                                  10,000           10,008


See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE       MKT. VALUE
   RATE, MATURITY                                   ($ x 1,000)      ($ x 1,000)

   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
 + Market Transition Facility RB
      Series 1994A 2.70%, 07/01/02                       1,120            1,120
 + Municipal Loan Pool RB 2.25%, 09/15/02                  900              902
+@ Natural Gas Facilities RB TOB
      (Nui Corp. Project)
      Series 161 1.23%, 07/07/02                         1,525            1,525
+@ Natural Gas Facilities RB TOB
      Series 371 1.18%, 07/07/02                         3,000            3,000
+@ Natural Gas Facilities Revenue Refunding
      Bond (New Jersey Natural Gas Co.)
      Series 1998B 1.15%, 07/07/02                       1,400            1,400
+@ RB (500 International Partners
      Project) 1.20%, 07/07/02                           5,800            5,800
+@ RB (Catholic Community Services
      Project) 1.15%, 07/07/02                           4,895            4,895
+@ RB (Geriatric Services Housing Corp.
      Project) 1.15%, 07/07/02                           7,735            7,735
+@ RB (Graphic Management, Inc. Project)
      1.15%, 07/07/02                                    5,465            5,465
+@ RB (Hamilton Industrial Development
      Project) Series 1998 1.30%, 07/07/02               6,480            6,480
+@ RB (Jewish Home Rockleigh Project)
      Series 1998A 1.30%, 07/07/02                       5,000            5,000
+@ RB (Job Haines Home Project)
      1.20%, 07/07/02                                    3,800            3,800
+@ RB (St. James Prep & Social Service
      Project) Series 1998 1.20%, 07/07/02               3,240            3,240
+@ RB (Stone Brothers Secaucus Project)
      1.33%, 07/07/02                                    1,860            1,860
+@ RB (Toys R Us, Inc. Project)
      Series 1984 1.65%, 07/30/02                        3,000            3,000
+@ RB (Wechsler Coffee Corp. Project)
      Series 1998 1.35%, 07/07/02                        1,025            1,025
+@ Revenue Refunding Bond (Airis Newark,
      LLC Project) 1.10%, 07/07/02                       1,500            1,500
   TECP 1.20%, 07/09/02                                 19,100           19,100
+@ Thermal Energy Facilities RB
      (Marina Energy, LLC Project)
      Series 2001A 1.10%, 07/07/02                       1,700            1,700
+@ Thermal Energy Facilities RB
      (Thermal Energy, Ltd. Partnership
      I Project) Series 1997 1.25%, 07/07/02             4,600            4,600

+@ NEW JERSEY HEALTH CARE
   FACILITIES FINANCING AUTHORITY
   RB (Hackettstown Community
      Hospital Project) 1.20%, 07/07/02                  6,900            6,900
   RB (Hospital Capital Asset Financing
      Project) Series 1985D 1.10%, 07/07/02              1,500            1,500
   RB (Princeton Medical Center Project)
      Series 1999A-3 1.20%, 07/07/02                     3,100            3,100
   RB Series 2001A1 1.10%, 07/07/02                      7,000            7,000
   RB Series 2001A3 1.10%, 07/07/02                      4,000            4,000
   RB TOBP (PA-504) 1.13%, 07/07/02                      6,200            6,200
   Revenue Refunding Bond
      (Christian Health Project)
      Series 1998B 1.17%, 07/07/02                       9,600            9,600

+@ NEW JERSEY SPORTS & EXPOSITION AUTHORITY
   State Contract RB Series
      2002B-2 1.30%, 07/07/02                            8,200            8,200

   NEW JERSEY STATE
   Governmental GO 1.70%, 08/01/02                       2,000            2,038

 + NEW JERSEY STATE EDUCATIONAL
   FACILITIES AUTHORITY
 @ RB (Caldwell College) Series 2000B
      1.45%, 07/07/02                                    2,300            2,300
   RB (Seton Hall University Project)
      Series 2001A 2.56%, 07/01/02                       2,245            2,245

 + NEW JERSEY STATE HIGHER EDUCATION
   ASSISTANCE AUTHORITY
      Student Loan RB Series 1999B
      1.75%, 06/01/03                                    3,500            3,500

 @ NEW JERSEY STATE HOUSING & MORTGAGE
   FINANCE AGENCY
 o RB TOBP (PT-285) 1.55%, 07/11/02                     14,900           14,900


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                  FACE VALUE       MKT. VALUE
   RATE, MATURITY                                   ($ x 1,000)      ($ x 1,000)

 @ RB TOBP (PT-635) 1.18%, 07/07/02                      4,850            4,850

   NEW JERSEY STATE
   TRANSPORTATION CORP
+@ COP TOB Series 690 1.18%, 07/07/02                   16,665           16,665
 o TOB Series 148 2.00%, 10/04/02                        4,100            4,100

+@ NEW JERSEY STATE TRANSPORTATION
   TRUST FUND AUTHORITY
   TOB Series 2000C 1.23%, 07/07/02                     11,495           11,495
   TOB Series 203 1.18%, 07/07/02                        1,995            1,995
   TOB Series 204 1.18%, 07/07/02                       13,685           13,685

+@ NEW JERSEY STATE TURNPIKE
   AUTHORITY
   RB Series 1991D 1.10%, 07/07/02                      12,900           12,900
   RB TOB (Eagle Trust Project)
      1.18%, 07/07/02                                    8,000            8,000
   RB TOBP (PA-719) 1.18%, 07/07/02                      5,000            5,000

 + NEWARK, NEW JERSEY
   General Improvement GO 1.47%, 10/01/02                2,700            2,724

+@ NORTH HUDSON,NEW JERSEY
   SEWAGE AUTHORITY
   RB Series 2001B 1.10%, 07/07/02                       4,000            4,000

   PORT AUTHORITY OF NEW YORK & NEW JERSEY
   RB 2.70%, 07/15/02                                    7,850            7,857
+@ Special Obligation RB TOB
     Series 805 1.32%, 07/07/02                          2,290            2,290
   TECP 1.35%, 11/08/02                                  5,000            5,000
+@ TOB Series 153 1.25%, 07/07/02                          370              370
+o TOBP (PA-518) 3.32%, 07/11/02                         6,795            6,795

   SUSSEX COUNTY, NEW JERSEY
   BAN 1.79%, 06/06/03                                   6,596            6,654

+@ TRENTON, NEW JERSEY PARKING AUTHORITY
   Putters RB TOB Series 221
      1.20%, 07/07/02                                    4,320            4,320

+@ UNION COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Cedar Glen Housing Corp.)
      Series 2001A 1.10%, 07/07/02                       6,500            6,500

+@ UNIVERSITY MEDICINE & DENTISTRY
   OF NEW JERSEY
   RB Series 2002B 1.23%, 07/07/02                       7,000            7,000

   WOODBRIDGE TOWNSHIP, NEW JERSEY
   BAN 1.52%, 07/08/03                                   7,000            7,068
                                                                        -------
                                                                        353,810

   PENNSYLVANIA 3.0%

+@ DELAWARE RIVER PORT AUTHORITY OF
   PENNSYLVANIA & NEW JERSEY
   RB TOBP (PA-606) 1.18%, 07/07/02                     10,250           10,250
   RB TOBP (PA-611) 1.18%, 07/07/02                      1,695            1,695
                                                                        -------
                                                                         11,945

   PUERTO RICO 9.3%

+@ PUERTO RICO COMMONWEALTH
   Public Improvement TOB Series
      2001A 1.30%, 07/07/02                              1,700            1,700
   Public Improvement TOB
      Series 3 1.13%, 07/07/02                           7,000            7,000
   Unlimited GO Series
      2001II-R-124 1.33%, 07/07/02                         100              100

+o PUERTO RICO ELECTRIC POWER AUTHORITY
   RB TOB Putters Series 164
      1.55%, 11/21/02                                   13,000           13,000

   PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   TECP
      1.55%, 08/01/02                                    3,000            3,000
      1.60%, 08/21/02                                    3,999            3,999
      1.35%, 09/20/02                                    8,750            8,750
                                                                        -------
                                                                         37,549

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.


ASSETS
-----------------------------------------------------------------------------
Investments, at market value                                         $403,304 a
Cash                                                                      322
Receivables:
   Interest receivable                                                  1,846
   Investments sold                                                    11,312
Prepaid expenses                                                  +        11
                                                                  -----------
TOTAL ASSETS                                                          416,795

LIABILITIES
-----------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                              121
   Investments bought                                                  12,067
   Investment adviser and administrator fees                                5
   Transfer agent and shareholder service fees                             15
Accrued expenses                                                  +        35
                                                                  -----------
TOTAL LIABILITIES                                                      12,243

NET ASSETS
-----------------------------------------------------------------------------
TOTAL ASSETS                                                          416,795
TOTAL LIABILITIES                                                 -    12,243
                                                                  -----------
NET ASSETS                                                           $404,552

NET ASSETS BY SOURCE
Capital received from investors                                       404,540
Net realized capital gains                                                 12

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$404,552         404,576           $1.00


a Includes illiquid restricted securities worth $38,795, or 9.62% of the fund's investments. The amortized cost for the fund's securities was $403,304. During the reporting period, the fund had $334,750 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA
COST BASIS OF PORTFOLIO            $403,304

UNUSED CAPITAL LOSSES:
Expires 12/31 of:              Loss amount:
   2007                            $      5
   2008                         +        24
                                -----------
                                   $     29


See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------
Interest                                                $2,958

NET REALIZED GAINS
--------------------------------------------------------------
Net realized gains on investments sold                      41

EXPENSES
--------------------------------------------------------------
Investment adviser and administrator fees                  738 a
Transfer agent and shareholder service fees                873 b
Trustees' fees                                              13 c
Custodian and portfolio accounting fees                     74
Professional fees                                           15
Registration fees                                            5
Shareholder reports                                         11
Other expenses                                       +       5
                                                     ---------
Total expenses                                           1,734
Expense reduction                                    -     472 d
                                                     ---------
NET EXPENSES                                             1,262

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  2,958
NET EXPENSES                                         -   1,262
                                                     ---------
NET INVESTMENT INCOME                                    1,696
NET REALIZED GAINS                                   +      41
                                                     ---------
INCREASE IN NET ASSETS FROM OPERATIONS                  $1,737


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
-----------------------------------------------------------------------------
                                             1/1/02-6/30/02   1/1/01-12/31/01
Net investment income                              $  1,696       $     7,456
Net realized gains                             +         41                 9
                                               ------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                1,737             7,465

DISTRIBUTIONS PAID
-----------------------------------------------------------------------------
Dividends from net investment income               $  1,696       $     7,456

TRANSACTIONS IN FUND SHARES                                                   a
-----------------------------------------------------------------------------
Shares sold                                         586,576         1,155,713
Shares reinvested                                     1,556             7,343
Shares redeemed                                +   (565,959)       (1,101,332)
                                               ------------------------------
NET INCREASE                                         22,173            61,724

NET ASSETS
-----------------------------------------------------------------------------
Beginning of period                                 382,338           320,605
Total increase                                 +     22,214            61,733 b
                                               ------------------------------
END OF PERIOD                                     $ 404,552       $   382,338

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

PENNSYLVANIA MUNICIPAL MONEY FUND

[PHOTO OF WALTER BEVERIDGE]

         Walter Beveridge, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.


         This fund may be appropriate for Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income.

TICKER SYMBOL  SWEXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. Stronger-than-expected economic figures released in March caused an increase in rates. During this time, we added to our positions in fixed-rate securities, which offered higher yields. This allowed us to maintain a neutral to slightly longer maturity versus our peer group. The longer maturity helped the fund's performance when yields fell once again during the second quarter as the strength of the recovery came into question.

THE STATE CONTINUES TO MAINTAIN ABOVE-AVERAGE CREDIT QUALITY. This is derived from its conservative financial management, strong financial reserves, increasing economic diversification and moderate debt levels. The state has also been helped by the fact that, over the past thirty years, its economy has shifted from its traditional heavy industrial base to a more diversified economy that now resembles the employment profile of the country as a whole.

The current economic slowdown is projected to produce a shortfall in budgeted revenues of about 6% for fiscal 2002 (which ended June 30). The state is expected to close this gap through a combination of reducing expenditures, making interfund transfers and taking money out of the "rainy day" fund that the state has been maintaining for situations such as the present one where a budget deficit is projected.

Pennsylvania's general obligations ratings are Aa2, AA and AA by Moody's, Standard & Poor's and Fitch, respectively.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

----------------------------------------------------------
Seven-Day Yield                                       0.82%
----------------------------------------------------------
Seven-Day Effective Yield                             0.82%
----------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3        1.37%
----------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]


                            Pennsylvania
                             Municipal
                             Money Fund
31-Dec-01                      27
31-Jan-02                      39
28-Feb-02                      38
31-Mar-02                      34
30-Apr-02                      27
31-May-02                      43
30-Jun-02                      54


PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

1.  98.1%    Pennsylvania
2.  1.9%     Puerto Rico

BY CREDIT QUALITY

[PIE CHART]

1.  100.0%   Tier 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.56%, the seven-day effective yield would have been 0.56% and the seven-day taxable-equivalent effective yield would have been 0.94%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and Pennsylvania state personal income tax rate of 40.32%.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.


FINANCIAL HIGHLIGHTS

                                                    1/1/02-      1/1/01-       1/1/00-       1/1/99-        2/2/98 4-
                                                    6/30/02      12/31/01      12/31/00      12/31/99       12/31/98
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period               1.00          1.00          1.00           1.00          1.00
                                                   ---------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.00  5       0.02          0.04           0.03          0.03
                                                   ---------------------------------------------------------------
Less distributions:
   Dividends from net investment income             (0.00) 5      (0.02)        (0.04)         (0.03)        (0.03)
                                                   ---------------------------------------------------------------
Net asset value at end of period                     1.00          1.00          1.00           1.00          1.00
                                                   ===============================================================
Total return (%)                                     0.43  2       2.20          3.57           2.71          2.72 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                0.65  1       0.65          0.65 3         0.65          0.65 1
Expense reductions reflected in above ratio          0.26  1       0.27          0.27           0.29          0.51 1
Ratio of net investment income to
   average net assets                                0.87  1       2.14          3.52           2.68          2.85 1
Net assets, end of period ($ x 1,000,000)             278           292           225            164           122



1 Annualized.

2 Not annualized.


3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.

5 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $289,265
        Cost: $289,265
-------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $289,265
        Cost: $289,265


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,             FACE VALUE       MKT. VALUE
   RATE, MATURITY                              ($ x 1,000)      ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments
   ------------------------------------------------------------------------

   PENNSYLVANIA  98.1%

 + ALLEGHENY COUNTY,
   PENNSYLVANIA AIRPORT AUTHORITY
   Airport Revenue Refunding Bond
    (Pittsburgh International
    Airport Project) Series 1997A-1
    1.70%, 01/01/03                              3,000             3,052
   Airport Revenue Refunding
    Bond (Pittsburgh International
    Airport Project) Series 1999
    1.75%, 01/01/03                              2,435             2,478

+@ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA
   RB (Saureisen Project) 1.50%,
    07/07/02                                     1,300             1,300

 + ALLEGHENY COUNTY,
   PENNSYLVANIA PORT AUTHORITY
   GAN 1.60%, 06/30/03                          12,000            12,164

 + ALLENTOWN, PENNSYLVANIA
   SCHOOL DISTRICT
   GO, Series 1999B 1.43%,
    08/15/02                                     1,360             1,366

+@ BERKS COUNTY, PENNSYLVANIA IDA
   RB (Beacon Container Project)
    1.45%, 07/07/02                              1,730             1,730

 + BLAIR COUNTY, PENNSYLVANIA
   CONVENTION & SPORTS FACILITIES
   AUTHORITY
   Guaranteed RB Series 2000 A
    1.89%, 05/01/03                              2,190             2,253

+@ BUCKS COUNTY, PENNSYLVANIA IDA
   RB (Klearfold Project) 1.50%,
    07/07/02                                     4,000             4,000
   RB (Schuman & Sons Project)
    1.40%, 07/07/02                                365               365

+@ CAMBRIA COUNTY, PENNSYLVANIA
   IDA
   Resource Recovery RB
    (Cambria Cogen Co. Project)
    1.30%, 07/07/02                             12,300            12,300



See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,         FACE VALUE       MKT. VALUE
   RATE, MATURITY                          ($ x 1,000)      ($ x 1,000)

+@ CENTRAL BUCKS, PENNSYLVANIA
   SCHOOL DISTRICT
   GO Series 2000A 1.30%,
    07/07/02                                  1,850            1,850

+@ CHESTER COUNTY, PENNSYLVANIA
   HEALTH & EDUCATION FACILITIES
   AUTHORITY
   RB (Simpson Meadows Project)
    Series 2000 1.35%, 07/07/02               4,000            4,000

+@ CLARION COUNTY, PENNSYLVANIA
   IDA
   Energy Development RB (Piney
    Creek Project) 1.30%,
    07/07/02                                  3,400            3,400

+@ DELAWARE COUNTY, PENNSYLVANIA
   AUTHORITY
   Hospital RB (Crozer Chester
    Medical Center) 1.25%,
    07/07/02                                  5,000            5,000

+@ DELAWARE COUNTY, PENNSYLVANIA
   IDA
   RB (YMCA of Philadelphia
    Project) Series 1999 1.35%,
    07/07/02                                  2,190            2,190

+@ DELAWARE RIVER PORT AUTHORITY,
   PENNSYLVANIA & New Jersey
   RB Series 1999-606 1.18%,
    07/07/02                                  6,450            6,450

+@ DELAWARE VALLEY REGIONAL
   FINANCIAL AUTHORITY
   Local Government RB Series
    2002E 1.29%, 07/07/02                     4,555            4,555

 + ERIE, PENNSYLVANIA WATER
   AUTHORITY
   Pre-Refunded RB 1.73%,
    12/01/02                                    715              722
   Unrefunded RB 1.72%, 12/01/02                370              374

+@ LANCASTER COUNTY, PENNSYLVANIA
   HOSPITAL AUTHORITY
   RB (Brethren Village) 1.30%,
    07/07/02                                  4,400            4,400

+@ LEBANON COUNTY, PENNSYLVANIA
   HEALTH FACILITIES
   RB (ECC Retirement Village
     Project 1.30%, 07/07/02                  1,600            1,600

+@ MERCER COUNTY, PENNSYLVANIA
   GO TOB 1.31%, 07/07/02                     1,300            1,300

+@ MONTGOMERY COUNTY,
   PENNSYLVANIA HIGHER EDUCATION
   & HEALTH AUTHORITY
   RB (Madlyn & Leonard
    Abramson Project) 1.35%,
    07/07/02                                  2,000            2,000

   MONTGOMERY COUNTY,
   PENNSYLVANIA IDA
+@ Environmental Facilities RB
   (Lonza, Inc. Project) 1.35%,
    07/07/02                                  7,000            7,000
   TECP 1.30%, 07/08/02                       3,560            3,560

+@ MONTGOMERY COUNTY,
   PENNSYLVANIA
   M/F Housing RB (Glenmore
    Association) Series A 1.35%,
    07/07/02                                    500              500

+@ NORTHAMPTON COUNTY,
   PENNSYLVANIA GENERAL PURPOSE
   AUTHORITY
   County Agreement RB TOB
    1.40%, 07/10/02                           3,000            3,000

+@ Northampton County,
   Pennsylvania IDA
   RB (Binney & Smith) Series A
     1.35%, 07/07/02                          3,250            3,250
   RB (Binney & Smith) Series B
     1.35%, 07/07/02                            900              900

+o NORWIN, PENNSYLVANIA SCHOOL
   DISTRICT
   GO TOB Series 2001A 1.50%,
    10/23/02                                  8,710            8,710

+@ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY
   RB TOBP (PT-1224) 1.27%,
    07/07/02                                  6,845            6,845

+@ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   Exempt Facilities RB (AMTRAK
    Project) Series 2001B 1.50%,
    07/07/02                                  4,500            4,500
   Exempt Facilities RB (Merck &
    Company Project) Series
    2000 1.30%, 07/07/02                      5,000            5,000



See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued

As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,            FACE VALUE         MKT. VALUE
   RATE, MATURITY                             ($ x 1,000)        ($ x 1,000)
   Exempt Facilities RB (Merck &
    Company West Project)
    Series 2001 1.30%, 07/07/02                  6,900              6,900
   Exempt Facilities RB (Reliant
    Energy Seward Project)
    Series 2001A 1.45%, 07/07/02                 4,000              4,000
   Exempt Facilities RB (Reliant
    Energy Seward Project)
    Series 2002B 1.30%, 07/07/02                 6,000              6,000

+@ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY
   RB (B&W Ebensburg Project)
    Series 1986 1.30%, 07/07/02                  7,790              7,790
   RB (Piney Creek Project) Series
    1986A 1.30%, 07/07/02                        9,305              9,305
   RB (Piney Creek Project) Series
    1986C 1.30%, 07/07/02                        1,155              1,155

 + PENNSYLVANIA HFA
 o RB TOB Series 1998Y 1.60%,
    11/07/02                                     6,000              6,000
 @ S/F Mortgage RB TOBP
   (PT-278) Series 1999-66A
    1.30%, 07/07/02                             13,140             13,140
 @ S/F Mortgage RB TOBP
    (PT-119A) Series 1997 1.27%,
    07/07/02                                     7,136              7,136
 @ TOB (PA-909) 1.30%, 07/07/02                  2,000              2,000
 @ TOB (PA-989R) 1.30%, 07/07/02                 5,600              5,600
 o TOB Series 1999U 1.42%,
    07/11/02                                     5,000              5,000
 @ TOB (Regulation D) Series L10
    1.40%, 07/07/02                              6,000              6,000

+@ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY
   Student Loan RB Series 2000A
    1.35%, 07/07/02                              9,500              9,500
   Student Loan RB Series 2001A
    1.35%, 07/07/02                              9,300              9,300

   PENNSYLVANIA STATE
+@ GO (Macon Trust Receipts)
    Series 2001F 1.45%, 07/07/02                 3,575              3,575
   GO 2nd Series 2000 1.78%,
    10/15/02                                     9,850              9,947
+@ GO TOB Series 2000-3 1.33%,
    07/07/02                                     3,700              3,700
 + Refunding GO 1.37%, 09/15/02                  2,000              2,015

+@ PENNSYLVANIA STATE OF
   COMMONWEALTH
   TOB Series 1997C 1.33%,
    07/07/02                                    11,870             11,870

+@ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY
   RB Series 1999D 1.30%,
    07/07/02                                       400                400

+@ PHILADELPHIA, PENNSYLVANIA
   IDRB TOBP (PA-982)
    (Philadelphia Airport) Series
    1998A 1.42%, 07/11/02                        4,000              4,000

+@ PHILADELPHIA, PENNSYLVANIA IDA
   RB (Girard Estate Aramark
    Project) 1.35%, 07/07/02                     5,300              5,300

+@ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY
   Pooled Financing Program RB
    Series 1998A 1.50%, 07/07/02                   170                170

+@ SPRING FORD, PENNSYLVANIA
   AREA SCHOOL DISTRICT
   TOB Series 247 1.26%, 07/07/02                3,500              3,500

 + TEMPLE UNIVERSITY OF THE
   COMMONWEALTH SYSTEM OF
   HIGHER EDUCATION, PENNSYLVANIA
   University Funding Obligation
    RB 1.92%, 05/06/03                          13,500             13,621

+@ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY
   RB (Girard Estate Refunding
    Project) Series 1999J 1.35%,
    07/07/02                                     3,120              3,120

+@ WEST CORNWALL TOWNSHIP,
   PENNSYLVANIA MUNICIPAL
   AUTHORITY
   RB (Lebanon Valley Crethren
    Project) 1.30%, 07/07/02                     1,720              1,720
                                                                  -------

                                                                  283,878
   PUERTO RICO  1.9%

   PUERTO RICO GOVERNMENT
   DEVELOPMENT BANK
   TECP 1.40%, 08/23/02                          5,387              5,387

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.





See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited.  All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                           $289,265 a
Cash                                                                         14
Interest receivable                                                         957
Prepaid expenses                                                    +         9
                                                                    -----------
TOTAL ASSETS                                                            290,245

LIABILITIES
--------------------------------------------------------------------------------
Payables:
Dividends to shareholders                                                    85
Investments bought                                                       12,164
Investment adviser and administrator fees                                     3
Transfer agent and shareholder service fees                                  10
Accrued expenses                                                    +        33
                                                                    -----------
TOTAL LIABILITIES                                                        12,295

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            290,245
TOTAL LIABILITIES                                                   -    12,295
                                                                    -----------
NET ASSETS                                                             $277,950

NET ASSETS BY SOURCE
Capital received from investors                                         277,950

NET ASSET VALUE (NAV)

                       SHARES
NET ASSETS        /    OUTSTANDING      =    NAV
$277,950               277,987               $1.00


a Includes illiquid restricted securities worth $26,710, or 9.23% of the fund's investments. The amortized cost for the fund's securities was $289,265. During the reporting period, the fund had $309,143 in transactions with other SchwabFunds(R).


Federal Tax Data

Cost basis of portfolio    $289,265




See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited.  All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------
Interest                                               $2,141

EXPENSES
-------------------------------------------------------------
Investment adviser and administrator fees                 536 a
Transfer agent and shareholder service fees               635 b
Trustees' fees                                             12 c
Custodian and portfolio accounting fees                    64
Professional fees                                          15
Registration fees                                           8
Shareholder reports                                         7
Other expenses                                      +       5
                                                    ---------
Total expenses                                          1,282
Expense reduction                                   -     365 d
                                                    ---------
NET EXPENSES                                              917

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------
TOTAL INVESTMENT INCOME                                 2,141
NET EXPENSES                                        -     917
                                                    ---------
NET INVESTMENT INCOME                                   1,224
                                                    ---------
INCREASE IN NET ASSETS FROM OPERATIONS                 $1,224


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
--------------------------------------------------------------------------

                                          1/1/02-6/30/02   1/1/01-12/31/01
Net investment income                             $1,224            $5,405
Net realized gains                            +        -                32
                                              ----------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             1,224             5,437

DISTRIBUTIONS PAID
--------------------------------------------------------------------------
Dividends from net investment income              $1,224            $5,405

TRANSACTIONS IN FUND SHARES                                                a
--------------------------------------------------------------------------
Shares sold                                      425,537           860,902
Shares reinvested                                  1,109             5,247
Shares redeemed                              +  (440,301)         (799,275)
                                             -----------------------------
NET INCREASE OR DECREASE                         (13,655)           66,874

NET ASSETS
--------------------------------------------------------------------------
Beginning of period                              291,605           224,699
Total increase or decrease                   +   (13,655)           66,906 b
                                             -----------------------------
END OF PERIOD                                   $277,950          $291,605

a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB

FLORIDA MUNICIPAL MONEY FUND

[PHOTO OF WALTER BEVERIDGE]

     WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

     This fund may be appropriate for Florida taxpayers, especially those in higher tax brackets who are seeking tax-exempt income.

TICKER SYMBOL SWFXX

THE FUND SEEKS THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND ALSO SEEKS TO HAVE ITS SHARES EXEMPT FROM THE FLORIDA INTANGIBLE TAX.


MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL DURING THE BEGINNING OF 2002. Stronger-than-expected economic figures released in March caused an increase in rates. During this time, we added to our positions in fixed-rate securities, which offered higher yields. This allowed us to maintain a neutral to slightly longer maturity versus our peer group. The longer maturity helped the fund's performance when yields fell once again during the second quarter as the strength of the recovery came into question.

QUICK ACTION AVERTED A BUDGET SHORTFALL FOR FLORIDA IN FISCAL 2002. Florida had initially expected to close out fiscal 2002 (on June 30) with a $2.5 billion unreserved general fund balance. The economic downturn changed that expectation, and by October 2001 the state was projecting a $1.3 billion revenue shortfall instead. State government addressed the problem rapidly, allowing Florida to maintain a balanced budget through fiscal 2002. In the end, the state reported receipts that were actually somewhat ahead of projections for the final months of the fiscal year, which meant that Florida ended fiscal 2002 with a surplus of $416 million, as well as $940 million in its budget stabilization fund.

Due to its substantial reserves and strong financial controls, the state is a solid investment-grade credit. The state's current general obligation ratings are Aa2, AA+ and AA from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 6/30/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-------------------------------------------------------------
Seven-Day Yield                                     0.94%
-------------------------------------------------------------
Seven-Day Effective Yield                           0.94%
-------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3      1.53%
-------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the period

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

      Florida Municipal
         Money Fund
31-Dec-01  29
31-Jan-02  31
28-Feb-02  33
31-Mar-02  37
30-Apr-02  30
31-May-02  32
30-Jun-02  45


PORTFOLIO COMPOSITION 2 as of 6/30/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

1.         81.0%        Florida
2.          9.1%        California
3.          2.6%        District of Columbia
4.          1.9%        Texas
5.          1.4%        West Virginia
6.          1.2%        Pennsylvania
7.          2.8%        Other

BY CREDIT QUALITY

[PIE CHART]

1.        100.0%         Tier 1


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.65%, the seven-day effective yield would have been 0.65% and the seven-day taxable-equivalent effective yield would have been 1.06%.

2 Composition of the fund's portfolio is as of 6/30/02 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2002 maximum federal regular income tax rate of 38.6%.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

The FINANCIAL NOTES section, following the FINANCIAL STATEMENTS, contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables.


FINANCIAL HIGHLIGHTS

                                                   1/1/02-   1/1/01-    1/1/00-    1/1/99-    3/18/98 4-
                                                   6/30/02   12/31/01   12/31/00   12/31/99   12/31/98
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              1.00        1.00       1.00       1.00      1.00
                                                   ----------------------------------------------------
Income from investment operations:
     Net investment income                          0.00  5     0.02       0.04       0.03      0.02
Less distributions:
     Dividends from net investment income          (0.00) 5    (0.02)     (0.04)     (0.03)    (0.02)
                                                   ----------------------------------------------------
Net asset value at end of period                    1.00        1.00       1.00       1.00      1.00
                                                   ====================================================
Total return (%)                                    0.50  2     2.32       3.62       2.78      2.37 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
     average net assets                             0.59  1     0.59       0.59  3    0.59      0.59 1
Expense reductions reflected in above ratio         0.28  1     0.28       0.29       0.33      0.41 1
Ratio of net investment income to
     average net assets                             0.99  1     2.30       3.56       2.75      2.95 1
Net assets, end of period ($ x 1,000,000)            847       1,518      1,435      1,215     1,016

1 Annualized.

2 Not annualized.

3 Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.

5 Per-share amount was less than $0.01.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of June 30, 2002; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+   Credit-enhanced security
o   Illiquid restricted security
@   Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]


100.0%           MUNICIPAL SECURITIES
                 Market Value: $853,610
                 Cost: $853,610
---------------------------------------
100.0%           TOTAL INVESTMENTS
                 Market Value: $853,610
                 Cost: $853,610

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                   FACE VALUE    MKT. VALUE
     RATE, MATURITY                                   ($ X 1,000)   ($ X 1,000)
     MUNICIPAL SECURITIES
     100.0% OF INVESTMENTS
     ---------------------------------------------------------------------------
     ARIZONA  0.4%

   + TEMPE, ARIZONA UNION HIGH
     SCHOOL DISTRICT NO. 213
     GO (Project of 1998) Series
          1999B 1.24%, 07/01/02                              3,235       3,235

     CALIFORNIA  9.1%

   + CALIFORNIA HIGHER EDUCATION LOAN AUTHORITY
     Student Loan Revenue
          Refunding Bond Series
          1987C-1 1.65%, 07/01/03                           10,000      10,000


     CALIFORNIA STATE
     Revenue Anticipation Warrant
          Series 2002B 1.80%, 11/27/02                      40,000      40,113

     KERN, CALIFORNIA HIGH SCHOOL DISTRICT
     TRAN 2.55%, 07/09/02                                   13,000      13,004

   + SOUTHERN CALIFORNIA HFA
     S/F Housing RB Series A3
          2.55%, 07/15/02                                   14,600      14,600
                                                                        ------
                                                                        77,717

     DISTRICT OF COLUMBIA  2.6%

     METRO WASHINGTON, D.C. AIRPORT AUTHORITY
     TECP Series B 1.45%, 07/10/02                          22,000      22,000

     FLORIDA  81.0%

  +@ BREVARD COUNTY, FLORIDA HFA
     M/F Housing Revenue
          Refunding Bond (Shore View
          Apartment Project) 1.35%,
          07/07/02                                           1,900       1,900

  +@ BROWARD COUNTY, FLORIDA
     Port Facilities Revenue
          Refunding Bond (Port
          Everglades Project) Series
          1998 1.30%, 07/07/02                               6,700       6,700

  +@ BROWARD COUNTY, FLORIDA HFA
     M/F Housing RB (Sanctuary
          Apartments Project) Series
          1985 1.42%, 07/07/02                               2,700       2,700
     M/F Housing Revenue
          Refunding Bond (Water's
          Edge Project) 1.30%, 07/07/02                        200         200


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE   MKT. VALUE
   RATE, MATURITY                                     ($ X 1,000)   ($ X 1,000)
   S/F Mortgage RB TOBP
        (PT-589) 1.37%, 07/07/02                           2,975       2,975

+@ CHARLOTTE COUNTY, FLORIDA HFA
   M/F Housing RB (Murdock
        Circle Apartments Project)
        1.47%, 07/07/02                                    3,000       3,000

+@ COLLIER COUNTY, FLORIDA HFA
   M/F Housing RB (Brittany Bay
        Apartments Project) Series
        2001A 1.35%, 07/07/02                              3,350       3,350

 + DADE COUNTY, FLORIDA
   Aviation RB (Miami International
        Airport) Series 1997A 1.65%,
        10/01/02                                           2,000       2,019
   Aviation RB (Miami International
        Airport) Series 1997B 1.55%,
        10/01/02                                           1,000       1,009
 o Special Obligation TOB Series
        415 1.65%, 05/10/03                                7,995       7,995

+@ DADE COUNTY, FLORIDA IDA
   IDRB (June Leasing Corp.
        Project) Series 1995 1.45%,
        07/07/02                                             250         250
   RB (Dolphins Stadium Project)
        Series 1985C 1.25%, 07/07/02                       1,050       1,050

 + DUVAL COUNTY, FLORIDA SCHOOL
   DISTRICT
   Refunding Unlimited GO 1.70%,
        08/01/02                                           3,000       3,010

   ESCAMBIA COUNTY, FLORIDA HFA
+@ S/F Mortgage RB Series 2001C
        1.35%, 07/07/02                                    2,410       2,410

 o S/F Mortgage RB Series B 2.20%,
        04/03/03                                           3,700       3,700

+@ S/F Mortgage RB TOB Series
        1997D 1.38%, 07/07/02                              5,975       5,975

+@ S/F Mortgage RB TOBP (PT-121)
        1.37%, 07/07/02                                    8,675       8,675

+@ S/F Mortgage RB TOBP (PT-519)
        1.37%, 07/07/02                                    3,230       3,230

+@ EUSTIS, FLORIDA
   Multi-Purpose RB 1.25%,
        07/07/02                                           3,700       3,700

 + FIRST FLORIDA GOVERNMENTAL
   FINANCING COMMISSION
   RB Series 1992A 2.75%,
        07/01/02                                           1,000       1,000

+@ FLORIDA DEVELOPMENT FINANCE CORP.
   IDRB (Central Farms, Ltd.
        Project) Series 1999A4 1.40%,
        07/07/02                                           1,410       1,410
   IDRB (Pioneer Ram Project)
        Series 1998A3 1.40%,
        07/07/02                                           1,160       1,160
   IDRB (Schmitt Family Project)
        Series 1999A2 1.40%,
        07/07/02                                           1,500       1,500
   IDRB (Sunshine State Project)
        Series 1999A3 1.30%,
        07/07/02                                           1,380       1,380
   IDRB (Vutec Corp. Project)
        Series 1999A1 1.40%,
        07/07/02                                           1,840       1,840

+@ FLORIDA HFA
   Housing RB (Ashley Lake II
        Project) Series 1989J 1.26%,
        07/07/02                                           9,400       9,400
   Housing RB (Caribbean Key
        Apartments) Series 1996F
        1.30%, 07/07/02                                    2,400       2,400
   Housing RB (Heron Park Project)
        Series 1996U 1.26%, 07/07/02                       3,605       3,605
   Housing RB (Tiffany Club Project)
        Series 1996P 1.30%, 07/07/02                       7,350       7,350
   M/F Housing RB (Waterford
        Pointe) Series 2000E-1 1.35%,
        07/07/02                                           4,155       4,155

+@ FLORIDA HOUSING FINANCE CORP.
   Housing RB (Timberline
        Apartments) Series 1999P
        1.25%, 07/07/02                                    2,500       2,500
   Housing RB (Valencia Village
        Apartments Project) Series
        1999G-1 1.35%, 07/07/02                            5,875       5,875
   Housing RB (Vinings Hampton
        Village) Series 2001D 1.40%,
        07/07/02                                          10,800      10,800


See the Financial Notes, which are integral to this information.

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                    FACE VALUE    MKT. VALUE
     RATE, MATURITY                                     ($ X 1,000)  ($ X 1,000)
   RB TOB Series 2000J 1.35%,
        07/07/02                                           4,450       4,450
   RB TOBP (PT-471) 1.30%,
        07/07/02                                          14,760      14,760

   FLORIDA LOCAL GOVERNMENT
   FINANCE COMMISSION
   Pooled TECP Series A 1.65%,
        09/05/02                                           1,000       1,000
   Pooled TECP Series B 1.70%,
        07/11/02                                           4,000       4,000

   FLORIDA STATE
   Gas Utility RB (Gas Project No. 1)
        1.62%, 12/01/02                                    1,200       1,217

 + FLORIDA STATE BOARD OF EDUCATION
 @ Capital Outlay Public Education
        GO TOB Series 1998A 1.31%,
        07/07/02                                           2,000       2,000
 @ Capital Outlay Revenue
        Refunding TOB 1.33%,
        07/07/02                                          14,100      14,100
 @ Capital Outlay TOB Series 137
        1.33%, 07/07/02                                   17,935      17,935
 @ Capital Outlay TOB Series 190
        1.31%, 07/07/02                                    2,275       2,275
 @ Capital Outlay TOB Series 1998E
        1.33%, 07/07/02                                   12,280      12,280
 @ Capital Outlay TOB Series 223
        1.31%, 07/07/02                                    6,145       6,145
 @ Capital Outlay TOB Series 286
        1.31%, 07/07/02                                    5,275       5,275
   Capital Outlay TOBP (PA-697)
        1.80%, 02/13/03                                   16,015      16,015

+@ FLORIDA STATE BOARD OF FINANCE
   DEPARTMENT OF GENERAL SERVICES
   RB TOB Series 317 1.31%,
        07/07/02                                          23,140      23,140

+@ FLORIDA STATE TURNPIKE AUTHORITY
   Turnpike RB TOB Series 273
        1.31%, 07/07/02                                    5,745       5,745

+@ FORT MEYERS, FLORIDA
   Utility Revenue Refunding TOB
        Series 1999A 1.31%, 07/07/02                       2,495       2,495

+@ GAINESVILLE, FLORIDA
   IDRB (Exactech, Inc. Project)
        1.35%, 07/07/02                                    3,300       3,300

 + GREATER ORLANDO, FLORIDA AVIATION AUTHORITY
   Airport Facility TECP
        1.40%, 08/08/02                                    1,596       1,596
        1.50%, 09/12/02                                   25,318      25,318

+@ GULF BREEZE, FLORIDA
   RB (Local Government Loan
        Program) Series 1985B 1.25%,
        07/07/02                                           9,000       9,000
   RB (Local Government Loan
        Program) Series 1985E 1.30%,
        07/07/02                                           1,430       1,430

 + HILLSBOROUGH COUNTY, FLORIDA
   Capital Improvement TECP
        Series A
        2.15%, 07/02/02                                    9,000       9,000
        1.50%, 08/28/02                                    7,300       7,300

   HILLSBOROUGH COUNTY, FLORIDA
   AVIATION AUTHORITY
   TECP 1.55%, 07/08/02                                      500         500

+@ HILLSBOROUGH COUNTY, FLORIDA
   CAPITAL IMPROVEMENT PROGRAM
   RB TOB Series 222 1.31%,
        07/07/02                                           9,230       9,230

+@ HILLSBOROUGH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (University of Tampa Project)
        1.30%, 07/07/02                                    5,800       5,800

+@ HILLSBOROUGH COUNTY, FLORIDA IDA
   RB (Independent Day School
        Project) 1.30%, 07/07/02                           2,000       2,000
   RB (Tampa Metropolitan YMCA
        Project) Series 2000K 1.30%,
        07/07/02                                           4,400       4,400

 + JACKSONVILLE, FLORIDA
   Excise Tax Revenue Refunding
        & Improvement Bond Series
        1998B 1.71%, 10/01/02                              1,120       1,127

+@ JACKSONVILLE, FLORIDA ECONOMIC
   DEVELOPMENT COMMISSION
   RB (Bolles School Project)
        Series 1999A 1.25%, 07/07/02                       3,400       3,400

+@ JACKSONVILLE, FLORIDA ELECTRIC AUTHORITY
   RB TOB Series 2000FF 1.37%,
        07/07/02                                           9,970       9,970


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

     ISSUER
     SECURITY TYPE, PROJECT, SERIES,                    FACE VALUE    MKT. VALUE
     RATE, MATURITY                                     ($ X 1,000)  ($ X 1,000)
   RB TOB Series 211 1.31%,
        07/07/02                                           7,185       7,185
   RB TOB Series 226 1.31%,
        07/07/02                                           5,000       5,000
   Water & Sewer Systems RB
        Series 2000B 1.25%, 07/07/02                       1,350       1,350

+@ JACKSONVILLE, FLORIDA HEALTH
   FACILITY AUTHORITY
   RB (River Garden Project)
        Series 1994 1.30%, 07/07/02                        3,590       3,590

+@ JACKSONVILLE, FLORIDA PORT AUTHORITY
   TOB 1.35%, 07/07/02                                    10,100      10,100

+@ LEE COUNTY, FLORIDA HFA
   M/F Housing RB (Cape Coral
        Apartments Project) Series
        1999A 1.47%, 07/07/02                              6,160       6,160
   M/F Housing RB (University
        Club Apartments Project)
        Series 2002A 1.32%, 07/07/02                       6,700       6,700

+@ MANATEE COUNTY, FLORIDA HFA
   M/F Housing RB (Centre Court
        Apartments Project) Series
        2000A 1.35%, 07/07/02                              3,850       3,850
   M/F Housing RB (Sabal Palm
        Harbor Project) Series 2000A
        1.47%, 07/07/02                                    7,300       7,300
   M/F Housing RB (Sabal Palm
        Harbor Project) Series 2000B
        1.47%, 07/07/02                                    3,930       3,930

   MIAMI DADE COUNTY, FLORIDA
   SCHOOL DISTRICT
   RAN 1.40%, 12/30/02                                    20,000      20,084

+@ MIAMI-DADE COUNTY, FLORIDA IDA
   Airport Facilities RB (Flight
        Safety Project) Series 1999A
        1.30%, 07/07/02                                   12,500      12,500
        1.35%, 07/07/02                                    9,000       9,000
   IDRB (Airbus Service Co.
        Project) Series 1998A 1.40%,
        07/07/02                                           9,360       9,360
   IDRB (Arctic Partners, Ltd.
        Project) 1.40%, 07/07/02                           1,990       1,990
   IDRB (Badia Spices, Inc.
        Project) 1.35%, 07/07/02                           3,875       3,875
   IDRB (Fine Arts Lamps Project)
        Series 1998 1.35%, 07/07/02                        1,900       1,900

+@ NASSUA COUNTY, FLORIDA
   Pollution Control RB (Rayonier
        Project) Series 1999 1.20%,
        07/07/02                                             250         250

+@ OKEECHOBEE COUNTY, FLORIDA
   Exempt Facility RB (Okeechobee
        Landfill, Inc. Project) Series
        1999 1.35%, 07/07/02                              15,000      15,000

 + ORANGE COUNTY, FLORIDA
   TECP 1.50%, 07/02/02                                   20,000      20,000

+@ ORANGE COUNTY, FLORIDA HEALTH
   FACILITIES AUTHORITY
   RB (Adventist Health Systems)
        Series 1992B 1.20%, 07/07/02                         200         200
   RB (Florida Hospital Association
        Health Facility Loan Program)
        Series 2000A 1.75%, 07/07/02                      25,600      25,600

   ORANGE COUNTY, FLORIDA HEALTH
   FINANCING AUTHORITY
   TECP 1.45%, 09/12/02                                   20,000      20,000

+@ ORANGE COUNTY, FLORIDA HFA
   M/F Housing RB (Andover Place
        Apartments) 1.25%, 07/07/02                          470         470
   M/F Housing RB (Glenn Millenia
        Project) Series 2001C 1.35%,
        07/07/02                                           3,355       3,355
   M/F Housing RB (Highland
        Pointe Apartments Project)
        Series 1988J 1.30%, 07/07/02                         655         655
   M/F Housing RB (West Pointe
        Villas Project) Series 2000F
        1.35%, 07/07/02                                    5,750       5,750
   M/F Housing RB Series 2000G
        1.47%, 07/07/02                                    3,200       3,200
   M/F Housing Revenue
        Refunding Bond (Heather
        Glenn Apartments Project)
        Series 2001E 1.20%, 07/07/02                       5,400       5,400

   ORANGE COUNTY, FLORIDA IDA
   IDRB (Central Florida Kidney
        Centers Project) 1.25%,
        07/07/02                                           5,000       5,000
   IDRB (Central Florida YMCA
        Project) Series 2002A 1.30%,
        07/07/02                                           5,000       5,000
   IDRB (Goodwill Industries, Inc.
        Project) 1.25%, 07/07/02                           6,000       6,000


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE   MKT. VALUE
   RATE, MATURITY                                     ($ X 1,000)  ($ X 1,000)
   RB (Center For Drug Free Living
        Project) 1.25%, 07/07/02                           9,615       9,615

+@ ORANGE COUNTY, FLORIDA SCHOOL BOARD
   COP Series 2000B 1.75%,
        07/07/02                                           1,200       1,200

+@ PALM BEACH COUNTY, FLORIDA
   IDRB (Benjamin Private School
        Project) 1.25%, 07/07/02                           9,000       9,000
   IDRB (Palm Beach Day Care
        School Project) Series 1999
        1.25%, 07/07/02                                    7,000       7,000
   RB (Complete Alcohol
        Rehabilitation Project) 1.25%,
        07/07/02                                             200         200
   RB (Zoological Society, Inc.
        Project) 1.30%, 07/07/02                           2,000       2,000

+@ PALM BEACH COUNTY, FLORIDA AIRPORT
   RB (Galaxy Aviation Project)
        Series 2000A 1.35%, 07/07/02                       6,000       6,000

+o PALM BEACH COUNTY, FLORIDA
   CRIMINAL JUSTICE FACILITIES
   TOB Series 191 1.60%, 12/05/02                          7,495       7,495

+@ PALM BEACH COUNTY, FLORIDA
   HDA CORP.
   M/F Revenue Refunding Bonds
        (Spinnaker Landing Project)
        1.35%, 07/07/02                                    2,945       2,945

   PALM BEACH COUNTY, FLORIDA
   HEALTH FACILITIES AUTHORITY
+@ Revenue Refunding Bond
        (Joseph L. Morse Geriatric
        Center) 1.25%, 07/07/02                            2,855       2,855
   TECP 1.45%, 09/12/02                                    2,400       2,400

+@ PALM BEACH COUNTY, FLORIDA HFA
   M/F Housing RB (Azalea Place
        Apartments Project) Series
        1999A 1.47%, 07/07/02                              3,100       3,100

+@ PASCO COUNTY, FLORIDA
   COP 1.25%, 07/07/02                                     1,370       1,370

+@ PASCO COUNTY, FLORIDA
   EDUCATION FACILITY AUTHORITY
   RB (St. Leo University Project)
        1.57%, 07/07/02                                    2,450       2,450

+@ PINELLAS COUNTY, FLORIDA HFA
   S/F Housing RB TOBP (PT-352)
        1.37%, 07/07/02                                    4,020       4,020

+@ PINELLAS COUNTY, FLORIDA IDA
   IDRB (H&S Swanson's Tool Co.
        Project) 1.35%, 07/07/02                           3,930       3,930
   IDRB (Restorative Care of
        America Project) 1.45%,
        07/07/02                                           1,700       1,700

+@ POLK COUNTY, FLORIDA IDA
   IDRB (Juice Bowl Products, Inc.
        Project) 1.35%, 07/07/02                           2,790       2,790
   RB (Farmland Hydro Project)
        1.35%, 07/07/02                                    6,000       6,000
   RB (Pavermodule, Inc. Project)
        1.35%, 07/07/02                                    3,610       3,610

+@ SEMINOLE COUNTY, FLORIDA IDA
   IDRB (Amrhein Family Project)
        1.35%, 07/07/02                                    4,560       4,560

   SEMINOLE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 2.50%, 08/14/02                                     7,000       7,006

+@ SOUTHEAST VOLUSIA, FLORIDA
   HOSPITAL DISTRICT
   RB (Bert Fish Medical Center
        Project) Series 1995 1.40%,
        07/07/02                                           1,815       1,815

+@ ST. PETERSBURG, FLORIDA
   Capital Improvement RB (Airport
        & Golf Course Project) Series
        1997C 1.35%, 07/07/02                                585         585
   Capital Improvement RB (Airport
        & Golf Course Project) Series
        B 1.20%, 07/07/02                                  2,020       2,020

+@ SUMTER COUNTY, FLORIDA IDA
   RB (Robbins Manufacturing
        Project) Series 1997 1.40%,
        07/07/02                                             320         320

+@ TALLAHASSEE & Leon County,
   FLORIDA CIVIC CENTER AUTHORITY
        Capital Improvement RB Series
        A 1.25%, 07/07/02                                 13,000      13,000

+@ TAMPA BAY, FLORIDA WATER
   UTILITY SYSTEM
        RB TOB Series 2001N 1.31%,
        07/07/02                                           5,200       5,200


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2002; unaudited.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                    FACE VALUE    MKT. VALUE
   RATE, MATURITY                                    ($ X 1,000)   ($ X 1,000)
 + TAMPA, FLORIDA
   Guaranteed Entitlement
        Revenue Refunding Bond
        1.78%, 10/01/02                                    2,130       2,152

+@ VOLUSIA COUNTY, FLORIDA
   EDUCATIONAL FACILITY AUTHORITY
   RB (Bethune Cookman College
        Project) 1.25%, 07/07/02                             675         675

+@ WEST ORANGE, FLORIDA
   HEALTHCARE DISTRICT
   RB Series 1999B 1.20%,
        07/07/02                                             100         100
                                                                       -------
                                                                       691,293
   KENTUCKY  0.6%

 + KENTON COUNTY, KENTUCKY
   AIRPORT BOARD
   Revenue Refunding Bond
        Series 2002A 1.82%, 03/01/03                       4,825       4,854

   MASSACHUSETTS  0.6%

+o MASSACHUSETTS STATE
   TOBP (PA-945) 1.80%, 02/13/03                           4,995       4,995

   PENNSYLVANIA  1.2%

   TEMPLE UNIVERSITY OF THE
   COMMONWEALTH SYSTEM OF
   HIGHER EDUCATION, PENNSYLVANIA
   University Funding Obligation
        RB 1.92%, 05/06/03                                10,000      10,090

   PUERTO RICO  0.3%

   PUERTO RICO GOVERNMENT
   DEVELOPMENT BANK
   TECP
        1.65%, 07/10/02                                      403         403
        1.35%, 09/20/02                                    2,500       2,500
                                                                     -------
                                                                       2,903

   TEXAS  1.9%

   TEXAS STATE
   TRAN Series 2001A-L32
        1.70%, 08/29/02                                    1,000       1,003
        2.50%, 08/29/02                                   15,000      15,030
                                                                     -------
                                                                      16,033

   WASHINGTON  0.9%

+@ ENERGY NORTHWEST, WASHINGTON
   Electric Putters RB TOB Series
        242Z 1.33%, 07/07/02                               6,295       6,295

 + WASHINGTON STATE PUBLIC POWER
   SUPPLY SYSTEM
   Revenue Refunding Bond
        (Nuclear Project No. 1) Series
        1992A 2.70%, 07/01/02                              2,000       2,040
                                                                     -------
                                                                       8,335

   WEST VIRGINIA  1.4%

+@ WEST VIRGINIA SCHOOL BUILDING AUTHORITY
   RB TOBP (PA-914) 1.30%,
        07/07/02                                          12,155      12,155


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2002; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                         $853,610 a
Cash                                                                       20
Interest receivable                                                     3,461
Prepaid expenses                                                  +        32
                                                                  -----------
TOTAL ASSETS                                                          857,123

LIABILITIES
-------------------------------------------------------------------------------
Payables:
     Dividends to shareholders                                            296
     Investments bought                                                10,000
     Investment adviser and administrator fees                              6
     Transfer agent and shareholder service fees                           31
Accrued expenses                                                  +        48
                                                                  -----------
TOTAL LIABILITIES                                                      10,381

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          857,123
TOTAL LIABILITIES                                                 -    10,381
                                                                  -----------
NET ASSETS                                                           $846,742

NET ASSETS BY SOURCE
Capital received from investors                                       846,826
Net realized capital losses                                               (84)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS    /     OUTSTANDING     =     NAV
$846,742            846,849               $1.00

a Includes illiquid restricted securities worth $24,185, or 2.83% of the fund's investments. The amortized cost for the fund's securities was $853,610. During the reporting period, the fund had $1,035,825 in transactions with other SchwabFunds(R).


FEDERAL TAX DATA

Cost basis of portfolio               $853,610

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                     LOSS AMOUNT:
2008                                  $99


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2002 through June 30, 2002; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $7,154

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                     15

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               1,721 a
Transfer agent and shareholder service fees                             2,042 b
Trustees' fees                                                             13 c
Custodian and portfolio accounting fees                                   100
Professional fees                                                          16
Registration fees                                                          32
Shareholder reports                                                        30
Other expenses                                                      +       7
                                                                    ---------
Total expenses                                                          3,961
Expense reduction                                                   -   1,284 d
                                                                    ---------
NET EXPENSES                                                            2,677

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 7,154
NET EXPENSES                                                        -   2,677
                                                                    ---------
NET INVESTMENT INCOME                                                   4,477
NET REALIZED GAINS                                                  +      15
                                                                    ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $4,492

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003 to 0.66% of average daily net assets. CSIM and Schwab have voluntarily agreed to further limit the operating expenses of this fund to 0.59%. The voluntary reduction may be changed at any time without prior notice. These limits do not include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/02-6/30/02 are unaudited.

OPERATIONS
-------------------------------------------------------------------------------
                                              1/1/02-6/30/02    1/1/01-12/31/01

Net investment income                            $     4,477      $    19,059
Net realized gains                            +           15               67
                                              -------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 4,492           19,126

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income             $     4,477      $    19,059

TRANSACTIONS IN FUND SHARES                                                   a
-------------------------------------------------------------------------------
Shares sold                                        1,324,178        3,151,142
Shares reinvested                                      4,056           18,492
Shares redeemed                               +   (1,999,163)      (3,087,097)
                                              -------------------------------
NET INCREASE OR DECREASE                            (670,929)          82,537

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                1,517,656        1,435,052
Total increase or decrease                    +     (670,914)          82,604 b
                                              -------------------------------
END OF PERIOD                                    $   846,742      $ 1,517,656


a Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES
Unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA AND SCHWAB NEW YORK MUNICIPAL MONEY FUNDS OFFER TWO SHARE CLASSES EACH: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey, Pennsylvania and Florida Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves

FINANCIAL NOTES

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

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GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


PORTFOLIO TERMS
-------------------------------------------------------------------------------

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.


ACES  Adjustable convertible extendable security
BAN   Bond anticipation note
COP   Certificate of participation
GAN   Grant anticipation note
GO    General obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDRB  Industrial Development Revenue Bond
M/F   Multi-family
RAN   Revenue anticipation note
RB    Revenue bond
S/F   Single-family
TAN   Tax anticipation note
TECP  Tax-exempt commercial paper
TOB   Tender option bond
TOBP  Tender option bond partnership
TRAN  Tax and revenue anticipation note
VRD   Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds(R). Please read the prospectus carefully before you invest.

This report must be preceded or accompanied by a current prospectus.



METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550)

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab MarketMasters Funds(TM)
     U.S. MarketMasters Fund(TM)
     Small-Cap MarketMasters Fund(TM)
     International MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketMasters Funds(TM)
     Balanced MarketMasters Fund(TM)

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104



DISTRIBUTOR

SchwabFunds(R)
PO Box 3812, Englewood, CO 80155-3812


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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